As filed with the Securities and Exchange Commission on February 25, 2011
File No. 333-104424
File No. 811-21330

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 13
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 15

COUNTRY Investors Variable Annuity Account
(Exact Name of Registrant)
COUNTRY Investors Life Assurance Company
(Name of Depositor)

1701 N. Towanda Avenue
Bloomington, Illinois, 61701
1-309-821-3000
(Address and Telephone Number of Principal Executive Office)

James M. Jacobs
Office of the General Counsel
1701 N. Towanda Avenue
Bloomington, Illinois 61701
(Name and Address of Agent for Service of Process)

Copy to:
Thomas E. Bisset, Esquire
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2415

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485;

☐	on May 1, 2011 pursuant to paragraph (b) of Rule 485;

☐	60 days after filing pursuant to paragraph (a) of Rule 485;

☑	on May 1, 2011 pursuant to paragraph (a) of Rule 485

Securities being offered: Flexible Premium Deferred Variable Annuity Contracts

COUNTRY Investors Variable Annuity Account

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
VARIABLE ANNUITY CONTRACT

PROSPECTUS
May 1, 2011

COUNTRY Investors Life Assurance Company® (the “Company”) is offering the individual flexible premium deferred variable annuity contract (the “Contract”) described in this Prospectus. The Contract provides for Accumulated Value and annuity payments on a fixed and variable basis. The Company sells the Contract to retirement plans, including those that qualify for special federal tax treatment under the Internal Revenue Code.

The Owner of a Contract (“you” or “your”) may allocate premiums and Accumulated Value to 1) the Declared Interest Option, an account that provides a specified rate of interest, and/or 2) Subaccounts of COUNTRY Investors Variable Annuity Account (the “Account”) available under the Contract, each of which invests in one of the following Investment Options:

  American Century Investments
  VP Inflation Protection Bond Fund
  VP Ultra® Fund
  VP Vistasm Fund
Calvert Variable Products, Inc.
  (formerly known as Summit Mutual Funds, Inc.)
  Calvert VP Russell 2000 Small Cap Index
   Portfolio—Class F
  (formerly known as Summit Russell 2000® Small Cap Index Portfolio—Class F)
  Calvert VP S&P MidCap 400 Index
   Portfolio—Class F
  (formerly known as Summit S&P MidCap 400® Index Portfolio—Class F)
  Calvert VP EAFE International Index
   Portfolio—Class F
  (formerly known as Summit EAFE International Index Portfolio—Class F)
COUNTRY Mutual Funds Trust
  COUNTRY VP Bond Fund
  COUNTRY VP Growth Fund
DWS Variable Series I
  DWS Global Opportunities VIP—Class A
DWS Variable Series II
  DWS Global Thematic VIP—Class A

  EquiTrust Variable Insurance Series Fund
  Blue Chip Portfolio—Service Class
  High Grade Bond Portfolio—Service
   Class
  Managed Portfolio—Service Class
  Money Market Portfolio—Service Class
  Strategic Yield Portfolio—Service Class
  Value Growth Portfolio—Service Class
Fidelity® Variable Insurance Products
  Funds
  VIP Contrafund® Portfolio—Service Class 2
  VIP Disciplined Small Cap Portfolio—Service
   Class 2
  VIP Growth Portfolio—Service Class 2
  VIP High Income Portfolio—Service
   Class 2
  VIP Investment Grade Bond Portfolio—Initial Class
  VIP Index 500 Portfolio—Service
   Class 2
  VIP Mid Cap Portfolio—Service Class 2
  VIP Real Estate Portfolio—Service Class 2
Franklin Templeton Variable Insurance Trust
  Franklin Small Cap Value Securities
   Fund—Class 2

Franklin U.S. Government Fund—
   Class 2
  Mutual Shares Securities Fund—
   Class 2
  Templeton Global Bond Securities—
   Class 2
JPMorgan Insurance Trust
  JPMorgan Insurance Trust Intrepid Growth
   Portfolio—Class 1
  JPMorgan Insurance Trust Intrepid Mid Cap
   Portfolio—Class 1
  JPMorgan Insurance Trust Mid Cap Growth
   Portfolio—Class 1
  (formerly known as JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio)
  JPMorgan Insurance Trust Small Cap Core
   Portfolio—Class 2
T. Rowe Price Equity Series, Inc.
   Equity Income Portfolio
   New America Growth Portfolio
   Personal Strategy Balanced Portfolio
  T. Rowe Price International Series, Inc. International Stock Portfolio

The Company no longer offers the Contract to new purchasers. Although the Contract is no longer available to new purchasers, all rights and benefits under the Contract continue to be available to Owners. The accompanying prospectus for each Investment Option describes the investment objectives and attendant risks of each Investment Option. If you allocate premiums to the Subaccounts, the amount of the Contract’s Accumulated Value prior to the Annuitization Date will vary to reflect the investment performance of the Investment Options you select.

Please note that the Contracts and Investment Options are not bank deposits, are not federally insured, are not guaranteed to achieve their goals and are subject to risks, including loss of the amount invested.

The Company has requested the approval of the Securities and Exchange Commission (“SEC”) for the removal of the COUNTRY VP Growth Fund and the COUNTRY VP Bond Fund as Investment Options under the Contract. Following our receipt of the SEC’s approval, we will set a date to automatically transfer any Accumulated Value you have in the COUNTRY VP Growth Subaccount to the Fidelity VIP Index 500 (Service Class 2) Subaccount and any Accumulated Value in the COUNTRY VP Bond Subaccount to the Fidelity VIP Investment Grade Bond (Initial Class) Subaccount (the “Substitution”). Once the date of the Substitution has been determined, we will notify you of the date via U.S. mail.

The COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount are no longer available to receive premiums and Accumulated Value transferred from other Subaccounts and the Declared Interest Option.

The COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount will cease to be available under the Contract on the date of the Substitution. For more information, see “THE SUBSTITUTION.”

You may find additional information about your Contract and the Account in the Statement of Additional Information, dated the same as this Prospectus. To obtain a copy of this document, please contact us at the address or phone number shown on the cover of this Prospectus. The Statement of Additional Information (“SAI”) has been filed with the SEC, is incorporated herein by reference and is available free of charge. The SAI’s table of contents appears at the end of this Prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference into this Prospectus, and other information filed electronically with the SEC.

This prospectus sets forth information about the Company and Account you should know before investing. Please read this Prospectus carefully and retain it for future reference. A prospectus for each Investment Option must accompany this Prospectus and you should read it in conjunction with this Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Issued By
COUNTRY Investors Life Assurance Company®

Home Office	Variable Product Service Center
1701 N. Towanda Avenue	PO Box 9239
Bloomington, Illinois 61701	Des Moines, Iowa 50306 1-888-349-4658

The Contract may not be available in all jurisdictions.

This Prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made.

FEE TABLES

The following tables describe the fees and expenses that are payable when buying, owning or surrendering the Contract. The first table describes the fees and expenses that are payable at the time you buy the Contract, surrender the Contract or transfer Accumulated Value among the Subaccounts and the Declared Interest Option.

	Guaranteed
Owner Transaction Expenses(1)	Maximum Charge	Current Charge
Surrender Charge (as a percentage of amount withdrawn or surrendered)(2)	7%	7%

Transfer Processing Fee(3)	$25	$10

Illustrative Report Fee(4)	$25 per report	$0 per report

The next table describes the fees and expenses that you will pay periodically during the time that you own your Contract, not including Fund fees and expenses.

	Guaranteed
Periodic Charges	Maximum Charge	Current Charge
Annual Administrative Charge(5)	$45	$30

Separate Account Annual Expenses (as a percentage of average variable accumulated value)

Mortality and Expense Risk Charge	1.40%	1.20%

Total Separate Account Annual Expenses	1.40%	1.20%

Optional Retirement Security Rider Charge(6) (as a percentage of Accumulated Value)	0.75%	0.50%

Optional Guaranteed Minimum Death Benefit Endorsement Charge(6) (as a percentage of Accumulated Value)	0.20%	0.20%

Optional Incremental Death Benefit Rider Charge(6) (as a percentage of Accumulated Value)	0.30%	0.20%

Total Separate Account Annual Expenses and Optional Retirement Security Rider Charge (as a percentage of average variable accumulated value)(7)	2.15%	1.70%

(1) Some states may impose a premium tax that can range up to 3.5% of a premium payment.

(2) The surrender charge is only assessed during the first seven Contract Years. The surrender charge declines each year after the third Contract Year to 0% in the eighth Contract Year. In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value as of the most recent Contract Anniversary without incurring a surrender charge. For purposes of determining the availability of the 10% free withdrawal privilege, we add the Accumulated Value being withdrawn to the amount of any Accumulated Value previously withdrawn in the Contract Year and divide that amount by the Accumulated Value in your Contract on your most recent Contract Anniversary. This amount is not cumulative from Contract Year to Contract Year. (See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.”)

(3) We waive the transfer processing fee for the first twelve transfers during a Contract Year. Currently, we may assess a charge of $10 for the thirteenth and each subsequent transfer during a Contract Year. Transfers made from the COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount to the other Subaccounts and the Declared Interest Option between the date of this prospectus and the date of the Substitution will be free of charge and do not count toward the twelve free transfers you may make each Contract Year.

(4) We may assess a charge of up to $25 for each Illustrative Report you request after the Contract Date.

(5) We currently deduct an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Annuitization Date. This annual administrative charge is waived for Contracts with Accumulated Value at or above $50,000 on the Contract Anniversary.

The next table shows the minimum and maximum total operating expenses charged by any of the Investment Options for the fiscal year ended December 31, 2010. More detail concerning each Investment Option’s fees and expenses is contained in the prospectus for each Investment Option.

Annual Investment Option Operating Expenses(8)
(expenses that are deducted from Investment Option assets)(9)

	Minimum		Maximum
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses)		%		%

Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement(10)		%		%

Examples

The examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the annual administrative charge, mortality and expense risk fees, Investment Option fees and expenses, the Guaranteed Minimum Death Benefit Endorsement charge, the Incremental Death Benefit Rider charge and the Retirement Security Rider charge.

Each example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year.(1)

Example 1

The first example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you have elected the Guaranteed Minimum Death Benefit Endorsement, the Incremental Death Benefit Rider and the Retirement Security Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(6) We deduct the charges for the Retirement Security Rider, Guaranteed Minimum Death Benefit Endorsement and Incremental Death Benefit Rider on each Contract Anniversary. If you surrender the Contract prior to the Contract Anniversary, we will deduct the charge for the Retirement Security Rider and Incremental Death Benefit Rider on a pro-rata basis. The Incremental Death Benefit Rider is not available under Qualified Contracts.

(7) The Guaranteed Maximum Charge and Current Charge figures represent the sum of the Total Separate Account Annual Expenses and the Optional Retirement Security Rider Charge and assume that the Accumulated Value under the Contract has been allocated solely to the Subaccounts of the Account in accordance with the Growth Model Portfolio. See DESCRIPTION OF ANNUITY CONTRACT—Retirement Security Rider—Asset Allocation Model Portfolio, for information regarding the investment restrictions governing the use of the Retirement Security Rider.

(8) Some Investment Options may impose a redemption fee of up to 2% of the amount withdrawn to deter frequent trading activity.

(9) For certain Investment Options, certain expenses were reimbursed or fees waived during 2010. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these arrangements and any contractual expense reimbursement and fee arrangements, the minimum and maximum total annual Investment Option operating expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses) charged by any of the Investment Options would have been     % and     %, respectively.

(10) The “Total Annual Investment Options Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Investment Options after taking into account contractual fee waiver or reimbursement arrangements. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue until at least April 30, 2012.    Investment Options currently have contractual reimbursement or fee waiver arrangements in place.

1. If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

2. If you annuitize at the end of the applicable time period and elect fixed annuity settlement option 2 or 4 with a one-year annuity payment period(2):

1 Year	3 Years	5 Years	10 Years
$	$	$	$

3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity settlement options 1, 3 or 5, or a variable annuity settlement option:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Example 2

The second example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you have elected the Guaranteed Minimum Death Benefit Endorsement, the Incremental Death Benefit Rider and the Retirement Security Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1. If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

2. If you annuitize at the end of the applicable time period and elect fixed annuity settlement option 2 or 4 with a one-year annuity payment period(2):

1 Year	3 Years	5 Years	10 Years
$	$	$	$

3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity settlement options 1, 3 or 5, or a variable annuity settlement option:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Example 3

The third example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you did not elect the Guaranteed Minimum Death Benefit Endorsement, the Incremental Death Benefit Rider or the Retirement Security Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1. If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

2. If you annuitize at the end of the applicable time period and elect fixed annuity settlement option 2 or 4 with a one-year annuity payment period(2):

1 Year	3 Years	5 Years	10 Years
$	$	$	$

3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity settlement options 1, 3 or 5, or a variable annuity settlement option:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Example 4

The fourth example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you did not elect the Guaranteed Minimum Death Benefit Endorsement, the Incremental Death Benefit Rider or the Retirement Security Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1. If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

2. If you annuitize at the end of the applicable time period and elect fixed annuity settlement option 2 or 4 with a one-year annuity payment period(2):

1 Year	3 Years	5 Years	10 Years
$	$	$	$

3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity settlement options 1, 3 or 5, or a variable annuity settlement option:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

(1) The examples take into account Investment Option fee waiver and expense reimbursement arrangements only for a one year period.

(2) Selection of an annuity payment period with a duration of greater than one year would result in lower one-, three-and five-year expense figures. In calculating the surrender charge that would apply in the case of annuitization under fixed payment option 2 or 4, the Company will add the number of years for which payments will be made under the annuity payment option selected to the number of Contract Years since the Contract Date to determine the Contract Year in which the surrender is deemed to occur for purposes of determining the surrender charge percentage that would apply upon annuitization.

Condensed Financial Information

Please refer to APPENDIX A for accumulation unit information for each subaccount.

SUMMARY OF THE CONTRACT

Issuance of a Contract. The Contract is an individual flexible premium deferred variable annuity contract with a maximum issue age of 99 for Annuitants (see “DESCRIPTION OF ANNUITY CONTRACT—Issuance of a Contract”). See “DISTRIBUTION OF THE CONTRACTS” for information on compensation of persons selling the Contracts. The Contracts are:

•	“flexible premium” because you do not have to pay premiums according to a fixed schedule, and

•	“variable” because, to the extent Accumulated Value is attributable to the Account, Accumulated Value will increase and decrease based on the investment performance of the Investment Options corresponding to the Subaccounts to which you allocate your premiums.

The Company no longer offers the Contract to new purchasers. Although the Contract is no longer available to new purchasers, all rights and benefits under the Contract continue to be available to Owners.

Free-Look Period. You have the right to return the Contract within 30 days after you receive it (see “DESCRIPTION OF ANNUITY CONTRACT—Free-Look Period”). If you return the Contract, it will become void and you will receive the greater of:

•	premiums paid; or

•	the Accumulated Value on the date the Company receives the returned Contract at our Variable Product Service Center, plus administrative charges and any other charges deducted under the Contract.

Premiums. The minimum initial premium amount the Company accepts is $1,000. (We may waive the minimum initial premium amount for certain Qualified Contracts.) You may make subsequent premium payments (minimum $50 each) at any time. (See “DESCRIPTION OF ANNUITY CONTRACT—Premiums.”) We retain the right to approve premium amounts greater than $250,000.

Allocation of Premiums. You can allocate premiums to one or more Subaccounts, the Declared Interest Option, or both (see “DESCRIPTION OF ANNUITY CONTRACT—Allocation of Premiums”).

•	The Company will allocate the initial premium to the Money Market Subaccount for 10 days from the Contract Date.

•	At the end of that period, the Company will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.

The COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount are no longer available to receive premiums and Accumulated Value transferred from other Subaccounts and the Declared Interest Option. If we receive a premium designated either solely or partially for allocation to either or both the COUNTRY VP Growth Subaccount and the COUNTRY VP Bond

Subaccount, we will consider your request as not in good order and we will not process the request. In such cases, we will return the premium to you unless you provide us with further allocation instructions.

Asset Allocation Program. You may elect to participate in the Asset Allocation Program and allocate all of your premiums to one of the six (6) model portfolios we make available under the Program to assist you in selecting Investment Options (see “DESCRIPTION OF ANNUITY CONTRACT—Asset Allocation Program”). Each model portfolio represents a different level of risk tolerance: Aggressive; Growth; Growth-Income; Balanced; Income Growth; and Income. The Investment Option allocations of the model portfolios may be changed from time to time in response to market conditions or other factors. If the Investment Option allocations of the model portfolio you have chosen are changed, you will need to elect to opt out of the model portfolio as modified to maintain your then-current investment allocations. Otherwise, your Accumulated Value and future premiums will be allocated among the Investment Options based on the changes to the model portfolio.

We will forward to you advance notice of any changes to your model portfolio. You may revise your Investment Option allocations or select a new model portfolio at your discretion.

There is no separate charge for participating in the Asset Allocation Program, nor is there a charge to change to a different model portfolio or to change your allocation to a particular Investment Option. There is no guarantee that a model portfolio in the Asset Allocation Program will not lose money or experience volatility.

Transfers. You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Annuitization Date (see “DESCRIPTION OF ANNUITY CONTRACT—Transfer Privilege”).

•	The minimum amount of each transfer is $100 or the entire amount in the Subaccount or Declared Interest Option, if less.

•	Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option. If the Accumulated Value in the Declared Interest Option after the transfer is less than $1,000, you may transfer the entire amount.

•	The Company waives fees for the first twelve transfers during a Contract Year.

•	The Company may assess a transfer processing fee of $10 for the 13th and each subsequent transfer during a Contract Year. (This charge is guaranteed not to exceed $25.)

The COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount are no longer available to receive Accumulated Value transferred from other Subaccounts and the Declared Interest Option. If you request to transfer Accumulated Value to either or both the COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount, we will consider your request as not in good order, and we will not process the request. In such cases, we will contact you for further instructions.

You may continue to transfer Accumulated Value from the COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount to the other Subaccounts and the Declared Interest Option until the date of the Substitution. Transfers made from the COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount to the other Subaccounts and the Declared Interest Option between the date of this prospectus and the date of the Substitution will be free of charge and do not count toward the twelve free transfers you may make each Contract Year. Although we have no current intention of increasing the amount of the transfer processing fee, we agree not to exercise our right to do so for at least 30 days after the Substitution.

Partial Withdrawal. You may withdraw part of the Accumulated Value upon Written Notice at any time prior to the Annuitization Date (see “DESCRIPTION OF ANNUITY CONTRACT—Partial Withdrawals and Surrenders—Partial Withdrawals”). Certain partial withdrawals may be subject to a surrender charge (see “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Charge for Partial Withdrawal or Surrender”). A partial withdrawal may have tax consequences and may be restricted under certain Qualified Contracts. (See “FEDERAL TAX MATTERS.”)

Surrender. You may surrender your Contract upon Written Notice at any time prior to the Annuitization Date (see “DESCRIPTION OF ANNUITY CONTRACT—Partial Withdrawals and Surrenders—Surrender”). A surrender may have tax consequences and may be restricted under certain Qualified Contracts. (See “FEDERAL TAX MATTERS.”)

Death Benefit. We will pay a death benefit if the Annuitant dies prior to the Annuitization Date. The death benefit will be determined as of the date we receive Due Proof of Death and is equal to the greater of:

(1)	the sum of premiums paid, less the sum of all partial withdrawal reductions (including applicable surrender charges); or

(2)	the Accumulated Value.

If you own a Non-Qualified Contract, you may enhance your death benefit protection by electing the Guaranteed Minimum Death Benefit Endorsement and/or the Incremental Death Benefit Rider. See “DESCRIPTION OF ANNUITY CONTRACT—Death Benefit Before Annuitization—Guaranteed Minimum Death Benefit Endorsement, and—Incremental Death Benefit Rider” for descriptions of the Guaranteed Minimum Death Benefit Endorsement and the Incremental Death Benefit Rider. If you own a Qualified Contract, you may also enhance your death benefit protection by electing the Guaranteed Minimum Death Benefit Endorsement. The Incremental Death Benefit Rider is not available under Qualified Contracts.

CHARGES AND DEDUCTIONS

Your Contract will be assessed the following charges and deductions:

Surrender Charge (Contingent Deferred Sales Charge). We apply a charge if you make a partial withdrawal from or surrender your Contract during the first seven Contract Years (see “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Charge for Partial Withdrawal or Surrender”).

Surrender Charge
Contract Year in Which	as a Percentage of
Withdrawal Occurs	Amount Withdrawn
1	7%

2	7

3	7

4	6

5	5

6	4

7	2

8 and after	0

In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value as of the most recent Contract Anniversary without incurring a surrender charge. (See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.”)

We reserve the right to waive the surrender charge as provided in the Contract. (See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Waiver of Surrender Charge.”)

You may make a partial withdrawal from or surrender this Contract without incurring a surrender charge after the Contract Date if the Annuitant has been confined in an extended care facility for at least 30 consecutive days (as defined in your Contract). We must receive notification, prior to the Annuitization Date, at our Variable Product Service Center in order to activate this waiver.

Annual Administrative Charge. We deduct an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Annuitization Date (see “CHARGES AND DEDUCTIONS—Annual Administrative Charge”). (This charge is guaranteed not to exceed $45.) We currently waive this charge with an initial premium payment of $50,000 or greater on the Contract Date. We also currently waive this charge if the Accumulated Value is $50,000 or greater on each subsequent Contract Anniversary.

We may terminate this waiver at any time.

Transfer Processing Fee. We may assess a $10 transfer processing fee for the 13th and each subsequent transfer in a Contract Year. (This charge is guaranteed not to exceed $25 per transfer.) Transfers made from the COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount to the other Subaccounts and the Declared Interest Option between the date of this prospectus and the date of the Substitution will be free of charge and do not count toward the twelve free transfers you may make each Contract Year.

Mortality and Expense Risk Charge. We apply a daily mortality and expense risk charge, calculated at an annual rate of 1.20% (approximately 0.81% for mortality risk and 0.39% for expense risk) (see “CHARGES AND DEDUCTIONS—Mortality and Expense Risk Charge”). (This charge is guaranteed not to exceed 1.40% annually.)

Retirement Security Rider Charge. We currently apply a charge for the Retirement Security Rider at an annual rate of 0.50% of Accumulated Value. We deduct the charge on each Contract Anniversary. (This charge is guaranteed not to exceed 0.75% of Accumulated Value.) See “CHARGES AND DEDUCTIONS—Optional Retirement Security Rider.”

Guaranteed Minimum Death Benefit Endorsement. We currently apply a charge for the Guaranteed Minimum Death Benefit Endorsement at an annual rate of 0.20% of Accumulated Value. We deduct the charge on each Contract Anniversary. (This charge is guaranteed not to exceed 0.20% of Accumulated Value.) See “CHARGES AND DEDUCTIONS—Guaranteed Minimum Death Benefit Endorsement.”

Incremental Death Benefit Rider. We currently apply a charge for the Incremental Death Benefit Rider at an annual rate of 0.20% of Accumulated Value. We deduct the charge on each Contract Anniversary. (This charge is guaranteed not to exceed 0.30% of Accumulated Value.) See “CHARGES AND DEDUCTIONS—Incremental Death Benefit Rider.”

Investment Option Expenses. The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. The table on page 5 titled “Annual Investment Option Expenses” lists these fees.

Risk of An Increase in Current Fees and Expenses. Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels.

ANNUITY PROVISIONS

At any time prior to the Annuitization Date you may choose to have the Cash Surrender Value distributed to you as follows:

•	under a settlement option, or

•	in a lump sum (see “SETTLEMENT OPTIONS”).

FEDERAL TAX MATTERS

The Contract’s earnings are generally not taxed until you take a distribution. If you are under age 59 1/2 when you take a distribution, the earnings may also be subject to a penalty tax. Different tax consequences apply to distributions from Qualified Contracts. (See “FEDERAL TAX MATTERS.”)

THE COMPANY, ACCOUNT AND INVESTMENT OPTIONS

COUNTRY Investors Life Assurance Company

The Company was incorporated on October 13, 1981 as a stock life insurance company in the State of Illinois and is principally engaged in the offering of life insurance policies and annuity contracts. We are admitted to do business in 43 states: Alabama, Alaska, Arizona, Arkansas, Colorado, Connecticut, Delaware, Florida, Georgia, Idaho, Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Maryland, Massachusetts, Michigan, Minnesota, Missouri, Mississippi, Montana, Nebraska, Nevada, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma, Oregon, Pennsylvania, Rhode Island, South Carolina, South Dakota, Tennessee, Texas, Virginia, Washington, West Virginia, Wisconsin and Wyoming.

IMSA

The Company is a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member of IMSA, the Company may use the IMSA logo and language in advertisements.

COUNTRY Investors Variable Annuity Account

On April 17, 2002, we established the Account pursuant to the laws of the State of Illinois. The Account:

•	will receive and invest premiums paid to it under the Contract;

•	will receive and invest premiums for other variable annuity contracts we issue;

•	is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Account, us or the Funds.

We own the Account’s assets. However, we cannot charge the Account with liabilities arising out of any other business we may conduct. The Account’s assets are available to cover the general liabilities of the Company only to the extent that the Account’s assets exceed its liabilities. We may transfer assets which exceed these reserves and liabilities to our General Account. All obligations arising under the Contracts are general corporate obligations of the Company. Income, gains and losses, whether or not realized, from assets allocated to the Account are, in accordance with the Contracts, credited to or charged against the Account without regard to other income, gains or losses of the Company. In contrast, all assets held in the General Account are subject to the

Company’s general liabilities from business operations. The Declared Interest Option is part of our General Account.

Investment Options

There are currently 36 Subaccounts available under the Account, each of which invests exclusively in shares of a single corresponding Investment Option. Each of the Investment Options was formed as an investment vehicle for insurance company separate accounts. Each Investment Option has its own investment objective(s) and separately determines the income and losses for that Investment Option. You may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option. Each premium payment you submit may be directed to a maximum of 16 Investment Options, including the Declared Interest Option.

The investment objective(s) and policies of certain Investment Options are similar to the investment objective(s) and policies of other portfolios that the same investment adviser, investment sub-adviser or manager may manage. The investment results of the Investment Options, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Investment Options will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser, investment sub-adviser or manager.

We have summarized below the investment objective(s) and policies of each Investment Option. There is no assurance that any Investment Option will achieve its stated objective(s). You should also read the prospectus for each Investment Option, which must accompany or precede this Prospectus, for more detailed information, including a description of risks and expenses. You may obtain a free copy of the prospectus for each Investment Option by contacting us at our Variable Product Service Center at 888-349-4658.

Note: If you received a summary prospectus for an Investment Option listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

American Century Investments. American Century Investment Management, Inc. is the investment adviser to the Funds.

Portfolio	Investment Objective(s) and Principal Investments
VP Inflation Protection Bond Fund
•    This Fund seeks long-term total return. The Fund pursues this objective by using a strategy to protect against U.S. inflation by investing substantially all of its assets in investment-grade debt securities.

VP Ultra® Fund
•    This Fund seeks long-term capital growth. The Fund pursues this objective by investing in common stocks of large companies with earnings and revenue that are not only growing, but growing at a successively faster, or accelerating pace.

VP Vistasm Fund	• This Fund seeks long-term capital growth. The Fund pursues this objective by investing in common stocks of medium-sized and smaller companies which will increase in value over time.

Calvert Variable Products, Inc. (formerly known as Summit Mutual Funds, Inc.). Calvert Asset Management Company, Inc. serves as the investment adviser to the Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
Calvert VP Russell 2000® Small Cap Index Portfolio—Class F (formerly known as Summit Russell 2000® Small Cap Index Portfolio—Class F)
•    This Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index. The Portfolio will typically invest at least 80% of its assets in investments with economic characteristics similar to small cap stocks as represented in the Russell 2000® Index. This passive strategy also seeks to limit transaction costs and portfolio turnover.

Calvert VP S&P MidCap 400® Index Portfolio—Class F (formerly known as Summit S&P MidCap 400® Index Portfolio—Class F)
•    This Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap® 400 Index. The Portfolio will typically invest at least 80% of its assets in investments with economic characteristics similar to midcap stocks as represented in the S&P MidCap 400® Index. This passive strategy also seeks to limit transaction costs and portfolio turnover.

Calvert VP EAFE International Index Portfolio—Class F (formerly known as Summit EAFE International Index Portfolio—Class F)
•    This Portfolio seeks investment results that correspond to the total return performance of the Morgan Stanley Capital International EAFE Index. The EAFE Index emphasizes the stocks of companies in major markets in Europe, Australasia, and the Far East. The Portfolio will typically invest in common stocks of the companies that comprise the MSCI EAFE Index. This passive strategy also seeks to limit transaction costs and portfolio turnover.

COUNTRY Mutual Funds Trust. COUNTRY Fund Management, a department of COUNTRY Trust Bank, is the investment adviser to the Funds.

Portfolio	Investment Objective(s) and Principal Investments
COUNTRY VP Bond Fund
•    This Fund seeks maximum total return consistent with preservation of capital. To pursue its goal, the Fund invests in a portfolio of bonds and other debt obligations and maintains a market value weighted average maturity of more than five years.

COUNTRY VP Growth Fund
•    This Fund seeks growth of capital. Dividend income, if any, will be incidental to this goal. The Fund invests primarily in common stocks and other equity securities of well-established, large-capitalization companies (which generally have $5 billion of market value or more), that are determined to have above-average long-term growth potential.

DWS Variable Series I and DWS Variable Series II. Deutsche Investment Management Americas Inc. (“DIMA”) is the investment adviser for each portfolio of DWS Variable Series I and II. Deutsche Asset Management is the marketing name in the U.S. for the asset management activities of DIMA. DWS Scudder is the designation given to the products and services provided by DIMA and its affiliates to the DWS mutual funds (including the Funds listed below).

Portfolio	Investment Objective(s) and Principal Investments
DWS Global Opportunities VIP—Class A
•    This Portfolio seeks above-average capital appreciation over the long term. The Portfolio invests at least 65% of total assets in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 20% of the S&P Developed Small Cap Index, formerly the S&P/Citigroup Extended Market Index-World.).

DWS Global Thematic VIP— Class A
•    This Portfolio seeks long-term capital growth. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of companies throughout the world that portfolio management considers to be “blue chip” companies.

EquiTrust Variable Insurance Series Fund. EquiTrust Investment Management Services, Inc. is the investment adviser to the Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
Blue Chip Portfolio— Service Class
•    This Portfolio seeks long-term growth of capital and income. The Portfolio pursues this objective by investing at least 80% of its net assets in equity securities of well-capitalized, established companies.

High Grade Bond Portfolio— Service Class
•    This Portfolio seeks to generate as high a level of current income as is consistent with an investment in a diversified portfolio of high grade income-bearing debt securities. The Portfolio will pursue this objective by investing at least 80% of the Portfolio’s net assets in high grade fixed-income securities and typically maintains average portfolio duration of two to seven years. The Portfolio may invest up to 20% of its total assets in unrated debt securities or debt securities rated lower than the three highest grades of S&P or Moody’s; or in convertible or non-convertible preferred stocks rated within the three highest grades of S&P or Moody’s.

Managed Portfolio— Service Class
•    This Portfolio seeks the highest level of total return through income and capital appreciation. The Portfolio pursues this objective through a fully managed approach in selecting investments for the Portfolio and may allocate the Portfolio’s investments in any manner among the equity, debt and money market sectors. Therefore, at any given time, the Portfolio may be substantially invested in equity securities, debt securities or money market instruments.

Portfolio	Investment Objective(s) and Principal Investments
Money Market Portfolio— Service Class
•    This Portfolio seeks maximum current income consistent with liquidity and stability of principal. The Portfolio invests exclusively in U.S. dollar-denominated money market securities maturing in 13 months or less from the date of purchase, including those issued by U.S. financial institutions, corporate issuers, the U.S. Government and its agencies, instrumentalities and municipalities. The Adviser will invest at least 95% of the Portfolio’s assets in money market instruments rated in the highest short-term category (or the unrated equivalent), and 100% of the Portfolio’s assets in securities rated in the two highest short-term categories. An investment in the Money Market Subaccount is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, or any government agency. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. During extended periods of low interest rates, the yield of a money market subaccount may also become extremely low and possibly negative.

Strategic Yield Portfolio— Service Class
•    This Portfolio seeks as a primary objective, as high a level of current income as is consistent with investment in a diversified portfolio of lower-rated, higher-yielding income-bearing securities. As a secondary objective, the Portfolio seeks capital appreciation, but only when consistent with its primary objective. Under normal circumstances, the Portfolio’s assets will be invested in fixed-income securities, including convertible and non-convertible debt securities and preferred stock.

Value Growth Portfolio— Service Class
•    This Portfolio seeks long-term capital appreciation. The Adviser follows a value approach in investing the Portfolio’s assets. Such an analysis focuses upon evaluations of key financial ratios such as stock price-to-book value, stock price-to-earnings, stock price-to-cash flow and debt-to-capital. The Adviser attempts to determine the fundamental value of a company by evaluating key financial ratios and analyzing the company’s balance sheet as well as by using dividend discounting models.

Fidelity Variable Insurance Products Funds. Fidelity Management & Research Company serves as the investment adviser to these Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
Fidelity VIP Contrafund® Portfolio—Service Class 2
•    This Portfolio seeks long-term capital appreciation. The Portfolio normally invests primarily in common stocks. The Portfolio invests in securities of companies whose value Fidelity Management and Research Company (FMR) believes is not fully recognized by the public.

Fidelity VIP Disciplined Small Cap Portfolio— Service Class 2
•    This Portfolio seeks capital appreciation. The Portfolio normally invests primarily in common stocks, investing at least 80% of its assets in securities of companies with small market capitalizations.

Portfolio	Investment Objective(s) and Principal Investments
Fidelity VIP Growth Portfolio— Service Class 2
•    This Portfolio seeks to achieve capital appreciation. The Portfolio invests primarily in common stocks. The Portfolio invests in securities of companies Fidelity Management and Research Company (FMR) believes have above-average growth potential.

Fidelity VIP High Income Portfolio—Service Class 2
•    This Portfolio seeks a high level of current income, while also considering growth of capital. The Portfolio normally invests primarily in domestic and foreign income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

Fidelity VIP Investment Grade Bond Portfolio—Initial Class
•    This Portfolio seeks as high a level of current income as is consistent with the preservation of capital. The portfolio normally invests at least 80% of its assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

Fidelity VIP Index 500 Portfolio—Service Class 2
•    This Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index. To achieve this objective, the Portfolio normally invests at least 80% of its assets in common stocks included in the S&P 500® Index.

Fidelity VIP Mid Cap Portfolio—Service Class 2
•    This Portfolio seeks long-term growth of capital. The Portfolio normally invests at least 80% of assets in securities of companies with medium market capitalizations. The investment adviser invests primarily in either “growth” stocks or “value” stocks or both.

Fidelity VIP Real Estate Portfolio—Service Class 2
•    This Portfolio seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The Portfolio normally invests at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments. The Portfolio seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.

Franklin Templeton. Franklin Advisers, Inc. serves as the investment adviser to the Templeton Global Bond Securities Fund and U.S. Government Funds; Franklin Advisory Services, LLC serves as the investment adviser to the Franklin Small Cap Value Securities Fund; and Franklin Mutual Advisers, LLC serves as the investment adviser to the Mutual Shares Securities Fund.

Portfolio	Investment Objective(s) and Principal Investments
Franklin Small Cap Value Securities Fund—Class 2	• This Fund seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies.

Franklin U.S. Government Fund—Class 2	• This Fund seeks income. The Fund normally invests at least 80% of its net assets in U.S. government securities.

Portfolio	Investment Objective(s) and Principal Investments
Mutual Shares Securities Fund—Class 2
•    This Fund seeks capital appreciation with income as a secondary goal. The Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The Fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.

Templeton Global Bond Securities—Class 2
•    Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. The Fund normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.

JPMorgan Insurance Trust. J.P. Morgan Investment Management, Inc. (JPMIM) serves as the investment adviser to the Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
JPMorgan Insurance Trust Intrepid Growth Portfolio— Class 1
•    This Portfolio seeks to provide long-term capital growth. The Portfolio normally invests primarily in equity investments of large- and mid-capitalization companies that the adviser believes are undervalued and/or have strong momentum.

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio— Class 1
•    This Portfolio seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations. The Portfolio normally invests primarily in equity securities of mid-cap companies with market capitalizations similar to those within the universe of the Russell Midcap Index at the time of purchase.

JPMorgan Insurance Trust Mid Cap Growth Portfolio— Class 1 (formerly known as JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio)
•  This Portfolio seeks capital growth over the long term. The Portfolio normally invests primarily in equity securities of mid-cap companies with market capitalizations similar to those within the universe of the Russell Midcap® Growth Index at the time of purchase.

JPMorgan Insurance Trust Small Cap Core Portfolio—Class 2
•    This Portfolio seeks capital growth over the long term. The Portfolio normally invests primarily in equity securities of small-cap companies with market capitalizations equal to those within the universe of the Russell 2000® Index at the time of purchase.

T. Rowe Price Equity Series, Inc. T. Rowe Price Associates, Inc. is the investment adviser to the Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
Equity Income Portfolio
•    This Portfolio seeks to provide substantial dividend income and long-term capital appreciation by investing primarily in dividend- paying common stocks of established companies considered by the adviser to have favorable prospects for both increasing dividends and capital appreciation. A value approach to investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Portfolio	Investment Objective(s) and Principal Investments
New America Growth Portfolio
•    This Portfolio seeks to provide long-term growth of capital by investing primarily in the common stocks of companies operating in sectors the investment adviser believes will be the fastest growing in the U.S. Fast-growing companies can be found across an array of industries in today’s “new America”. The fund may be subject to above-average risk since growth companies pay few dividends and are typically more volatile than slower-growing companies with high dividends.

Personal Strategy Balanced Portfolio
•    This Portfolio seeks the highest total return over time consistent with an emphasis on both capital appreciation and income. The Portfolio pursues its objective by investing in a diversified portfolio typically consisting of approximately 60% stocks, 30% bonds and 10% money market securities. Since the majority of the portfolio is invested in stocks, the primary risk is declining share prices; the bond portion will be subject to interest rate and credit risk.

T. Rowe Price International Series, Inc. T. Rowe Price International, Inc. is the investment adviser to the Portfolio.

Portfolio	Investment Objective(s) and Principal Investments
International Stock Portfolio
•    This Portfolio seeks to provide capital appreciation through investments primarily in common stocks of established companies based outside the United States. This fund is subject to the unique risks of international investing, including currency fluctuation.

The Funds currently sell shares: (a) to the Account as well as to separate accounts of insurance companies that may or may not be affiliated with the Company or each other; and (b) to separate accounts to serve as the underlying investment for both variable insurance policies and variable annuity contracts. We currently do not foresee any disadvantages to owners arising from the sale of shares to support variable annuity contracts and variable life insurance policies, or from shares being sold to separate accounts of insurance companies that may or may not be affiliated with the Company. However, we will monitor events in order to identify any material irreconcilable conflicts that might possibly arise. In that event, we would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that a Fund’s response to any of those events or conflicts insufficiently protects owners, we will take appropriate action on our own, which may include withdrawing the Account’s investment in that Fund. (See the Fund prospectuses for more detail.)

We select the Investment Options offered through this Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Option’s investment adviser or an affiliate will make payments to us or our affiliates. We review the Investment Options periodically and may remove an Investment Option or limit its availability to new premiums and/or transfers of Accumulated Value if we determine that the Investment Option no longer meets one or more of the selection criteria, and/or if the Investment Option has not attracted significant allocations from Owners.

We do not provide any investment advice and do not recommend or endorse any particular Investment Option. You bear the risk of any decline in the Accumulated Value of your Contract resulting from the performance of the Investment Option you have chosen.

We may receive different amounts of compensation from an investment adviser, distributor and/or affiliate(s) of one or more of the Funds based upon an annual percentage of the average assets we hold in the Investment Options. These amounts, which may vary by adviser, distributor and/or Fund affiliate(s), are intended to compensate us for administrative and other services we provide to the Funds and/or affiliate(s) and may be significant. The amounts we currently receive on an annual basis range from 0.05% to 0.25% of the annual average assets we hold in the Investment Options. In addition, COUNTRY Capital Management Company, the principal underwriter of the Contracts, receives 12b-1 fees deducted from certain portfolio assets attributable to the Contract for providing distribution and shareholder support services to some Investment Options. The 12b-1 fees are deducted from the assets of the Investment Option and decrease the Investment Option’s investment return. The Company and its affiliates may profit from these payments.

Each Fund is registered with the SEC as an open-end, diversified management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC.

Addition, Deletion or Substitution of Investments

We reserve the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares that are held in the Account or that the Account may purchase. We reserve the right to eliminate the shares of any Investment Option and to substitute any shares of another Investment Option. We also may substitute shares of funds with fees and expenses that are different from the Funds. We will not substitute any shares attributable to your interest in a Subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

We also reserve the right to establish additional subaccounts of the Account, each of which would invest in a new Investment Option, or in shares of another investment company with a specified investment objective. We may limit the availability of any new Investment Option to certain classes of purchasers. We may establish new subaccounts when, in our sole discretion, marketing needs or investment conditions warrant, and we will make any new subaccounts available to existing Owners on a basis we determine. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, regulatory requirements or investment conditions warrant.

In the event of any such substitution, deletion or change, we may make appropriate changes in this and other contracts to reflect such substitution, deletion or change.

If we deem it to be in the best interest of persons having voting rights under the Contracts, we may:

•	operate the Account as a management investment company under the 1940 Act,

•	deregister the Account under that Act in the event such registration is no longer required, or

•	combine the Account with our other separate accounts.

In addition, we may, when permitted by law, restrict or eliminate your voting rights under the Contract.

DESCRIPTION OF ANNUITY CONTRACT

Issuance of a Contract

You must complete an application in order to purchase a Contract, which can be obtained through a licensed representative of the Company, who is also a registered representative of COUNTRY Capital Management Company (“COUNTRY Capital”). Your Contract Date will be the date the properly completed application is received at our Variable Product Service Center. (If this date is the 29th, 30th or 31st of any month, the Contract Date will be the 28th of such month.) See “DESCRIPTION OF ANNUITY CONTRACT—Allocation of Premiums” for our procedures upon receipt of an incomplete application. The Company sells Qualified Contracts for retirement plans that qualify for special federal tax treatment under the Code, and also sells Non-Qualified Contracts. IRAs and other retirement plans that qualify for special federal tax treatment already have the tax-deferral feature found in the Contract. We apply a maximum issue age of 99 for Annuitants.

Although we do not anticipate delays in our receipt and processing of applications, premium payments or transaction requests, we may experience such delays to the extent registered representatives fail to forward applications, premium payments and transaction requests to our Variable Product Service Center on a timely basis.

The Company no longer offers the Contract to new purchasers. Although the Contract is no longer available to new purchasers, all rights and benefits under the Contract continue to be available to Owners.

Premiums

The minimum initial premium amount the Company will accept is $1,000. (We may waive the minimum initial premium amount for certain Qualified Contracts.) You may make minimum subsequent premium payments of $50 or more at any time during the Annuitant’s lifetime and prior to the Annuitization Date. We retain the right to approve initial premium amounts greater than $250,000.

You may elect to receive premium reminder notices based on annual, semi-annual or quarterly payments. You may change the amount of the premium and frequency of the notice at any time. Also, under the Automatic Payment Plan, you can elect a monthly payment schedule for premium payments to be automatically deducted from a bank account or other source. You should forward all premium payments to our Variable Product Service Center.

If mandated under applicable law, the Company may be required to reject a premium payment.

Free-Look Period

We provide for an initial “free-look” period during which time you have the right to return the Contract within 30 days after you receive it. If you return the Contract, it will become void and you will receive the greater of:

•	premiums paid; or

•	the Accumulated Value on the date we receive the returned Contract at our Variable Product Service Center, plus administrative charges and any other charges deducted from the Account.

Allocation of Premiums

Upon receipt at our Variable Product Service Center of your properly completed Contract application and initial premium payment, we will allocate the initial premium to the Money Market Subaccount within two Business Days. We deem receipt to occur on a Business Day if we receive your properly completed Contract application and premium payment at our Variable Product Service Center before 3:00 p.m. central time. If received on or after 3:00 p.m. central time on a Business Day, we deem receipt to occur on the following Business Day. If your application is not properly completed, we reserve the right to retain your initial premium for up to five business days while we attempt to complete the application. At the end of this 5-day period, if the application is not complete, we will inform you of the reason for the delay and we will return the initial premium immediately, unless you specifically provide us your consent to retain the premium until the application is complete.

You may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option and each premium payment you submit may be directed to a maximum of sixteen Investment Options, including the Declared Interest Option. If your allocation instructions in connection with a premium payment would result in your Accumulated Value being invested in more than sixteen Investment Options, we will treat your request as not in good order and request alternate allocation instructions from you. If we do not receive alternate allocation instructions from you within five Business Days of receipt of the subject premium payment, we will return the premium payment to you.

•	Notwithstanding your allocation instructions, we will allocate the initial premium to the Money Market Subaccount for 10 days from the Contract Date. We will also allocate any additional premiums received during this 10-day period to the Money Market Subaccount.

•	At the end of that period, we will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.

•	We will allocate subsequent premiums in the same manner at the end of the Valuation Period we receive them at our Variable Product Service Center, unless the allocation percentages are changed. We must receive a premium payment by 3:00 p.m. central time on a Business Day for the premium to be allocated that Business Day. Premiums received at or after 3:00 p.m. central time on a Business Day will be allocated on the following Business Day.

•	You may change your allocation instructions at any time by sending Written Notice to the Variable Product Service Center. If you change your allocation percentages, we will allocate subsequent premium payments in accordance with the allocation instructions in effect. Changing your allocation instructions will not alter the allocation of your existing Accumulated Values among the Subaccounts or the Declared Interest Option.

•	You may, however, direct individual payments to a specific Subaccount, the Declared Interest Option, or any combination thereof, without changing the existing allocation instructions.

The COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount are no longer available to receive premiums. If we receive a premium designated either solely or partially for allocation to either or both the COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount, we will consider your request as not in good order and we will not process the request. In such cases, we will return the premium to you unless you provide us with further allocation instructions.

Because the Accumulated Values in each Subaccount will vary with that Subaccount’s investment performance, you bear the entire investment risk for amounts allocated to the Subaccount. You should periodically review your premium allocation schedule in light of market conditions and your overall financial objectives.

Variable Accumulated Value

The variable accumulated value of your Contract will reflect the investment performance of your selected Subaccounts, any premiums paid, surrenders or partial withdrawals, transfers and charges assessed. The Company does not guarantee a minimum variable accumulated value, and, because your Contract’s variable accumulated value on any future date depends upon a number of variables, it cannot be predetermined.

Calculation of Variable Accumulated Value. Your Contract’s variable accumulated value is determined at the end of each Valuation Period and is the aggregate of the values in each of the Subaccounts under your Contract. These values are determined by multiplying each Subaccount’s unit value by the number of units allocated to that Subaccount.

Determination of Number of Units. The amounts allocated to your selected Subaccounts are converted into Subaccount units. The number of units credited to each Subaccount in your Contract is calculated at the end of the Valuation Period by dividing the dollar amount allocated by the unit value for that Subaccount. At the end of the valuation period, we will increase the number of units in each Subaccount by:

•	any premiums paid, and

•	any amounts transferred from another Subaccount or the Declared Interest Option.

We will decrease the number of units in each Subaccount by:

•	any amounts withdrawn,

•	applicable charges assessed, and

•	any amounts transferred to another Subaccount or the Declared Interest Option.

Determination of Unit Value. We have set the unit value for each Subaccount’s first valuation period at $10. We calculate the unit value for a Subaccount for each subsequent valuation period by dividing (a) by (b) where:

(a) is the net result of:

1.	the value of the net assets in the Subaccount at the end of the preceding valuation period; plus

2.	the investment income and capital gains, realized or unrealized, credited to the Subaccount during the current valuation period; minus

3.	the capital losses, realized or unrealized, charged against the Subaccount during the current valuation period; minus

4.	any amount charged for taxes or any amount set aside during the valuation period as a provision for taxes attributable to the operation or maintenance of the Subaccount; minus

5.	the daily amount charged for mortality and expense risks for each day of the current valuation period.

(b) is the number of units outstanding at the end of the preceding valuation period.

Transfer Privilege

You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Annuitization Date. We will process all transfers based on the net asset value next determined after we receive your signed Written Notice at our Variable Product Service Center.

•	The minimum amount of each transfer is $100 or the entire amount in that Subaccount or Declared Interest Option, if less.

•	Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option and are limited to no more than four transfers in a Contract Year. (See “DECLARED INTEREST OPTION—Transfers from Declared Interest Option.”)

•	If a transfer would reduce the Accumulated Value in the Declared Interest Option below $1,000, you may transfer the entire amount in that option.

•	The Company waives the transfer processing fee for the first twelve transfers during a Contract Year.

•	The Company may assess a transfer processing fee of $10 for the 13th and each subsequent transfer during a Contract Year. (This charge is guaranteed not to exceed $25 per transfer.)

We process transfers at the unit values next determined after we receive your request at our Variable Product Service Center. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. central time on a Business Day, we will process the transfer at the unit values calculated as of 3:00 p.m. central time that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. central time on a Business Day, we will process the transfer at the unit values calculated as of 3:00 p.m. central time on the following Business Day. We treat facsimile and telephone requests as having been received based upon the time noted at the beginning of the transmission.

•	We allow an unlimited number of transfers among or between the Subaccounts.

The COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount are no longer available to receive Accumulated Value transferred from other Subaccounts and the Declared Interest Option. If you request to transfer Accumulated Value to either or both the COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount, we will consider your request as not in good order, and we will not process the request. In such cases, we will contact you for further instructions.

You may continue to transfer Accumulated Value from the COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount to the other Subaccounts and the Declared Interest Option until the date of the Substitution. Transfers made from the COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount to the other Subaccounts and the Declared Interest Option between the date of this prospectus and the date of the Substitution will be free of charge and do not count toward the twelve free transfers you may make each Contract Year. Although we have no current intention of increasing the amount of the transfer processing fee, we agree not to exercise our right to do so for at least 30 days after the Substitution.

All transfer requests received in a valuation period will be considered to be one transfer, regardless of the Subaccounts or Declared Interest Option affected. We will deduct the transfer processing fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made.

You may also transfer monies via telephone request if you selected this option on your initial application or have provided us with proper authorization. We reserve the right to suspend telephone transfer privileges at any time.

We will employ reasonable procedures to confirm that telephone instructions are genuine. We are not liable for any loss, damage or expense from complying with telephone instructions we reasonably believe to be authentic.

CAUTION: Telephone transfer privileges may not always be available. Telephone systems, whether yours, your service provider’s or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should submit Written Notice to our Variable Product Service Center.

Additional Limitations on Transfers. When you make a request to transfer Accumulated Value from one Subaccount to another, your request triggers the purchase and redemption of shares of the affected Investment Options. Therefore, an Owner who makes frequent transfers among the Subaccounts available under this Contract causes frequent purchases and redemptions of shares of the Investment Options.

Frequent purchases and redemptions of shares of the Investment Options may dilute the value of the shares if the frequent trading involves an effort to take advantage of the possibility of a lag between a change in the value of an Investment Option’s portfolio securities and the reflection of that change in the Investment Option’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of an Investment Option at a price that does not reflect the current market value of the portfolio securities of the Investment Option, and then to realize a profit when the shares are sold the next Business Day or thereafter. In addition, frequent purchases and redemptions of shares of the Investment Options may increase brokerage and administrative costs of the Investment Options, and may disrupt an Investment Option’s portfolio management strategy, requiring it to maintain a high cash position and possibly resulting in lost opportunity costs and forced liquidations.

For the reasons discussed, frequent transfers by an Owner between the Subaccounts may adversely affect the long-term performance of the Investment Options, which may, in turn, adversely affect other Owners and other persons who may have material rights under the Contract (e.g., Beneficiaries). We endeavor to protect long-term Owners by maintaining policies and procedures to discourage frequent transfers among Subaccounts under the Contracts, and have no arrangements in place to permit any Owner to engage in frequent transfer activity. If you wish to engage in such strategies, do not purchase this Contract.

If we determine that you are engaging in frequent transfer activity among Subaccounts, we may, without prior notice, limit your right to make transfers. We monitor for frequent transfer activity among the Subaccounts based upon established parameters that are applied consistently to all Owners. Such parameters may include, without limitation, the length of the holding period between transfers into a Subaccount and transfers out of the Subaccount, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. For purposes of applying the parameters used to detect frequent transfers, we may aggregate transfers made in two or more Contracts that we believe are related (e.g., two Contracts with the same owner or owned by spouses or by different partnerships or corporations that are under common control). We do not apply our policies and procedures to discourage frequent transfers to the dollar cost averaging or asset rebalancing programs.

If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any disadvantage to other Owners and persons with material rights under a Contract. We will not grant waivers or make exceptions to, or enter into special arrangements with, any Owners who violate these parameters. If we impose any restrictions on your transfer activity, we will notify you in writing. Restrictions that we may impose include:

•	discontinuing your telephone transfer privileges;

•	requiring you to make your transfer requests in writing through the U.S. Postal Service;

•	restricting your right to make transfers for a period of time;

•	refusing a transfer request;

•	requiring a minimum period of time between each transfer; and

•	limiting the amount that you may transfer at any one time.

Notwithstanding this, because our policies and procedures are discretionary and may differ among variable annuity contracts, variable insurance policies (“variable contracts”) and separate accounts,

it is possible that some Owners may engage in frequent transfer activity while others may bear the harm associated with such activity.

Please note that the limits and restrictions described here are subject to the Company’s ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers among the Subaccounts available under this Contract, there is no assurance that we will be able to detect and/or to deter the frequent transfers of such Owners or intermediaries acting on behalf of Owners. Moreover, our ability to discourage and restrict frequent transfer activity may be limited by provisions of the Contract.

We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity that may adversely affect other Owners, other persons with material rights under the Contracts, or Investment Option shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on Owners engaging in frequent transfer activity among the Subaccounts under the Contract. In addition, we may not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of its corresponding Investment Option. If an Investment Option’s policies and procedures require it to restrict or refuse transactions by the Account as a result of activity initiated by you, we will inform you (and any third party acting on your behalf) of actions taken to affect your transfer activity.

The Investment Options may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Investment Options describe any such policies and procedures. Such policies and procedures may provide for imposition of a redemption fee and we may be required to provide the Fund or its designee, promptly upon request, certain information about the trading activity of individual Owners, and to restrict or prohibit further purchases or transfers by specific Owners identified by the Fund as violating its policies and procedures.

The frequent trading policies and procedures of an Investment Option may be different, and more or less restrictive, than the frequent trading policies and procedures of other Investment Options and the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts. Owners should be aware that we may not have the contractual obligation or the operational capacity to monitor Owners’ transfer requests and apply the frequent trading policies and procedures of the respective Investment Options that would be affected by the transfers. Accordingly, Owners and other persons who have material rights under the Contracts should assume that the sole protection they may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts.

Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the Investment Options generally are “omnibus” orders from intermediaries such as retirement plans or insurance company separate accounts funding variable contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable contracts. The omnibus nature of these orders may limit the Investment Options’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Investment Options will not be harmed by transfer activity relating to the retirement plans and/or insurance companies that may invest in the Investment Options. These other insurance companies are responsible for establishing their own policies and procedures to monitor for frequent transfer activity. If any of these companies’ policies and procedures fail to successfully discourage frequent transfer activity, it will affect other insurance companies which own the Investment Option shares, as well as the contract owners of all of the insurance companies, including the Company, whose Subaccounts correspond to the affected Investment Options. In addition, if an Investment Option believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in frequent transfer activity, the Investment Option may reject the entire omnibus order and thereby interfere with the Company’s ability to satisfy its contractual obligations to Owners.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice. We also reserve the right to implement and administer redemption fees imposed by one or more of the Funds and provide transaction information to the Funds in the future.

Partial Withdrawals and Surrenders

Partial Withdrawals. You may withdraw part of the Accumulated Value upon Written Notice at any time before the Annuitization Date.

•	The minimum amount which you may partially withdraw is $500.

•	If your partial withdrawal reduces your Accumulated Value to less than $2,000, it may be treated as a full surrender of the Contract.

We will process your partial withdrawal based on the net asset value next determined after we receive your Written Notice at our Variable Product Service Center. This means that if we receive your Written Notice for partial withdrawal prior to 3:00 p.m. central time on a Business Day, we will process the partial withdrawal at the unit values calculated as of 3:00 p.m. central time that Business Day. If we receive your Written Notice for partial withdrawal at or after 3:00 p.m. central time on a Business Day, we will process the partial withdrawal at the unit values calculated as of 3:00 p.m. central time on the following Business Day.

In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value as of the most recent Contract Anniversary without incurring a surrender charge. Any applicable surrender charge will be deducted from your remaining Accumulated Value. You may make a partial withdrawal or surrender without incurring a surrender charge if you qualify for the waiver of surrender charge associated with confinement to an extended care facility. (See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge and—Waiver of the Surrender Charge.”)

You may specify the amount of the partial withdrawal to be made from selected Subaccounts or the Declared Interest Option. If you do not so specify, or if the amount in the designated Subaccount(s) or Declared Interest Option is insufficient to comply with your request, we will make the partial withdrawal from each Subaccount or the Declared Interest Option based on the proportion that these values bear to the total Accumulated Value on the date we receive your request at our Variable Product Service Center.

Should your partial withdrawal result in a full surrender of your Contract, we will contact you or your registered representative, prior to processing, to explain the consequences of the withdrawal and confirm your Written Notice. If we are unable to contact you, or you instruct us to process the partial withdrawal, we will pay the Cash Surrender Value within seven days of receipt of your original Written Notice at our Variable Product Service Center.

Surrender. You may surrender your Contract upon Written Notice on or before the Annuitization Date. We will determine your Cash Surrender Value based on the net asset value next determined after we receive your Written Notice and your Contract at our Variable Product Service Center. This means that if we receive your Written Notice to surrender the Contract prior to 3:00 p.m. central time on a Business Day, we will calculate the Cash Surrender Value for your Contract as of 3:00 p.m. central time that Business Day. If we receive your Written Notice to surrender the Contract at or after 3:00 p.m. central time on a Business Day, we will calculate the Cash Surrender Value of your Contract as of 3:00 p.m. central time on the following Business Day.

You may choose to have the Cash Surrender Value distributed to you as follows:

•	under a settlement option, or

•	in a lump sum.

Surrender and Partial Withdrawal Restrictions. Your right to make partial withdrawals and surrenders is subject to any restrictions imposed by applicable law or employee benefit plan. Pursuant to new tax regulations, we generally are required to confirm, with the plan sponsor or otherwise, that any surrender or partial withdrawal requested from a Contract issued in connection with a qualified plan under Section 403(b) of the Code comply with applicable tax requirements before we process the request. You may realize adverse federal income tax consequences, including a penalty tax, upon utilization of these features. See “FEDERAL TAX MATTERS—Taxation of Annuities” and “—Taxation of Qualified Contracts.”

Transfer and Withdrawal Options

You may elect the following options on your initial application or at a later date by completing the applicable request form and returning it to our Variable Product Service Center. The options selected will remain in effect until we receive a written termination request from you at our Variable Product Service Center.

Automatic Rebalancing. We offer an asset rebalancing program under which we will automatically transfer amounts to maintain a particular percentage allocation among the Subaccounts and the Declared Interest Option. The asset rebalancing program automatically reallocates the Accumulated Value in the Subaccounts and the Declared Interest Option quarterly, semi-annually or annually to match your Contract’s then-effective premium allocation instructions. The asset rebalancing program will transfer Accumulated Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much). The asset rebalancing program does not guarantee gains, nor does it assure that any Subaccount will not have losses.

•	Under the asset rebalancing program, the maximum number of Investment Options which you may select at any one time is sixteen, including the Declared Interest Option.

•	This feature is free and is not considered in the twelve free transfers during a Contract Year.

•	This feature cannot be utilized in combination with the dollar cost averaging program.

The COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount are no longer available to receive Accumulated Value from the other Subaccounts and the Declared Interest Option under the asset rebalancing program. If your premium allocation instructions currently allocate premium to the COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount, please revise those allocation instructions to reflect the closing of those Subaccounts at your earliest convenience. We will not rebalance your Accumulated Value under the asset rebalancing program if your premium allocation instructions allocate premium to either the COUNTRY VP Growth Subaccount or the COUNTRY VP Bond Subaccount.

Dollar Cost Averaging. You may elect to participate in a dollar cost averaging program. Dollar Cost Averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your premium into the Subaccounts or Declared Interest Option over a period of time. This allows you to potentially reduce the risk of investing most of your premium into the Subaccounts at a time when prices are high. We do not assure the success of this strategy. Implementation of the dollar cost averaging program does not guarantee profits, nor protect you against losses. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.

To participate in the dollar cost averaging program, you must place at least $1,200 in a single “source account.” Each month, we will automatically transfer equal amounts from the source account to your designated “target accounts.”

•	The minimum amount of each transfer is $100.

•	Under the dollar cost averaging program, the maximum number of Investment Options which you may select at any one time is sixteen, including the Declared Interest Option.

•	You select the date to implement this program which will occur on the same date each month, or on the next Business Day.

•	We will terminate this option when monies in the source account are inadequate, or upon receipt of a written request at our Variable Product Service Center.

•	This feature is considered in the twelve free transfers during a Contract Year. All transfers made on the same date count as one transfer.

•	This feature is free and cannot be utilized in combination with the automatic rebalancing, systematic withdrawal or asset allocation programs.

The COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount are no longer available to receive Accumulated Value transferred from the source account under the dollar cost averaging program.

Systematic Withdrawals. You may elect to receive automatic partial withdrawals.

•	You specify the amount of the partial withdrawals to be made from selected Subaccounts or the Declared Interest Option.

•	You specify the allocation of the withdrawals among the Subaccounts and Declared Interest Option, and the frequency (monthly, quarterly, semi-annually or annually).

•	The minimum amount which you may withdraw is $100.

•	The maximum amount which you may withdraw is that which would leave the remaining Accumulated Value equal to $2,000.

•	After the first Contract Year, you may annually withdraw a maximum of 10% of Accumulated Value as of the most recent Contract Anniversary without incurring a surrender charge. See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.”

•	Withdrawals in excess of 10% of Accumulated Value as of the most recent Contract Anniversary are subject to a surrender charge.

•	Distributions will take place on the same date each month as the Contract Date or on the next Business Day.

•	You may change the amount and frequency upon written request to our Variable Product Service Center.

•	This feature cannot be utilized in combination with dollar cost averaging program.

We may terminate the Automatic Rebalancing, Dollar Cost Averaging and Systematic Withdrawal privileges at any time.

Asset Allocation Program

The following is a summary of the Asset Allocation Program available under the Contract. A more detailed description of the asset allocation models available within the program may be obtained from your registered representative.

Overview. The Asset Allocation Program is a service we make available to assist you in selecting Investment Options under your Contract. At the time that you purchase your Contract, you may elect to allocate all of your premiums to one of the model portfolios of the Asset Allocation

Program. If you elect to participate in the Asset Allocation Program, our affiliate, COUNTRY Trust Bank (“CTB”) will serve as the adviser, but solely for the purpose of developing and updating asset allocation models. There is no separate charge for participating in the Asset Allocation Program.

Asset allocation is essentially an investment strategy designed to optimize the selection of investment options for a given level of risk tolerance. Asset allocation strategies reflect the theory that diversification among asset classes can help reduce the effects of market volatility and potentially enhance returns over the long term. An asset class refers to a category of investments with similar characteristics—for example, (1) stocks and other equities, (2) bonds and other fixed income investments, and (3) cash equivalents. There are further divisions within asset classes—for example, divisions according to the size of the issuer (i.e., large cap, mid cap, small cap), the type of issuer (government, municipal, corporate, etc.) or the location of the issuer (domestic, foreign, etc.).

Although the asset allocation model portfolios are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee that an asset allocation model portfolio will not lose money or experience volatility. A model portfolio may fail to perform as intended, or may perform worse than any single Investment Option, asset class, or different combination of Investment Options. In addition, each model portfolio is subject to all of the risks associated with its underlying Investment Options. Moreover, if CTB changes the model portfolios, the flow of money into and out of Investment Options may generate higher brokerage and administrative costs for those Investment Options, and/or such changes may disrupt the management strategy of the portfolio manager for an Investment Option.

Selecting Asset Allocation Model Portfolios. It is your responsibility to select or change your model portfolio and your Investment Options. Your registered representative can provide you with information that may assist you in selecting a model portfolio and Investment Options. If you elect the Asset Allocation Program, you may complete a standardized questionnaire that, among other things, solicits information about your investment time horizon and risk tolerance and your financial goals. Based on your responses to that questionnaire, a particular asset allocation model portfolio may be recommended for your use. Each asset allocation model portfolio is intended for a specific type of investor, from conservative to aggressive. Each model portfolio identifies specific Investment Options and the percentage of premium and Accumulated Value allocated to each Investment Option.

There currently are six (6) asset allocation model portfolios to choose from:

•	Aggressive Growth Model Portfolio

•	Growth Model Portfolio

•	Growth-Income Model Portfolio

•	Balanced Model Portfolio

•	Income Growth Model Portfolio

•	Income Model Portfolio

You may select from among the available asset allocation model portfolios. You are not required to select the model portfolio indicated by the questionnaire. The Investment Option allocations of the model portfolios may change from time to time as described below. If the Investment Option allocations of the model portfolio you have chosen are changed, you will need to elect to opt out of the model portfolio as modified to maintain your then-current investment allocations. Otherwise, your Accumulated Value and future premiums will be allocated among the Investment Options based on the changes to the model portfolio.

We will forward to you advance notice of any changes to your model portfolio. You may revise your Investment Option allocations or select a new model portfolio at your discretion.

Although you may use only one model portfolio at a time, you may elect to change to a different model portfolio as your tolerance for risk and/or your financial needs and investment objectives change. Using the questionnaire, and in consultation with your registered representative, you may determine that a different model portfolio better meets your risk tolerance and investment horizons. There is no charge to change to a different model portfolio or to change your premium allocations to a particular Investment Option.

If you elect to participate in the dollar cost averaging program, you cannot also elect to participate in the Asset Allocation Program.

If you have elected the Asset Allocation Program, your Accumulated Value in the model portfolio will be applied under the automatic asset rebalancing program (“Automatic Rebalancing”). We will automatically reallocate your Accumulated Value annually to match the allocations among the Investment Options specified by the asset allocation model portfolio you have chosen. As long as you remain in the Asset Allocation Program, Automatic Rebalancing will be performed only once each Contract Year on the first Business Day in August.

Changes to Asset Allocation Model Portfolios. CTB periodically reviews the model portfolios and may find that asset allocations within a particular model portfolio may need to be changed. CTB may determine that the principal investments, investment style, or investment manager of a particular Investment Option have changed so that the Investment Option is no longer appropriate for a model portfolio, or that a different investment portfolio of a Fund has become appropriate for a model portfolio. In addition, from time to time, the Company may change the Investment Options available under the Contract.

If changes are made to a particular model portfolio as a result of CTB’s review, the Company will forward written notice of the changes to all Policyowners—those in an asset allocation model portfolio and those who are not—at least 30 days in advance of the date such changes are scheduled to occur. Under our current procedures:

•	Owners who do not wish to change their respective investment allocations from the then current asset allocation model portfolio must complete, sign and return/fax the applicable service request form to our Variable Product Service Center to opt out of the new version of the asset allocation model portfolio.

•	Owners who do wish to opt into a different asset allocation model portfolio or opt into an asset allocation model portfolio for the first time must also complete, sign and return/fax the applicable service request form to our Variable Product Service Center and so specify.

•	Owners who do wish to revise their respective investment allocations based on the changes to the model portfolios do not need to take any action.

Your future premium allocations will change unless you affirmatively opt out of the changed asset allocation model portfolio.

Transfers among Investment Options resulting from a change in the asset allocation model portfolios or your selection of a different asset allocation model portfolio are not taken into account in determining any transfer processing fee.

If you make a self-directed change outside the asset allocation model portfolio you selected, we consider your participation in the Asset Allocation Program to have terminated. However, you can elect at any time to again participate in the Asset Allocation Program.

Other Information. We and our affiliates, including CTB, receive greater compensation and/or profits from certain Investment Options than we receive from other Investment Options. Therefore, it is conceivable that CTB may have an incentive to develop asset allocation model portfolios in such a way that larger allocations will be made to Investment Options that are more profitable for CTB. Also, COUNTRY Fund Management, a department of CTB, serves as investment adviser to certain of the Investment Options. As a result, CTB may believe that those portfolios may benefit from additional assets or could be harmed by redemptions. As a fiduciary, however, CTB is legally obligated to disregard these incentives. CTB receives a fixed annual fee for services it performs in developing and updating asset allocation models.

For more information about CTB, and its role as investment adviser for the Asset Allocation Program, please see the CTB disclosure document, which is available to you at no charge. Your registered representative can provide this disclosure document to you, or you can request a copy by writing to COUNTRY Trust Bank, 1705 Towanda Avenue, P.O. Box 2020, Bloomington, Illinois 61702-2020. We may perform certain administrative functions on behalf of CTB; however, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available under the Contract.

We may terminate or alter this Asset Allocation Program at any time.

Retirement Security Rider

The Retirement Security Rider (“RS Rider”) is an optional rider that offers a choice of two benefit options, a guaranteed minimum income benefit option (“GMIB Option”) and a guaranteed minimum accumulation benefit option (“GMAB Option”). The GMIB Option guarantees minimum fixed monthly payments if and when you annuitize. In other words, the GMIB Option offers a monthly payment “floor.” The GMIB Option is appropriate for long-term investors who do not expect to take significant withdrawals, expect to annuitize after the tenth Contract Anniversary ( the “GMAB Maturity Date,” as described further below), and wish to guarantee a minimum level of monthly income payments that will not be reduced by volatility in the markets.

The GMAB Option guarantees a minimum Accumulated Value at the end of a specified waiting period. The waiting period is ten years, beginning on the Contract Date and ending on the tenth Contract Anniversary or GMAB Maturity Date. The GMAB Option provides a one-time adjustment to your Accumulated Value, known as a Guaranteed Accumulation Payment, if your Accumulated Value on the GMAB Maturity Date is less than the Guaranteed Accumulation Amount. Only premium payments made during the first 120 days beginning on the Contract Date (“GMAB Eligibility Period”) are included in the Guaranteed Accumulation Amount and credited with a rate of interest we specify, the “GMAB Annual Rate.” Any additional premium payments made after the GMAB Eligibility Period are not included in the Guaranteed Accumulation Amount. Thus, the GMAB Option may not be appropriate for you if you plan to make substantial premium payments under the Contract after the GMAB Eligibility Period. However, the GMAB Option may offer you protection if your Accumulated Value declines during the first ten Contract years.

You may only elect the RS Rider at the time you purchase the Contract. To be eligible to purchase the RS Rider, the age of all Owners and the Annuitant(s) on the Contract Date must be less than 76. Once you elect the Rider, you may not later remove the Rider. (The RS Rider may not be available in all states. A registered representative can provide information on the availability of the Rider.) Upon election of the Rider, you must choose either the GMIB Option or the GMAB Option in the application for the Contract. You may change the benefit option you selected prior to the GMAB Maturity Date. However, you may only change the benefit option you selected once in the 60 days immediately prior to the GMAB Maturity Date. The selection you make in the 60 days immediately prior to the GMAB Maturity Date cannot be changed.

There are several important points you should consider before purchasing the RS Rider:

•	You may never need to rely upon either the GMIB Option or the GMAB Option. The annuity rates guaranteed by the GMIB Option are based on conservative actuarial factors. These guaranteed annuity rates may be lower than the then-current annuity rates that are available when you choose to annuitize. You are not required to exercise the GMIB Option upon annuitization and may instead choose the then-current annuity rates. Likewise under the GMAB Option, the GMAB Annual Rate we credit is based on conservative investment assumptions and may not exceed the investment performance of the Investment Options in which you are invested. On the GMAB Maturity Date, the Guaranteed Accumulation Amount may not exceed your Accumulated Value. The charges you have paid under the RS Rider will not be refunded even if no benefit is paid under either the GMIB Option or GMAB Option.

•	There is a ten year waiting period that must expire before you can exercise either the GMIB Option or the GMAB Option. If you select the GMIB Option and choose to annuitize before the ten year waiting period concludes, you will lose the benefits of the RS Rider, and the charges you have paid under the Rider will not be refunded. For this reason, you should not elect the GMIB Option under a Qualified Contract if you are over age 60 at issue and may need to annuitize the Contract at age 70 1/2 to meet required minimum distribution rules under Federal income tax law. Consult a tax adviser before purchasing the RS Rider in connection with a Qualified Contract.

•	If you make withdrawals, the level of payments guaranteed by the RS Rider under either the GMIB Option or GMAB Option will decrease. Therefore, the RS Rider may not be appropriate for you if you expect that you may need to take significant withdrawals under the Contract. You should generally not purchase the RS Rider under a Qualified Contract if you are over age 60 at issue and may need to take withdrawals from the Contract at 70 1/2 to meet required minimum distribution rules under Federal income tax law. Consult a tax adviser before purchasing the RS Rider in connection with a Qualified Contract.

•	If you elect to purchase the RS Rider, you may not later remove the Rider. In other words, the RS Rider charge will continue to be deducted for the life of the Contract unless the Rider terminates, as described below.

•	If you elect the RS Rider, you may only allocate your premium payments and Accumulated Value in accordance with the Growth Model Portfolio. This model portfolio seeks to provide growth while avoiding excessive risk. If you are seeking a more or less aggressive growth strategy or a strategy that emphasizes current income, the Subaccount allocations of the Growth Model Portfolio required for participation in the RS Rider are probably not appropriate for you. If you make a self-directed change outside the Growth Model Portfolio, the RS Rider will terminate.

GMIB Option. If the GMIB Option is in effect, at any time after the GMAB Maturity Date, you may exercise the Option. Upon exercise, we will apply the Income Base to your choice of either fixed annuity settlement option 3 (Lifetime Payment Option) or 5 (Joint Lifetime Payment Option), thus determining your monthly GMIB Payment. In the event that you would receive a higher monthly payment by applying your total Accumulated Value to the then-current annuity settlement option rates applicable to the Contract, we will pay you this higher amount instead of the GMIB Payment.

On the Contract Date, we will set the Income Base equal to your initial premium payment. The Income Base will then vary based on additional premium payments and withdrawals. At any point in time, the Income Base will be equal to:

•	the sum total of each premium payment, accumulated at an annual effective interest rate of 3.00% through the Contract Anniversary immediately preceding your 86th birthday, and at 0.00% thereafter; less

•	the sum total of each partial withdrawal reduction for any partial withdrawals accumulated at an annual effective interest rate of 3.00% through the Contract Anniversary immediately preceding your 86th birthday, and at 0.00% thereafter.

If the Contract is owned by joint Owners, the age of the older Owner will be used in determining the interest credited to the Income Base.

For more information on the operation of the GMIB Option, please refer to the examples in Appendix B.

GMAB Option. If the GMAB Option is in effect on the GMAB Maturity Date and your Accumulated Value, after the deduction of the RS Rider Charge, is less than the Guaranteed Accumulation Amount, we will make a one-time adjustment to your Accumulated Value, the Guaranteed Accumulation Payment, to increase your Accumulated Value to the Guaranteed Accumulation Amount. We will allocate the Guaranteed Accumulation Payment to the Subaccounts in which you are invested according to the Growth Model Portfolio as described below. If your Accumulated Value, after the deduction of the RS Rider Charge, is greater than the Guaranteed Accumulation Amount, no Guaranteed Accumulation Payment will be payable. In either case, the RS Rider will terminate on the GMAB Maturity Date and we will no longer deduct the RS Rider Charge.

On the Contract Date, we will set the Guaranteed Accumulation Amount equal to your initial premium payment. The Guaranteed Accumulation Amount will then vary based on additional premium payments you make during the GMAB Eligibility Period and withdrawals. At any point in time, the Guaranteed Accumulation Amount Base will be equal to:

•	the sum total of each premium payment we received during the GMAB Eligibility Period; less

•	the sum total of each partial withdrawal reduction for any partial withdrawals

Any premium payments made after the GMAB Eligibility Period will not increase the Guaranteed Accumulation Amount.

If the GMAB Option is in effect and there is no Accumulated Value under the Contract, other than as a result of withdrawals taken under the Contract or the application of the entire Accumulated Value to an annuity settlement option, the Contract will remain inforce through the GMAB Maturity Date at which time we will credit any applicable Guaranteed Accumulation Value. The RS Rider will terminate at that time.

For more information on the operation of the GMAB Option, please refer to the examples in Appendix B.

Asset Allocation Model Portfolio. If you elect the RS Rider, you will be limited to allocating your premium payments and Accumulated Value in accordance with the Growth Model Portfolio that seeks to provide growth while avoiding excessive risk. If you are seeking a more or less aggressive growth strategy or a strategy that emphasizes current income, the Subaccount allocations of the Growth Model Portfolio required for participation in the RS Rider are probably not appropriate for you. A more detailed description of the Growth Model Portfolio is available in a separate brochure that describes the Asset Allocation Program. (See “DESCRIPTION OF ANNUITY CONTRACT— Asset Allocation Program.”) Your registered representative can provide you with the brochure for the Asset Allocation Program.

We will automatically rebalance your Accumulated Value annually to restore your allocations to the target allocations recommended in the Growth Model Portfolio. If you instruct us to allocate premium payments or Accumulated Value, or to take partial withdrawals in a manner that is not consistent with the Growth Model Portfolio (a “Prohibited Allocation Instruction”), we will terminate the RS Rider. A Prohibited Allocation Instruction includes:

(1)	allocating a premium payment or Accumulated Value outside the target allocations of the Growth Model Portfolio; (2) transferring Accumulated Value outside the target allocations of the Growth Model Portfolio; and (3) terminating the rebalancing of your Accumulated Value.

The target allocations of the Growth Model Portfolio may vary from time to time in response to market conditions and changes in the Investment Options underlying the Subaccounts in the Growth Model Portfolio. If changes are made to the Growth Model Portfolio, then the Company will notify Owners who have elected the RS Rider of the changes to occur in the Growth Model Portfolio. Owners who do wish to revise their investment allocations based on the changes to the Growth Model Portfolio do not need to take any action. Owners who do not wish to change their then-current investment allocations must provide the Company with Written Notice of their intention within 30 days of receipt of notice from the Company of changes to be made to the Growth Model Portfolio. If you do not affirmatively opt-out of the changes to the Growth Model Portfolio, then your investment allocations will be revised in accordance with the changes in the Growth Model Portfolio. If you opt-out of the changes to be made to the Growth Model Portfolio, the RS Rider will terminate.

We do not guarantee Accumulated Value or the performance of any Investment Option or the Growth Model Portfolio.

Partial Withdrawal Reduction. A partial withdrawal reduction represents a reduction in either the Income Base for the GMIB Option or the Guaranteed Accumulation Amount for the GMAB Option that is in proportion to the reduction in Accumulated Value resulting from the partial withdrawal (even if the partial withdrawal is a required minimum distribution under a Qualified Contract.). For each partial withdrawal you make, we will calculate the partial withdrawal reduction using the following formula: “A” multiplied by “B” divided by “C” where:

•	“A” is the Income Base immediately prior to the withdrawal if the GMIB Option is in effect or the Guaranteed Accumulation Amount if the GMAB Option is in effect,

•	“B” is the amount of the partial withdrawal, and

•	“C” is the Accumulated Value immediately prior to the partial withdrawal.

Note: No surrender charges will apply in the calculation of the partial withdrawal reduction.

Partial Annuitization. You may choose to elect a partial annuitization under the Contract at any time that the GMIB Option is in effect. If the Income Base is less than the Accumulated Value at the time of partial annuitization, we will treat the amount being annuitized as a partial withdrawal and a partial withdrawal reduction will be applied against the Income Base. The partial withdrawal reduction will equal the Income Base multiplied by the proportion of your Accumulated Value applied under the annuity payment option, and the Accumulated Value will be decreased by the same proportion. If the Income Base is greater than the Accumulated Value at the time of partial annuitization, we will reduce the Income Base by the amount annuitized.

Partial annuitizations will be treated and taxed as withdrawals. If partial annuitizations begin before the Owner reaches age 59 1/2, then such payments may be subject to a 10% tax penalty. (See “FEDERAL TAX MATTERS—Partial Annuitizations” and “FEDERAL TAX MATTERS— Penalty Tax on Certain Withdrawals.”)

Termination of the RS Rider. All rights and benefits under the RS Rider will terminate when any of the following events occur: (1) the Contract is surrendered; (2) if after the GMAB Maturity Date the Income Base equals zero; (3) the Owner or Joint Owner (or, if the Owner is a non-natural person, the Annuitant) dies, unless the Beneficiary is the spouse of the Owner (or the Joint Owner) and elects to continue the Contract; (4) the entire Accumulated Value is applied to an annuity payment option; and (5) the Contract otherwise terminates.

Spousal Continuation. If the Owner or Joint Owner dies and the spouse of the deceased Owner or the deceased Joint Owner elects to continue the Contract, and the RS Rider is in force, the same terms and conditions of the RS Rider will apply to the new Owner that applied to the deceased Owner or Joint Owner. The GMAB Maturity Date will also remain the same.

Death Benefit Before Annuitization

Death of Owner. If an Owner dies prior to the Annuitization Date, any surviving joint Owner becomes the sole Owner. If there is no surviving joint Owner, the contingent Owner, if any, becomes the new Owner. If there is no surviving joint or contingent Owner, the Owner’s estate becomes the new Owner. If the deceased Owner was also the Annuitant, then the provisions relating to the death of an Annuitant (described below) will govern.

The surviving Owners or new Owners are afforded the following options:

1.	If the sole surviving Owner or the sole new Owner is the spouse of the deceased Owner, he or she may continue the Contract as the new Owner and all applicable surrender charges will be waived.

2.	If the sole surviving Owner or the sole new Owner is the spouse of the deceased Owner and elects payment of the death benefit or the surviving Owner or the new Owner is not the spouse of the deceased Owner, he or she must either:

•	elect to receive the Cash Surrender Value in a single sum within 5 years of the deceased Owner’s death, or

•	elect to receive the Cash Surrender Value paid out under an annuity settlement option, with payments beginning within one year after the date of the deceased Owner’s death and with payments being made over the lifetime of the surviving Owner, or over a period that does not exceed the life expectancy of the surviving Owner.

Under either of these options, surviving Owners or new Owners may exercise all ownership rights and privileges from the date of the deceased Owner’s death until the date that the Cash Surrender Value is paid.

Note: The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under the federal Defense of Marriage Act, or any other applicable federal law. Under current federal law, a prospective or current Owner who has entered into or is contemplating a civil union or a same sex marriage should be aware that the rights of the spouse under the spousal continuation provisions of this Contract will not be available to such partner or same sex marriage spouse. You should consult a tax advisor for more information on this subject.

In the case of a non-natural Owner of the Contract, the death of the Annuitant shall be treated as the death of the Owner.

Other rules may apply to a Qualified Contract.

Death of an Annuitant. If the Annuitant dies before the Annuitization Date, we will pay the death benefit under the Contract to the Beneficiary. In the case of a single Beneficiary, the death benefit will be determined as of the date we receive Due Proof of Death. If the death benefit is payable to more than one Beneficiary, the amount of the death benefit will be determined for the first Beneficiary to submit instructions for the distribution of proceeds as of the date we receive Due Proof of Death. Proceeds payable to any other Beneficiary will remain unpaid until distribution instructions are received from the Beneficiary. Therefore, proceeds payable to Beneficiaries may be subject to fluctuations in market value. If there is no surviving Beneficiary, we will pay the death benefit to the Owner or the Owner’s estate.

We will determine the death benefit as of the date we receive Due Proof of Death and the death benefit will equal the greater of:

•	the sum of the premiums paid, less the sum of all partial withdrawal reductions (including applicable surrender charges); or

•	the Accumulated Value.

If the Beneficiary is the deceased Annuitant’s surviving spouse, the Beneficiary may continue the Contract as the new Owner and Annuitant and all applicable surrender charges will be waived. If the Beneficiary elects payment of the death benefit:

(a)	he or she may elect to receive the payment of the death benefit proceeds in a single sum within 5 years of the deceased Annuitant’s death, or

(b)	he or she may elect to receive the death benefit proceeds under one of the annuity settlement options, with payments beginning within one year after the date of the deceased Annuitant’s death and with payments being made over the lifetime of the Beneficiary, or over a period that does not exceed the life expectancy of the Beneficiary.

If the Beneficiary is not the spouse of the deceased Annuitant, the Beneficiary must receive payment under either (a) or (b) above. We do not pay a death benefit if the Annuitant dies after the Annuitization Date.

If any Owner is not an individual, the death of an Annuitant shall be treated as the death of an Owner.

Guaranteed Minimum Death Benefit Endorsement. The Guaranteed Minimum Death Benefit Endorsement enhances the death benefit under your Contract by guaranteeing that the death benefit payable will not be less than the highest Accumulated Value under the Contract as determined at certain specified times. We will determine the guaranteed minimum death benefit as of the date we receive Due Proof of Death and the death benefit will equal the greatest of:

•	the sum of the premiums paid, less the sum of all partial withdrawal reductions (including applicable surrender charges);

•	the Accumulated Value; or

•	the Performance Enhanced Death Benefit (PEDB) amount.

On dates we calculate the PEDB amount, the PEDB amount will be based on the Accumulated Value under the Contract. We may reduce the PEDB amount by the amount of any partial withdrawal reduction. The PEDB amount will be equal to zero on the Contract Date if we have not received your initial premium payment. At the time you make your initial premium payment, the PEDB amount will equal the initial premium payment. We calculate the PEDB amount: (1) on each Contract Anniversary; (2) at the time you make a premium payment or partial withdrawal; and (3) as of the date we receive Due Proof of Death of the Annuitant. After your initial premium payment, the PEDB amount on each calculation date will equal the greater of: (1) the PEDB amount last calculated less any partial withdrawal reduction; or (2) the then current Accumulated Value.

We will continue to recalculate the PEDB amount on each Contract Anniversary until the Contract Anniversary immediately prior to the Annuitant’s 86th birthday. All subsequent PEDB amounts will be recalculated for additional premium payments or partial withdrawals only.

A partial withdrawal reduction is defined as (a) times (b) divided by (c) where:

(a) is the death benefit immediately prior to withdrawal;

(b) is the amount of the partial withdrawal (including applicable surrender charges); and

(c) is the Accumulated Value immediately prior to withdrawal.

The Guaranteed Minimum Death Benefit Endorsement may not be available in all states. (A registered representative can provide information on the availability of this endorsement.) If you elect this endorsement, we will deduct 0.20% of your Contract’s Accumulated Value on each Contract Anniversary (see “CHARGES AND DEDUCTIONS—Guaranteed Minimum Death Benefit Endorsement”). This charge is guaranteed not to exceed 0.20% of the Accumulated Value.

Incremental Death Benefit Rider. The Incremental Death Benefit Rider provides a death benefit that is in addition to the death benefit payable under your Contract or the Guaranteed Minimum Death Benefit Endorsement, if elected. (This rider is not available under Qualified Contracts and may not be available in all states for Non-Qualified Contracts. A registered representative can provide information on the availability of this rider.) If you elect this rider, we will deduct 0.20% of your Contract’s Accumulated Value on each Contract Anniversary (see “CHARGES AND

DEDUCTIONS—Incremental Death Benefit Rider”). (This charge is guaranteed not to exceed 0.30% of Accumulated Value.)

The Incremental Death Benefit Rider, on the date we receive Due Proof of Death, will be equal to 40% of a) minus b), where:

(a) is the Accumulated Value; and

(b) is the sum of all premium payments less the sum of all partial withdrawals.

The Incremental Death Benefit cannot exceed 50% of (b) and will never be less than zero.

This rider does not guarantee that any amounts under the rider will become payable at death. Market declines that result in the Accumulated Value being less than the premium payments received minus any partial withdrawal reductions will result in no Incremental Death Benefit being paid.

Example

The following example demonstrates how the Incremental Death Benefit works. It is based on hypothetical values and is not reflective of past or future performance of the Investment Options in the Contract.

	Total
	Premiums	Accumulated			Incremental
Date	Paid	Value	Gain	Death Benefit	Death Benefit
5/1/2011	$100,000	$100,000	$ 0	$100,000	$ 0
5/1/2030	$100,000	$450,000	$350,000	$450,000	$50,000

If we receive Due Proof of Death on May 1, 2030, and there were no partial withdrawals made prior to the Annuitant’s death, the Incremental Death Benefit will equal $50,000. This amount is determined by multiplying the gain in the Contract ($350,000) by 40%, which is $140,000; however, because the Incremental Death Benefit cannot exceed 50% of the total premiums paid ($100,000), the Incremental Death Benefit in this example is $50,000.

Death Benefit On or After Annuitization

If an Owner dies on or after the Annuitization Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the payee receiving annuity payments becomes the new Owner and retains the rights provided to Owners during the annuity period, including the right to name successor payees if the deceased Owner had not previously done so. On or after the Annuitization Date, if any Owner dies before the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as quickly as under the method of distribution being used as of the date of death.

Proceeds at Annuitization

You select the date your Contract is annuitized (the Annuitization Date). There is no minimum age required for the Annuitant to establish an Annuitization Date. However, the Annuitization Date may

be no later than the Annuitant’s age 95. For most Qualified Contracts, keep in mind that distributions must begin by the “required beginning date” (generally the calendar year after the year in which the Annuitant attains age 70 1/2) either through annuity payments or in the form of annual withdrawals.

At annuitization, we will apply the proceeds attributable to the Declared Interest Option under a life income fixed annuity settlement option with ten years guaranteed and the proceeds attributable to the Subaccounts under a life income variable annuity with payments guaranteed for ten years, unless you choose to have the proceeds paid under another option or in a lump sum. (See “SETTLEMENT OPTIONS.”) If a settlement option is elected, we will apply the Accumulated Value less any applicable surrender charge. If a lump sum payment is chosen, we will pay the Cash Surrender Value at annuitization.

You may change the Annuitization Date at any time before distribution payments begin, subject to these limitations:

•	we must receive Written Notice at our Variable Product Service Center at least 30 days before the Annuitization Date; and

•	the Annuitization Date requested must be a date that is at least 30 days after receipt of the Written Notice.

Payments

We will usually pay any surrender, partial withdrawal or death benefit within seven days of receipt of a written request at our Variable Product Service Center. We also require any information or documentation necessary to process the request, and in the case of a death benefit, we must receive Due Proof of Death. We may postpone payments if:

•	the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC;

•	the SEC permits by an order the postponement for the protection of Owners; or

•	the SEC determines that an emergency exists that would make the disposal of securities held in the Account or the determination of the value of the Account’s net assets not reasonably practicable.

If you have submitted a recent check or draft, we have the right to delay payment until we are assured that the check or draft has been honored.

If, under SEC rules, the Money Market Portfolio suspends payments of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, partial withdrawal, surrender or death benefit from the Money Market Subaccount until the Portfolio is liquidated.

We have the right to defer payment of any surrender, partial withdrawal or transfer from the Declared Interest Option for up to six months. If payment has not been made within 30 days after receipt of all required documentation, or such shorter period as necessitated by a particular jurisdiction, we will add interest at the annualized rate of 3% (or a higher rate if required by a particular state) to the amount paid from the date all documentation was received.

If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulator.

Modification

You may modify your Contract only if one of our officers agrees in writing to such modification.

Upon notification to you, we may modify your Contract if:

•	necessary to make your Contract or the Account comply with any law or regulation issued by a governmental agency to which the Company is subject;

•	necessary to assure continued qualification of your Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

•	necessary to reflect a change in the operation of the Account; or

•	the modification provides additional Subaccount and/or fixed accumulation options.

We will make the appropriate endorsement to your Contract in the event of most such modifications.

Reports to Owners

We will mail to you, at least annually, a report containing the Accumulated Value of your Contract (reflecting each Subaccount and the Declared Interest Option), premiums paid, withdrawals taken and charges deducted since your last report, and any other information required by any applicable law or regulation.

Inquiries

You may contact the Company in writing at our Variable Product Service Center if you have any questions regarding your Contract.

Change of Address

We confirm all Owner change of address requests by sending a confirmation to both the old and new addresses.

THE DECLARED INTEREST OPTION

You may allocate some or all of your premium payments, and transfer some or all of your Accumulated Value, to the Declared Interest Option, which is part of the General Account and pays interest at declared rates guaranteed for each Contract Year (subject to a minimum guaranteed interest rate of 3%).

In compliance with specific state insurance regulations, the Declared Interest Option is not available in all states. A registered representative can provide information on the availability of this Investment Option.

The Declared Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933 (the “1933 Act”), and neither the Declared Interest Option nor the Company’s General Account has been registered as an investment company under the 1940 Act. Therefore, neither the Company’s General Account, the Declared Interest Option, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to these accounts, which are included in this Prospectus, are for your information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The portion of your Accumulated Value allocated to the Declared Interest Option (the “Declared Interest Option accumulated value”) will be credited with rates of interest, as described below. Since the Declared Interest Option is part of the General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to the Company’s general liabilities from business operations. To the extent that we are required to pay you amounts in addition to your Accumulated Value under any guarantees under the Contract, including the death benefit, such amounts will come from our General Account. Because those guarantees are backed by our General Account assets, you need to consider our financial strength in meeting the guarantees under the Contract. The guarantees are subject to the risk that we may default on the guarantees. You should be aware that our General Account assets are exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from assets in our General Account. The financial statements contained in the Statement of Additional Information include a further discussion of the risks inherent within the investments of the General Account.

Minimum Guaranteed and Current Interest Rates

The Declared Interest Option accumulated value is guaranteed to accumulate at a minimum effective annual interest rate of 3%. While we intend to credit the Declared Interest Option accumulated value with current rates in excess of the minimum guarantee, we are not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates, and any interest credited on your amounts in the Declared Interest Option in excess of the minimum guaranteed rate will be determined in the sole discretion of the Company. You, therefore, assume the risk that interest credited may not exceed the guaranteed rate. We may vary the interest rate we credit on the amount of your Declared Interest Option accumulated value.

Occasionally, we establish new current interest rates for the Declared Interest Option. The rate applicable to your Contract is the rate in effect on your most recent Contract Anniversary. This rate will remain unchanged until your next Contract Anniversary (i.e., for your entire Contract Year). During each Contract Year, your entire Declared Interest Option accumulated value (including amounts allocated or transferred to the Declared Interest Option during the year) is credited with the interest rate in effect for that period and becomes part of your Declared Interest Option accumulated value.

We reserve the right to change the method of crediting interest, provided that such changes do not have the effect of reducing the guaranteed interest rate below 3% per annum, or shorten the period for which the current interest rate applies to less than a Contract Year.

Calculation of Declared Interest Option Accumulated Value. The Declared Interest Option accumulated value is equal to:

•	amounts allocated and transferred to the Declared Interest Option, plus

•	interest credited, less

•	amounts deducted, transferred or withdrawn.

Transfers from Declared Interest Option

You may transfer amounts from the Declared Interest Option to any or all of the Subaccounts no more than four times in a Contract Year. Except, however, the COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount are no longer available to receive Accumulated Value transferred from the Declared Interest Option. If you request to transfer Accumulated Value to either or both the COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount, we will consider your request as not in good order, and we will not process the request. In such case, we will contact you for further instructions.

The amount you transfer at one time may not exceed 25% of the Declared Interest Option accumulated value on the date of transfer. However, if the balance after the transfer would be less than $1,000, you may transfer the entire amount. We process transfers from the Declared Interest Option on a last-in-first-out basis.

Payment Deferral

We have the right to defer payment of any surrender, partial withdrawal or transfer from the Declared Interest Option for up to six months.

CHARGES AND DEDUCTIONS

Surrender Charge (Contingent Deferred Sales Charge)

Charge for Partial Withdrawal or Surrender.  We apply a charge if you make a partial withdrawal from or surrender your Contract during the first seven Contract Years.

Contract Year in Which	Charge as Percentage of
Withdrawal Occurs	Amount Withdrawn
1	7%

2	7

3	7

4	6

5	5

6	4

7	2

8 and after	0

If surrender charges are not sufficient to cover sales expenses, the loss will be borne by the Company; conversely, if the amount of such charges proves more than enough, the Company will retain the excess. In no event will the total surrender charges assessed under a Contract exceed 9% of the total premiums paid under that Contract.

If the Contract is being surrendered, the surrender charge is deducted from the Accumulated Value in determining the Cash Surrender Value. For a partial withdrawal, the surrender charge may, at the election of the Owner, be deducted from the Accumulated Value remaining after the amount requested is withdrawn. Amounts deducted to pay the surrender charge on partial withdrawals are not subject to the surrender charge.

Amounts Not Subject to Surrender Charge. In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value as of the most recent Contract Anniversary without incurring a surrender charge (the “10% withdrawal privilege”). Under the 10% withdrawal privilege, you may receive up to 10% of the Accumulated Value through a single or multiple withdrawal(s) in a Contract Year. For purposes of determining the availability of the 10% free withdrawal privilege, we add the Accumulated Value being withdrawn to the amount of any Accumulated Value previously withdrawn in the Contract Year and divide that amount by the Accumulated Value in your Contract on your most recent Contract Anniversary. You may not carry over any unused portion of the 10% withdrawal privilege to any subsequent Contract Year.

Surrender Charge at Annuitization. We may assess a surrender charge against your Accumulated Value on the Annuitization Date. We do not apply a surrender charge if you elect to receive fixed annuity settlement options 1, 3 or 5, or a variable annuity settlement option. If you elect fixed annuity payments under settlement options 2 or 4, we add the fixed number of years for which payments will be made under the settlement option to the number of Contract Years since the Contract Date to determine the Contract Year in which the surrender is deemed to occur for purposes of determining the charge that would apply based on the Table of Surrender Charges.

Waiver of Surrender Charge. You may make a partial withdrawal from or surrender this Contract without incurring a surrender charge after the Contract Date if the Annuitant has been confined in an extended care facility for at least 30 consecutive days (as defined in your Contract). We must receive Written Notice (as defined in your Contract), prior to the Annuitization Date and, if applicable, within 90 days of your release from an extended care facility, at our Variable Product Service Center in order to activate this waiver.

Annual Administrative Charge

We currently apply an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Annuitization Date. (This charge is guaranteed not to exceed $45.) We deduct this charge from your Accumulated Value and use it to reimburse us for administrative expenses relating to your Contract. We will make the withdrawal from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount’s value bears to the total Accumulated Value. We do not assess this charge during the annuity payment period.

We currently waive the annual administrative charge with an initial premium payment of $50,000 or greater on the Contract Date. We also currently waive this charge if the Accumulated Value is $50,000 or greater on each subsequent Contract Anniversary.

We may terminate this waiver at any time.

Transfer Processing Fee

We waive the transfer processing fee for the first twelve transfers during a Contract Year, but may assess a charge of $10 for the thirteenth and each subsequent transfer in a Contract Year. We will deduct this fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash. We may realize a profit from this fee. (This charge is guaranteed not to exceed $25 per transfer.) Transfers made from the COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount to the other Subaccounts and the Declared Interest Option between the date of this prospectus and the date of the Substitution will be free of charge and do not count toward the twelve free transfers you may make each Contract Year.

Retirement Security Rider

We currently apply a charge for the Retirement Security Rider at an annual rate of 0.50% of Accumulated Value. We deduct the charge on each Contract Anniversary. (This charge is guaranteed not to exceed 0.75% of Accumulated Value.) We deduct this charge from each Subaccount based on each Investment Option’s proportional amount of Accumulated Value.

Guaranteed Minimum Death Benefit Endorsement

We currently apply a charge for the Guaranteed Minimum Death Benefit Endorsement at an annual rate of 0.20% of Accumulated Value. We deduct the charge on each Contract Anniversary. (This charge is guaranteed not to exceed 0.20% of Accumulated Value.) We deduct this charge from each Subaccount and/or the Declared Interest Option based on each Investment Option’s proportional amount of Accumulated Value.

Incremental Death Benefit Rider

We currently apply a charge for the Incremental Death Benefit Rider at an annual rate of 0.20% of Accumulated Value. We deduct the charge on each Contract Anniversary. (This charge is guaranteed not to exceed 0.30% of Accumulated Value.) We deduct this charge from each Subaccount and/or the Declared Interest Option based on each Investment Option’s proportional amount of Accumulated Value.

Mortality and Expense Risk Charge

We apply a daily mortality and expense risk charge at an annual rate of 1.20% (daily rate of 0.0032682%) (approximately 0.81% for mortality risk and 0.39% for expense risk). This charge is used to compensate the Company for assuming mortality and expense risks. (This charge is guaranteed not to exceed 1.40% annually.)

The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Through these guarantees, each payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk also includes a guarantee to pay a death benefit if the Owner/Annuitant dies prior to the Annuitization Date. The expense risk we assume is that the annual administrative and transfer processing fees may be insufficient to cover actual future expenses.

We may realize a profit from this charge and we may use such profit for any lawful purpose including paying distribution expenses.

Illustrative Report Fee

Upon your request, we will provide you with a set of illustrations of Contract values free of charge. We reserve the right to assess a fee of $25 for each set of personalized illustrations you request. However, we do not currently assess such a charge.

Investment Option Expenses

The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. (See the Expense Tables in this Prospectus and the accompanying Investment Option prospectuses.)

Premium Taxes

Currently, we do not charge for premium taxes levied by various states and other governmental entities on annuity contracts issued by insurance companies. These taxes range up to 3.5% and are subject to change. We reserve the right, however, to deduct such taxes from Accumulated Value.

Other Taxes

Currently, we do not charge for any federal, state or local taxes incurred by the Company which may be attributable to the Account or the Contracts. We reserve the right, however, to make such a charge in the future.

SETTLEMENT OPTIONS

The accumulation phase of your Contract ends on the date you select to annuitize your Contract (see “DESCRIPTION OF ANNUITY CONTRACT—Proceeds at Annuitization”). At that time, your proceeds will be applied under a settlement option, unless you elect to receive this amount in a single sum. Should you not elect a settlement option on the Annuitization Date, proceeds attributable to the Declared Interest Option will be paid as a life income fixed annuity with payments guaranteed for ten years and proceeds attributable to the Subaccounts will be paid as a life income variable annuity with payments guaranteed for ten years. The proceeds are the amount we apply to a settlement option. The amount of proceeds will equal either: (1) the Cash Surrender Value if you are surrendering your Contract; (2) the death benefit if the Annuitant dies; or (3) the amount of any partial withdrawal you apply to a settlement option. Although tax consequences may vary depending on the settlement option elected, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. Once the investment in the Contract has been fully received, however, the full amount of each annuity payment is subject to tax as ordinary income.

Prior to the Annuitization Date, you may elect to have your proceeds applied under a settlement option, or a Beneficiary can have the death benefit applied under a settlement option. In either case, the Contract must be surrendered for a lump sum payment to be made, or for a settlement option agreement to be issued for the settlement option. The settlement option agreement will show the rights and benefits of the payee(s) under the settlement option selected.

You can choose whether to apply any portion of your proceeds to provide either fixed annuity payments, variable annuity payments, or a combination of both. If you elect to receive variable annuity payments, then you also must select the Subaccounts and/or fixed interest option to which we will apply your proceeds.

The annuity payment date is the date you select as of which we compute annuity payments. If you elect to receive variable annuity payments, the annuity payment date may not be the 29th, 30th or 31st day of any month. We compute the first annuity payment as of the initial annuity payment date you select. All subsequent annuity payments are computed as of annuity payment dates. These dates will be the same day of the month as the initial annuity payment date, or the first Business Day thereafter if the same day of a subsequent month as the initial annuity payment date is not a Business Day.

Monthly annuity payments will be computed as of the same day each month as the initial annuity payment date. Quarterly annuity payments will be computed as of the same day in the 3rd, 6th, 9th, and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Semi-annual annuity payment dates will be computed as of the same day in the 6th and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Annual annuity payments will be computed as of the same day in each year as the initial annuity payment date. If you do not select a payment frequency, we will make monthly payments. Your choice of payment frequency and payout period will affect the amount of each payment. Increasing the frequency of payments or increasing the payout period will reduce the amount of each payment.

Options 1 and 4 may not satisfy the minimum required distribution rules for Qualified Contracts. Please consult a tax advisor.

Description of Settlement Options

Fixed Settlement Options:

Option 1—Interest Payment Option. The proceeds are left with the Company to earn a set interest rate. The payee may elect to have the interest paid monthly, quarterly, semi-annually or annually. Under this option, the payee may withdraw part or all of the proceeds at any time.

Option 2—Fixed Time Payment Option. The proceeds are paid in equal monthly installments for any period selected, up to 30 years.

Option 3—Lifetime Payment Option. The proceeds are paid in equal monthly installments during the payee’s lifetime. The three variations are:

(a)	Straight Life. No specific number of payments is guaranteed. Payments stop when the payee dies.

(b)	Life Income with Refund. Payments stop when they cumulatively equal the amount applied or when the payee dies, whichever is later.

(c)	Life Income with Period Certain. Payments stop at the end of the selected guaranteed period (10, 15 or 20 years) or when the payee dies, whichever is later.

Option 4—Fixed Amount Payment Option. The proceeds are paid in equal monthly installments for a specific amount and will continue until all the proceeds plus interest are exhausted.

Option 5—Joint Lifetime Payment Option. The proceeds are paid in equal monthly installments while two joint payees live. When one payee dies, future payments will be made to the survivor for their lifetime.

Fixed Settlement Options 1, 2 and 4 may not always satisfy minimum required distribution rules for Qualified Contracts. Consult a tax advisor.

Variable Settlement Options:

Option A—Payment of Life Income. The proceeds are paid in varying amounts during the payee’s lifetime with the guarantee that payments will be made for a specified number of years.

Option B—Payment of Joint and Survivor Life Income. The proceeds are paid in varying installments while one or both payees live.

Alternate Settlement Options:

The Company may make available alternative settlement options.

Election of Settlement Options and Annuity Payments

While the Annuitant is living, you may elect, revoke or change a settlement option at any time prior to the Annuitization Date. Upon an Annuitant’s death, if a settlement option is not in effect or if payment will be made in one lump sum under an existing option, the Beneficiary may elect one of the options.

We will initiate an election, revocation or change of a settlement option upon receipt of Written Notice at our Variable Product Service Center.

We reserve the right to:

•	refuse the election of a settlement option if total proceeds are less than $5,000,

•	refuse to make payments of less than $100 each, or

•	make payments at less frequent intervals if payments would otherwise be less than $100 each.

We have provided a brief description of the available settlement options above. The term “effective date” means the date as of which the proceeds are applied to a settlement option. The term “payee” means a person who is entitled to receive payment under a settlement option.

Fixed Annuity Payments. Fixed annuity payments are periodic payments we make to the designated payee. The dollar amount of each payment does not change. We calculate the amount of each fixed annuity payment based on:

•	the form and duration of the settlement option chosen,

•	the payee’s age and sex,

•	the amount of proceeds applied to purchase the fixed annuity payments, and

•	the applicable annuity purchase rates.

We use a minimum annual interest rate of 3% to compute fixed annuity payments. We may, in our sole discretion, make fixed annuity payments based on a higher annual interest rate.

Under Option 1, proceeds earn a set interest rate and the payee may elect to receive some or all of the interest in equal periodic payments. Under Option 4, proceeds are paid in amounts and at intervals specified by the payee. For each other settlement option, we determine the dollar amount of the first fixed annuity payment by multiplying the dollar amount of proceeds being applied to purchase fixed annuity payments by the annuity purchase rate for the selected settlement option. Subsequent fixed annuity payments are of the same dollar amount unless we make payments based on an interest rate different from the interest rate we use to compute the first payment.

Variable Annuity Payments. Variable annuity payments are periodic payments we make to the designated payee, the amount of which varies from one annuity payment date to the next as a function of the investment performance of the Subaccounts selected to support such payments. The payee may elect to receive variable annuity payments only under Options A and B. We determine the dollar amount of the first variable annuity payment by multiplying the dollar amount of proceeds being applied to purchase variable annuity payments on the effective date by the annuity purchase rate for the selected settlement option. Therefore, the dollar amount of the first variable annuity payment will depend on:

•	the dollar amount of proceeds being applied to a settlement option,

•	the settlement option selected,

•	the age and sex of the Annuitant, and

•	the assumed interest rate used in the variable settlement option tables (4% per year).

We calculate the dollar amount of the initial variable annuity payment attributable to each Subaccount by multiplying the dollar amount of proceeds to be allocated to that Subaccount on the effective date (as of 3:00 p.m. central time on a Business Day) by the annuity purchase rate for the selected settlement option. The dollar value of the total initial variable annuity payment is equal to the sum of the payments attributable to each Subaccount.

An “annuity unit” is a measuring unit we use to monitor the value of the variable annuity payments. We determine the number of annuity units attributable to a Subaccount by dividing the initial variable annuity payment attributable to that Subaccount by the annuity unit value (described below) for that Subaccount for the Valuation Period ending on the effective date or during which the effective date falls if no Valuation Period ends on such date. The number of annuity units attributable to each Subaccount remains constant unless there is a transfer of annuity units (see “Variable Settlement Options—Transfer of Annuity Units” below).

We calculate the dollar amount of each subsequent variable annuity payment attributable to each Subaccount by multiplying the number of annuity units of that Subaccount by the annuity unit value for that Subaccount for the Valuation Period ending as of the annuity payment date. The dollar value of each subsequent variable annuity payment is equal to the sum of the payments attributable to each Subaccount.

The annuity unit value of each Subaccount for its first Valuation Period was set at $1.00. The annuity unit value for each subsequent Valuation Period is equal to (a) multiplied by (b) multiplied by (c) where:

(a) is the annuity unit value for the immediately preceding Valuation Period;

(b) is the net investment factor for that Valuation Period (described below); and

(c)	is the daily assumed interest factor for each day in that Valuation Period. The assumed interest rate we use for variable annuity settlement options is 4% per year. The daily assumed interest factor derived from an assumed interest rate of 4% per year is 0.999893.

We calculate the net investment factor for each Subaccount for each Valuation Period by dividing (x) by (y) and subtracting (z) from the result where:

(x) is the net result of:

1.	the value of the net assets in the Subaccount as of the end of the current Valuation Period; PLUS

2.	the amount of investment income and capital gains, realized or unrealized, credited to the net assets of the Subaccount during the current Valuation Period; MINUS

3.	the amount of capital losses, realized or unrealized, charged against the net assets of the Subaccount during the current Valuation Period; PLUS or MINUS

4.	any amount charged against or credited to the Subaccount for taxes, or any amount set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount:

(y)	is the net asset value of the Subaccount for the immediately preceding Valuation Period; and

(z)	is the daily amount charged for mortality and expense risks for each day of the current Valuation Period.

If the annualized net investment return of a Subaccount for an annuity payment period is equal to the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. If the annualized net investment return of a Subaccount for an annuity payment period exceeds the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will be greater than the payment for the prior period. To the extent that such annualized net investment return is less than the assumed interest rate, the payment for that period will be less than the payment for the prior period.

Variable Settlement Options—Transfer of Annuity Units. By making a written or telephone request to us at any time after the effective date, the payee may transfer the dollar value of a designated number of annuity units of a particular Subaccount for an equivalent dollar amount of annuity units of another Subaccount. The transfer request will take effect as of the end of the Valuation Period when we receive the request. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. central time on a Business Day, we will process the transfer of the dollar value of a designated number of annuity units calculated as of 3:00 p.m. central time that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. central time on a Business Day, we will process the transfer of the dollar value of a designated number of annuity units calculated as of 3:00 p.m. central time on the following Business Day. We treat facsimile and telephone requests as having been received based upon the time noted on the beginning of the transmission.

On the date of the transfer, the dollar amount of a variable annuity payment generated from the annuity units of either Subaccount would be the same. The payee may transfer the dollar amount of annuity units of one Subaccount for annuity units of another Subaccount an unlimited number of times. We only permit such transfers between the Subaccounts. Please note that the COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount are no longer available to receive the dollar value of annuity units from other Subaccounts.

You may continue to transfer the dollar value of annuity units from the COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount to the other Subaccounts until the date of the Substitution.

Variable Settlement Options—Surrenders. Upon Written Notice, a payee may make a full surrender of the payments remaining in the guarantee period of a variable settlement option and receive the surrender value. We allow full surrenders from variable settlement options only during the period in which we guarantee variable annuity payments for a specified number of years. We do not allow any partial withdrawals of the dollar amounts allocated to a variable settlement option. The surrender value is equal to the commuted value of remaining payments in the guarantee period of a variable settlement option.

The commuted value is the present value of the remaining stream of payments in the guarantee period of a variable settlement option, computed using the assumed interest rate and the annuity unit value(s) calculated as of the date we receive your surrender request. If we receive your Written Notice to surrender prior to 3:00 p.m. central time on a Business Day, we will calculate the annuity unit values as of 3:00 p.m. central time that Business Day. If we receive your Written Notice at or after 3:00 p.m. central time on a Business Day, we will calculate the annuity unit values as of 3:00 p.m. central time on the following Business Day.

We assume that each payment under a variable settlement option would be equal to the sum of the number of annuity units in each Subaccount multiplied by the applicable annuity unit value for each Subaccount as of the end of the Valuation Period on the payment date selected.

Please refer to APPENDIX C for more information on variable annuity payments.

YIELDS AND TOTAL RETURNS

We may advertise, or include in sales literature, yields, effective yields and total returns for the Subaccounts. These figures are based on historical earnings and do not indicate or project future performance. Each Subaccount may also advertise, or include in sales literature, performance relative to certain performance rankings and indices compiled by independent rating organizations. You may refer to the Statement of Additional Information for more detailed information relating to performance.

The effective yield and total return calculated for each Subaccount is based on the investment performance of the corresponding Investment Option, which includes the Investment Option’s total operating expenses. (See the accompanying Investment Option prospectuses.)

The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. This yield is calculated by assuming that the income generated during that 30-day or one-month period is generated each period over 12-months and is shown as a percentage of the investment.

The yield of the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. This yield is calculated by assuming that the income generated for that seven-day period is generated each period for 52-weeks and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The total return of a Subaccount refers to return quotations of an investment in a Subaccount for various periods of time. Total return figures are provided for each Subaccount for one-, five- and ten-year periods, respectively. For periods prior to the date the Account commenced operations, performance information is calculated based on the performance of the Investment Options and the assumption that the Subaccounts were in existence for those same periods, with the level of Contract charges which were in effect at inception of the Subaccounts.

The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if you terminated your Contract at the end of each period indicated, but excluding any deductions for premium taxes).

In addition to standardized average annual total return, non-standardized total return information may be used in advertisements or sales literature. Non-standardized return information will be computed on the same basis as described above, but does not include a surrender charge. In addition, the Company may disclose cumulative total return for Contracts funded by Subaccounts.

Each Investment Option’s yield, and standardized and non-standardized average annual total returns may also be disclosed, which may include investment periods prior to the date the Account commenced operations. Non-standardized performance data will only be disclosed if standardized performance data is also disclosed. Please refer to the Statement of Additional Information for additional information regarding the calculation of other performance data.

In advertising and sales literature, Subaccount performance may be compared to the performance of other issuers of variable annuity contracts which invest in mutual fund portfolios with similar investment objectives. Lipper Analytical Services, Inc. (“Lipper”) and the Variable Annuity Research Data Service (“VARDS”) are independent services which monitor and rank the performance of variable annuity issuers according to investment objectives on an industry-wide basis.

The rankings provided by Lipper include variable life insurance issuers as well as variable annuity issuers, whereas the rankings provided by VARDS compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor’s Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any deductions for operating expenses. Other independent ranking services and indices may also be used as a source of performance comparison.

We may also report other information, including the effect of tax-deferred compounding on a Subaccount’s investment returns, or returns in general, which may be illustrated by tables, graphs or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio’s investment experience is positive.

FEDERAL TAX MATTERS

The following discussion is general and is not intended as tax advice

Introduction

This discussion is general in nature and is not intended as tax advice. It is based on the Company’s understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (“IRS”). No representation is made as to the likelihood of the continuation of these current tax laws and interpretations. Moreover, no attempt has been made to consider any applicable state or other tax laws. Each person concerned should consult a competent tax advisor.

A Contract may be purchased on a non-qualified basis (“Non-Qualified Contract”) or purchased and used in connection with plans qualifying for favorable tax treatment (“Qualified Contract”). A Qualified Contract is designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended (the “Code”). The effect of federal income taxes on amounts held under a Contract or annuity payments, and on the economic benefit to the Owner, the Annuitant or the Beneficiary depends on the type of retirement plan, the tax and employment status of the individual concerned, and the Company’s tax status. In addition, an individual must satisfy certain requirements in connection with:

•	purchasing a Qualified Contract with proceeds from a tax-qualified plan, and

•	receiving distributions from a Qualified Contract in order to continue to receive favorable tax treatment.

Therefore, purchasers of Qualified Contracts are encouraged to seek competent legal and tax advice regarding the suitability and tax considerations specific to their situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

Tax Status of the Contract

The Company believes that the Contract will be subject to tax as an annuity contract under the Code, which generally means that any increase in Accumulated Value will not be taxable until monies are received from the Contract, either in the form of annuity payments or in some other form. The following Code requirement must be met in order to be subject to annuity contract treatment for tax purposes:

Diversification Requirements. Section 817(h) of the Code provides that separate account investments must be “adequately diversified” in accordance with Treasury regulations in order for Non-Qualified Contracts to qualify as annuity contracts for federal tax purposes. The Account, through each Investment Option, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in each Subaccount may be invested. Nonetheless, the Company believes that each Investment Option in which the Account owns shares will meet the diversification requirements.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated for federal tax purposes as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contract, we believe that the Owner of a Contract should not be treated as the owner of the assets of the Account. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent an Owner from being treated as the owner of the underlying assets of the Account.

Required Distributions. In order to be treated as an annuity Contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

•	if any Owner dies on or after the Annuitization Date but before the interest in the Contract has been fully distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner’s death; and

•	if any Owner dies prior to the Annuitization Date, the interest in the Contract will be distributed within five years after the date of the Owner’s death.

These requirements will be considered satisfied as to any portion of an Owner’s interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Owner’s death. An Owner’s designated Beneficiary is the person to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

Taxation of Annuities

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

In General. Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person is not taxed on increases in the value of a Contract until distribution occurs through a partial withdrawal, surrender or annuity payment. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulated Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or settlement option) is taxable as ordinary income.

Non-Natural Owner. A non-natural Owner of an annuity contract generally must include any increase in the excess of the cash value over the “investment in the contract” as income during the taxable year. However, there are some exceptions to this rule. Certain Contracts will generally be treated as held by a natural person if:

•	the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person (but not in the case of certain non-qualified deferred compensation arrangements);

•	the Contract is acquired by an estate of a decedent by reason of the death of the decedent;

•	the Contract is issued in connection with certain Qualified Plans;

•	the Contract is purchased by an employer upon the termination of certain Qualified Plans;

•	the Contract is used in connection with a structured settlement agreement; or

•	the Contract is purchased with a single payment within a year of the annuity starting date and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

A prospective Owner that is not a natural person should discuss these exceptions with their tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Partial Withdrawals and Complete Surrenders. Under Section 72(e) of the Code, if a partial withdrawal is taken from a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the participant’s total accrued benefit or balance under the retirement plan. The “investment in the Contract” generally equals the portion, if any, of any premium payments paid by or on behalf of the individual under a Contract which was not excluded from the individual’s gross income. For Contracts issued in connection with qualified plans, the investment in the Contract can be zero. Special tax rules may be available for certain distributions from Qualified Contracts, and special rules apply to distributions from Roth IRAs.

Under Section 72(e) of the Code, if a partial withdrawal is taken from a Non-Qualified Contract (including a withdrawal under the systematic withdrawal option), amounts received are generally first treated as taxable income to the extent that the Accumulated Value immediately before the partial withdrawal exceeds the investment in the Contract at that time. Any additional amount withdrawn is not taxable.

In the case of a surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the investment in the Contract.

Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity contract for another and the contract received is treated as a new contract for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Section 1035 transactions and prospective Owners wishing to take advantage of Section 1035 should consult their tax adviser.

Annuity Payments. Although tax consequences may vary depending on the settlement option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

Partial Annuitizations. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if the Owner applies only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of the death of an Owner or Annuitant. Generally, such amounts are includible in the income of the recipient as follows:

•	if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or

•	if distributed under a settlement option, they are taxed in the same way as annuity payments.

For these purposes, the investment in the contract remains the amount of any purchase payments which were not excluded from gross income.

Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, a 10% federal tax penalty may be imposed. However, generally, there is no penalty applied on distributions:

•	made on or after the taxpayer reaches age 59 1/2;

•	made on or after the death of the holder (or if the holder is not an individual, the death of the primary Annuitant);

•	attributable to the taxpayer becoming disabled;

•	as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated Beneficiary;

•	made under certain annuities issued in connection with structured settlement agreements;

•	made under an annuity contract that is purchased with a single premium when the

Annuitization Date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity payment period; and

•	any payment allocable to an investment (including earnings thereon) made before August 14, 1982 in a contract issued before that date.

Other tax penalties may apply to certain distributions under a Qualified Contract. Contract Owners should consult their tax adviser.

Account Charges. It is possible that the Internal Revenue Service may take a position that any charges or deemed charges for certain optional benefits should be treated as taxable distributions to you. In particular, the Internal Revenue Service could take the position that any deemed charges associated with the Incremental Death Benefit Rider constitute a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to your reaching age 59 1/2. You should consult your tax adviser prior to selecting any optional benefit under the Contract.

Transfers, Assignments or Exchanges of a Contract

Certain tax consequences may result upon:

•	a transfer of ownership of a Contract,

•	the designation of an Annuitant, payee or other Beneficiary who is not also the Owner,

•	the selection of certain Retirement Dates, or

•	the exchange of a Contract.

An Owner contemplating any of these actions should consult their tax adviser.

Withholding

Generally, distributions from a Contract are subject to withholding of federal income tax at a rate which varies according to the type of distribution and the Owner’s tax status. The Owner generally can elect not to have withholding apply.

Eligible rollover distributions from section 401(a) plans, section 403(a) annuities and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An “eligible rollover distribution” is any distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Multiple Contracts

All non-qualified deferred annuity contracts entered into after October 21, 1988 that are issued by the Company (or its affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under Section 72(e). This rule could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same Owner. Accordingly, an Owner should consult a competent tax adviser before purchasing more than one annuity contract.

Taxation of Qualified Contracts

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

•	contributions in excess of specified limits;

•	distributions prior to age 59 1/2 (subject to certain exceptions);

•	distributions that do not conform to specified commencement and minimum distribution rules; and

•	other specified circumstances.

Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but the Company shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

For qualified plans under Section 401(a), 403(a) and 403(b), the Code requires that distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1/2. For Roth IRAs under Section 408A, distributions are not required during the Owner’s lifetime. If you are attempting to satisfy these rules through partial withdrawals before the annuity commencement date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax adviser.

Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover.

If you are attempting to satisfy required minimum distribution rules through partial withdrawals before the annuity date, the value of any optional rider, such as the RS Rider, may need to be included in calculating the amount required to be distributed. If you are over age 60 at the time you purchase the Contract, required minimum distribution rule may reduce or eliminate the benefit otherwise provided by the RS Rider. Consult a tax adviser before purchasing the RS Rider in connection with a Qualified Contract.

Brief descriptions follow of the various types of qualified retirement plans available in connection with a Contract. The Company will amend the Contract as necessary to conform it to the requirements of the Code.

Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA.” These IRAs are subject to limits on the amount that may be contributed, the amount that may be deducted, the persons who may be eligible and the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an IRA. Sales of the Contract for use with IRAs may be subject to special requirements of the Internal Revenue Code. Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of an amount specified in the Code for the year or 100% of the amount of compensation includible in the Owner’s gross income for the year and may be deductible in whole or in part depending on the individual’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are “rolled over” on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

SEP IRAs. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing

IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

SIMPLE IRAs. Section 408(p) of the Code permits small employers to establish SIMPLE IRAs under which employees may elect to defer a percentage of their compensation. The sponsoring employer is required to make a matching, or non-elective, contribution on behalf of eligible employees. Distributions from a SIMPLE IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan.

Roth IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or conversion from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012. Such conversions are subject to a 10% penalty tax if they are distributed before five years have passed since the year of the conversion. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made:

•	before age 59 1/2 (subject to certain exceptions), or

•	during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

Tax Sheltered Annuities. Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the premiums paid, within certain limits, on a Contract that will provide an annuity for the employee’s retirement. These premiums may be subject to FICA (social security) tax. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

•	elective contributions made in years beginning after December 31, 1988;

•	earnings on those contributions; and

•	earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distribution of those amounts may only occur upon:

•	death of the employee,

•	attainment of age 59 1/2,

•	severance from employment,

•	disability, or

•	financial hardship.

In addition, income attributable to elective contributions may not be distributed in the case of hardship. A distribution of elective contributions made to a tax-sheltered annuity on account of hardship may be subject to penalties. For Contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s Section 403(b) plan.

If your Contract was issued in connection with a qualified plan under Section 403(b) of the Code, starting January 1, 2009 we generally are required to confirm, with your plan sponsor or otherwise, that surrenders, partial withdrawals or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other contracts or accounts you have under the qualified plan under Section 403(b) of the Code among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Death Benefits. The Guaranteed Minimum Death Benefit Endorsement or Incremental Death Benefit Rider could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or tax-sheltered annuity. Such amounts could also be considered in calculating required minimum distributions. Because these death benefits may exceed applicable limitations, employers using the Contract in connection with such plans should consult their tax adviser.

Restrictions under Qualified Contracts. Other restrictions with respect to the election, commencement or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

Possible Charge for the Company’s Taxes

The Company currently makes no charge to the Subaccounts for any Federal, state or local taxes that the Company incurs which may be attributable to such Subaccounts or the Contracts. We reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that the Company determines to be properly attributable to the Subaccounts or to the Contracts.

Other Tax Consequences

As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of current law. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend this discussion as tax advice.

Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of a Contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the Contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary.

Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. You should consult your tax adviser for further information.

Generation-skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Estate, Gift and Generation-Skipping Transfer Taxes in 2010. In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the GST for transfers made in 2010.

Beginning in 2011, the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the “2010 Act”) increases the federal estate tax exemption to $5,000,000 and reduces the federal estate tax rate to 35%; increases the Federal gift tax exemption to $5,000,000 and retains the federal gift tax rate at 35%; and increases the GST tax exemption to $5,000,000 and reduces the GST tax rate to 35%. Commencing in 2012, these exemption amounts will be indexed for inflation.

The estate, gift, and GST provisions of the 2010 Act are only effective until December 31, 2012, after which the provisions will sunset, and the federal estate, gift and GST taxes will return to their pre-2001 levels, resulting in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make these provisions of the 2010 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rican branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

Medicare Tax. Beginning in 2013, distributions from non-qualified annuity contracts will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly, and $125,000 for married filing separately). You should consult a tax adviser for more information.

THE SUBSTITUTION

The Company has requested the approval of the SEC for the removal of the COUNTRY VP Growth Fund and the COUNTRY VP Bond Fund as Investment Options under the Contract. Following our receipt of the SEC’s approval, we will set a date to automatically transfer any Accumulated Value you have in the COUNTRY VP Growth Subaccount to the Fidelity VIP Index 500 (Service Class 2) Subaccount and any Accumulated Value in the COUNTRY VP Bond Subaccount to the Fidelity VIP Investment Grade Bond (Initial Class) Subaccount. The COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount will cease to be available under the Contract on the date of the Substitution. Once the date of the Substitution has been determined, we will notify you of the date via U.S. mail.

The COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount are no longer available to receive premiums and Accumulated Value transferred from other Subaccounts and the Declared Interest Option. If you request to allocate premium or transfer Accumulated Value to either or both the COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount, we will consider your request as not in good order, and we will not process the request unless you provide us with further allocation instructions. In a case involving an allocation of premium, we will return the premium to you if you do not provide us with further allocation instructions.

You may continue to transfer Accumulated Value from the COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount to the other Subaccounts and the Declared Interest Option until the date of the Substitution. Transfers made from the COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount to the other Subaccounts and the Declared Interest Option between the date of this prospectus and the date of the Substitution will be free of charge and do not count toward the twelve free transfers you may make each Contract Year. Although we have no current intention of increasing the amount of the transfer processing fee, we agree not to exercise our right to do so for at least 30 days after the Substitution.

Within five days after the Substitution, we will forward to Owners affected by the Substitution a written notice informing them of the details regarding the Substitution.

DISTRIBUTION OF THE CONTRACTS

We have entered into a distribution agreement with our affiliate, COUNTRY Capital Management Company (“COUNTRY Capital”) for the distribution and sale of the Contracts. COUNTRY Capital may sell the Contracts through registered representatives, or through other broker-dealers (“selling firms”) that have entered into selling agreements with COUNTRY Capital.

COUNTRY Capital receives a 0.20% fee from the Calvert Variable Products, Inc: Calvert VP Russell 2000 Small Cap Index, Calvert VP S&P MidCap 400 Index and Calvert VP EAFE International Portfolios; and a 0.25% fee from the following Investment Options in the form of 12b-1 fees based on Contract assets allocated to the Investment Option: EquiTrust Variable Insurance Series Fund Portfolios; Fidelity Variable Insurance Products Funds; Franklin Templeton Variable Insurance Trust Funds; and JPMorgan Insurance Trust Small Cap Core Portfolio. 12b-1 class shares of these Investment Options have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows the Investment Options to pay fees out of Investment Option assets to those who sell and distribute Investment Option shares. COUNTRY Capital may pay part or all of such compensation to selling firms.

We pay commissions to COUNTRY Capital for the sale of the Contracts by its registered representatives as well as by selling firms. The maximum commissions payable for Contract sales by COUNTRY Capital will be 4% of premiums paid under a Contract in the first Contract Year and 3% of renewal premiums in each Contract Year after the first Contract Year. We also pay a trail commission of 0.20% of the Accumulated Value of the Contract at the end of each Contract Year.

COUNTRY Capital passes through commissions it receives to its registered representatives and to selling firms except in the infrequent event of a Contract unassigned to a registered representative, and does not retain any override as distributor for the Contracts. However, under the distribution agreement with COUNTRY Capital, COUNTRY Capital is given an allowance by the Company for the following sales expenses: supervisor and registered representative compensation, representative training allowance, advertising expenses and all other expenses of distributing the Contracts.

Because registered representatives of COUNTRY Capital are also insurance agents of the Company, they and their managers may be eligible for various cash benefits such as bonuses, insurance benefits, and non-cash compensation items that the Company offers. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. Sales of the Contracts may help COUNTRY Capital’s sales representatives and/or their managers qualify for such benefits. COUNTRY Capital’s registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, which may include payments made for the recruitment and training of personnel, and similar services.

A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners of the Account. See “DISTRIBUTION OF THE CONTRACTS” in the Statement of Additional Information for more information concerning compensation paid for the sale of the Contracts.

We have discontinued new sales of the Contracts to the public.

Under the BrokerCheck Program, Financial Industry Regulatory Authority (“FINRA”) provides certain information regarding the disciplinary history of member broker-dealers and their associated persons in response to written, electronic or telephonic inquiries. FINRA’s BrokerCheck Hotline telephone number is 1-800-289-9999 and their Web site address is www.finra.org. An investor brochure is available that includes information describing FINRA BrokerCheck.

LEGAL PROCEEDINGS

The Company, like other life insurance companies, is involved in lawsuits. Currently, there are no class action lawsuits naming the Company as a defendant or involving the Account. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Account, the ability of COUNTRY Capital to perform its contract with the Account or the ability of the Company to meet its obligations under the Contract.

VOTING RIGHTS

To the extent required by law, the Company will vote Fund shares held in the Account at regular and special shareholder meetings of the Fund, in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change and, as a result, the Company determines that it is permitted to vote the Fund shares in its own right, it may elect to do so.

The number of votes you have the right to instruct will be calculated separately for each Subaccount to which you have allocated or transferred Accumulated Value or proceeds, and may include fractional votes. The number of votes attributable to a Subaccount is determined by dividing your Accumulated Value or proceeds in that Subaccount by the net asset value per share of the Investment Option of the corresponding Subaccount. The number of votes of an Investment

Option that are available to you is determined as of the date coincident with the date established by that Investment Option for determining shareholders eligible to vote at the relevant meeting for that Fund.

The Company will vote Fund shares attributable to Contracts as to which no timely instructions are received (as well as any Fund shares held in the Account which are not attributable to Contracts) in proportion to the voting instructions received with respect to all Contracts participating in each Investment Option. Voting instructions to abstain on any item to be voted upon will be applied on a pro-rata basis to reduce the votes eligible to be cast on a matter. Proportional voting may result in a small number of contract owners determining the outcome of a vote.

FINANCIAL STATEMENTS

The Variable Account’s audited statements of assets and liabilities as of December 31, 2010, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, as well as the related report of Ernst & Young LLP, an independent registered public accounting firm, are contained in the Statement of Additional Information.

The statutory-basis financial statements of COUNTRY Investors Life Assurance Company as of December 31, 2010 and 2009 and for the years then ended have been audited by Ernst & Young LLP. These financial statements, along with the related independent registered public accounting firm report, are contained in the Statement of Additional Information.

The Company’s financial statements should be considered only as bearing on the Company’s ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

DEFINITIONS

Account: COUNTRY Investors Variable Annuity Account.

Accumulated Value: The total amount invested under the Contract, which is the sum of the values of the Contract in each Subaccount of the Account plus the value of the Contract in the Declared Interest Option.

Annuitant: The person whose life determines the annuity benefits payable under the Contract and whose death determines the death benefit.

Annuitization Date: The date when the Company applies the Accumulated Value under a settlement option, if the Annuitant is still living.

Beneficiary: The person to whom the Company pays the proceeds on the death of the Owner or Annuitant.

Business Day: Each day that the New York Stock Exchange is open for trading. Assets are valued at the close of each Business Day (generally, 3:00 p.m. central time).

Cash Surrender Value: The Accumulated Value less any applicable surrender charge.

The Code: The Internal Revenue Code of 1986, as amended.

The Company (“we”, “us” or “our”): COUNTRY Investors Life Assurance Company.

Contract: The individual flexible premium deferred variable annuity contract we offer and describe in this Prospectus, which term includes the basic contract described in this Prospectus, the contract application, any supplemental applications and any endorsements or additional benefit riders or agreements.

Contract Anniversary: The same date in each Contract Year as the Contract Date.

Contract Date: The date on which the Company receives a properly completed application at our Variable Product Service Center. It is the date set forth on the data page of the Contract which the Company uses to determine Contract Years and Contract Anniversaries.

Contract Year: A twelve-month period beginning on the Contract Date or on a Contract Anniversary.

Declared Interest Option: A fixed interest option under the Contract funded by the Company’s General Account. It is not part of, nor dependent upon, the investment performance of the Account.

Due Proof of Death: Satisfactory documentation provided to the Company verifying proof of death. This documentation may include the following:

(a) a certified copy of the death certificate;

(b) a certified copy of a court decree reciting a finding of death;

(c) the Beneficiary’s statement of election;

(d) a copy of the Beneficiary’s Form W-9; or

(e) any other proof satisfactory to the Company.

Fund: An investment company registered with the SEC under the Investment Company Act of 1940 as an open-end diversified management investment company or unit investment trust in which the Account invests.

General Account: The assets of the Company other than those allocated to the Account or any other separate account of the Company.

Investment Option: A Fund, or a separate investment portfolio of a Fund in which a Subaccount invests.

Non-Qualified Contract: A Contract that is not a Qualified Contract.

Owner (“you” or “your”): The person who owns the Contract and who is entitled to exercise all rights and privileges provided in the Contract.

Qualified Contract: A Contract the Company issues in connection with plans that qualify for special federal income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408 or 408A of the Code.

SEC: The U.S. Securities and Exchange Commission.

Subaccount: A subdivision of the Account which invests its assets exclusively in a corresponding Investment Option.

Valuation Period: The period of time over which we determine the change in value of the Subaccounts. Each valuation period begins at the close of normal trading of the New York Stock Exchange (generally, 3:00 p.m. central time) on one Business Day and ends at the close of normal trading of the New York Stock Exchange on the next succeeding Business Day.

Variable Product Service Center: The Company’s administrative office at 5400 University Avenue, West Des Moines, Iowa 50266, or PO Box 9239, Des Moines, Iowa 50306.

Written Notice: A written request or notice signed by the Owner on a form satisfactory to the Company which we receive at our Variable Product Service Center.

Investment Company Act of 1940, File Number 811-21330

APPENDIX A

Condensed Financial Information

The following reflects the accumulation unit information for the Subaccounts for the one-year periods ended on December 31.

	Accumulation		Accumulation
	Unit Value at		Unit Value at		Number of Units at
Subaccount	Beginning of Year		End of Year		End of Year
American Century VP Inflation Protection Bond Fund

2008		$10.000000		$10.124284	329.035629

2009		$10.124284		$11.050714	51,408.347589

2010	$		$

American Century VP Ultra Fund

2008		$12.094275		$6.992516	24,441.346092

2009		$6.992516		$9.292608	23,083.415788

2010	$		$

American Century VP Vista Fund

2008		$16.296054		$8.272788	4,882.998383

2009		$8.272788		$10.011676	5,464.366732

2010	$		$

Calvert VP EAFE International Index Portfolio—Class F(3)

2008		$10.000000		$11.127536	507.638001

2009		$11.127536		$14.022034	44,496.003292

2010	$		$

Calvert VP Russell 2000 Small Cap Index Portfolio—Class F(4)

2008		$10.000000		$10.000000	0.000000

2009		$10.000000		$15.933828	920.424143

2010	$		$

Calvert VP S&P MidCap 400 Index Portfolio—Class F(5)

2008		$10.000000		$10.000000	0.000000

2009		$10.000000		$12.099654	742.434466

2010	$		$

COUNTRY VP Bond Fund

2008		$11.061423		$11.296053	222,684.086899

2009		$11.296053		$12.043491	324,676.753504

2010	$		$

COUNTRY VP Growth Fund

2008		$12.520664		$8.545299	96,272.249236

2009		$8.545299		$10.433922	87,617.128448

2010	$		$

DWS Global Opportunities VIP—Class A

2008		$10.000000		$11.087403	315.793529

2009		$11.087403		$16.239489	27,066.324471

2010	$		$

A-1

	Accumulation		Accumulation
	Unit Value at		Unit Value at		Number of Units at
Subaccount	Beginning of Year		End of Year		End of Year
DWS Global Thematic VIP—Class A

2008		$10.000000		$10.000000	0.000000

2009		$10.000000		$10.000000	0.000000

2010	$		$

EquiTrust Blue Chip Portfolio—Service Class

2008		$10.000000		$10.000000	0.000000

2009		$10.000000		$10.000000	0.000000

2010	$		$

EquiTrust High Grade Bond Portfolio—Service Class

2008		$10.000000		$10.051220	1,699.519000

2009		$10.051220		$11.087365	1,764.890020

2010	$		$

EquiTrust Managed Portfolio—Service Class

2008		$10.000000		$10.000000	0.000000

2009		$10.000000		$11.855741	200.272592

2010	$		$

EquiTrust Money Market Portfolio—Service Class

2008		$10.000000		$9.990479	8,703.259274

2009		$9.990479		$9.882557	14,288.705116

2010	$		$

EquiTrust Strategic Yield Portfolio—Service Class

2008		$10.000000		$10.000000	0.000000

2009		$10.000000		$12.896197	452.386866

2010	$		$

EquiTrust Value Growth Portfolio—Service Class

2008		$10.000000		$10.000000	0.000000

2009		$10.000000		$11.372842	871.079538

2010	$		$

Fidelity VIP Contrafund Portfolio—Service Class 2

2008		$10.000000		$10.922643	775.277590

2009		$10.922643		$14.622423	83,663.075720

2010	$		$

Fidelity VIP Disciplined Small Cap Portfolio—Service Class 2

2008		$10.000000		$10.000000	0.000000

2009		$10.000000		$10.000000	0.000000

2010	$		$

Fidelity VIP Growth Portfolio—Service Class 2

2008		$10.000000		$10.000000	0.000000

2009		$10.000000		$12.147272	150.026277

2010	$		$

Fidelity VIP High Income Portfolio—Service Class 2

2008		$10.000000		$10.421911	2,011.398881

2009		$10.421911		$14.776736	38,765.958698

2010	$		$

A-2

	Accumulation		Accumulation
	Unit Value at		Unit Value at		Number of Units at
Subaccount	Beginning of Year		End of Year		End of Year
Fidelity VIP Index 500 Portfolio—Service Class 2

2008		$10.000000		$10.701516	968.788874

2009		$10.701516		$13.356623	108,304.744137

2010	$		$

Fidelity VIP Mid Cap Portfolio—Service Class 2

2008		$17.616367		$10.512234	108,697.165252

2009		$10.512234		$14.518184	90,824.204232

2010	$		$

Fidelity VIP Real Estate Portfolio—Service Class 2

2008		$10.000000		$12.723623	288.519247

2009		$12.723623		$17.277083	33,189.446208

2010	$		$

Franklin Mutual Shares Securities Fund—Class 2

2008		$14.347142		$8.914978	10,222.935623

2009		$8.914978		$11.104539	10,958.326184

2010	$		$

Franklin Global Bond Securities Fund—Class 2

2008		$10.000000		$10.000000	0.000000

2009		$10.000000		$11.513705	999.398544

2010	$		$

Franklin Small Cap Value Securities Fund—Class 2

2008		$14.423915		$9.547170	73,264.545638

2009		$9.547170		$12.184276	128,529.900597

2010	$		$

Franklin U.S. Government Fund—Class 2

2008		$11.160716		$11.865302	51,821.580610

2009		$11.865302		$12.087704	71,625.720915

2010	$		$

JPMorgan Insurance Trust Intrepid Growth Portfolio—Class 1

2008		$10.000000		$10.000000	0.000000

2009		$10.000000		$10.142579	428.814000

2010	$		$

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio—Class 1

2008		$10.000000		$10.000000	0.000000

2009		$10.000000		$12.952678	447.375443

2010	$		$

JPMorgan Insurance Trust Mid Cap Growth Portfolio—Class 1(1)

2008		$10.000000		$10.000000	0.000000

2009		$10.000000		$15.243388	937.542204

2010	$		$

JPMorgan Insurance Trust Small Cap Core Portfolio—Class 2(2)

2008		$10.000000		$11.289026	427.741059

2009		$11.289026		$14.308338	52,423.702449

2010	$		$

A-3

	Accumulation		Accumulation
	Unit Value at		Unit Value at		Number of Units at
Subaccount	Beginning of Year		End of Year		End of Year
T. Rowe Price Equity Income Portfolio

2008		$13.660987		$8.623821	137,758.512633

2009		$8.623821		$10.703403	249,538.181322

2010	$		$

T. Rowe Price International Stock Portfolio

2008		$16.457984		$8.341041	22,262.324341

2009		$8.341041		$12.561741	105,446.439491

2010	$		$

T. Rowe Price New America Growth Portfolio

2008		$12.911849		$7.878672	36,682.333814

2009		$7.878672		$11.660825	36,388.063734

2010	$		$

T. Rowe Price Personal Strategy Balanced Portfolio

2008		$13.482730		$9.341000	118,145.167286

2009		$9.341000		$12.196080	103,685.711896

2010	$		$

(1)	The Accumulation Unit Value information is based upon the subaccount’s investment in the JPMorgan Diversified Mid Cap Growth Portfolio prior to the date of the name change of the JPMorgan Diversified Mid Cap Growth Portfolio to JPMorgan Mid Cap Growth Portfolio, which occurred on or about May 1, 2010.

(2)	The Accumulation Unit Value information is based upon the subaccount’s investment in the Small Cap Equity Portfolio prior to the date of the name change of the Small Cap Equity Portfolio to Small Cap Core Portfolio, which occurred on or about April 25, 2009.

(3)	The Accumulation Unit Value information is based on the subaccount’s investment in the Summit EAFE International Index Portfolio prior to the date of the name change of the Summit EAFE International Index Portfolio to Calvert VP EAFE International Index Portfolio, which occurred on or about April 30, 2010.

(4)	The Accumulation Unit Value information is based on the subaccount’s investment in the Summit Russell 2000® Small Cap Index Portfolio prior to the date of the name change of the Summit Russell 2000® Small Cap Index Portfolio to Calvert VP Russell 2000® Small Cap Index Portfolio, which occurred on or about April 30, 2010.

(5)	The Accumulation Unit Value information is based on the subaccount’s investment in the Summit S&P MidCap 400® Index Portfolio prior to the date of the name change of the Summit S&P MidCap 400® Index Portfolio to Calvert VP S&P MidCap 400® Index Portfolio, which occurred on or about April 30, 2010.

A-4

APPENDIX B

Retirement Security Rider Examples

Examples for Guaranteed Minimum Income Benefit (“GMIB”) Option

The following examples demonstrate, on a purely hypothetical basis, the operation of the GMIB Option.

Example 1: Setting of Initial Values

The values shown are based on the following assumptions:
Owner age at issue = 60
Annuitant = Same as Owner
Initial premium payment = $100,000
No additional premium payments are made
No withdrawals are taken
Fixed Annuity Settlement Option 3 (Lifetime Payment Option) chosen

					Monthly
Contract Year	Premium		Accumulated	Income	Income
(beginning of year)	Payment	Withdrawal	Value	Base	Benefit
1	$100,000	$0	$100,000	$100,000	$0

On the Contract Date, the Income Base is equal to the initial premium payment.

Example 2: Decline in Accumulated Value

The values shown are based on the following assumptions:
Owner age at issue = 60
Annuitant = Same as Owner
Initial premium payment = $100,000
No additional premium payments are made
No withdrawals are taken
Fixed Annuity Settlement Option 3 (Lifetime Payment Option) chosen

Each Contract Year, Accumulated Value is increased by 3.5%, except Contract Year 8 where Accumulated Value is decreased by 30%.

							Monthly
						Monthly	Income
						Income	Benefit
						Benefit	Based
						Based on	on
Contract Year		Premium		Accumulated	Income	Accumulated	Income
(end of year)	Age	Payment	Withdrawal	Value	Base	Value	Base
1	61	$100,000	$0	$103,500	$103,000	$0	$0
2	62		$0	$107,123	$106,090	$0	$0
3	63		$0	$110,872	$109,273	$0	$0
4	64		$0	$114,752	$112,551	$0	$0
5	65		$0	$118,769	$115,927	$0	$0
6	66		$0	$122,926	$119,405	$0	$0
7	67		$0	$127,228	$122,987	$0	$0
8	68		$0	$89,060	$126,677	$0	$0
9	69		$0	$92,177	$130,477	$0	$0
10	70		$0	$95,403	$134,392	$636	$896

B-1

•	On the Contract Date, the Income Base is equal to the initial premium payment.

•	Each Contract Year, the Income Base is increased by 3%.

•	At the end of the tenth Contract Year, the GMIB Option can be exercised and minimum fixed monthly payments may begin. In the Monthly Income Benefit column we show that $896 is the monthly payment that would be received assuming a male age 70 applied the Income Base of $134,392 to a lifetime option with fixed payments.

Example 3: Impact of a Partial Withdrawal

The values shown are based on the following assumptions:
Owner age at issue = 60
Annuitant = Same as Owner
Initial premium payment = $100,000
No additional premium payments are made
Fixed Annuity Settlement Option 3 (Lifetime Payment Option) chosen

Each Contract Year, Accumulated Value is increased by 3.5%, except Contract Year 8 where Accumulated Value is decreased by 30%.

							Monthly
						Monthly	Income
						Income	Benefit
						Benefit	Based
						Based on	on
Contract Year		Premium		Accumulated	Income	Accumulated	Income
(end of year)	Age	Payment	Withdrawal	Value	Base	Value	Base
1	61	$100,000	$0	$103,500	$103,000	$0	$0
2	62		$0	$107,123	$106,090	$0	$0
3	63		$0	$110,872	$109,273	$0	$0
4	64		$0	$114,752	$112,551	$0	$0
5	65		$10,000	$108,769	$106,167	$0	$0
6	66		$0	$112,576	$109,352	$0	$0
7	67		$0	$116,516	$112,632	$0	$0
8	68		$0	$81,561	$116,011	$0	$0
9	69		$0	$84,416	$119,491	$0	$0
10	70		$0	$87,370	$123,076	$583	$821

•	On the Contract Date, the Income Base is equal to the initial premium payment.

•	Each Contract Year, the Income Base is increased by 3%.

•	A partial withdrawal of $10,000 is taken in the fifth Contract Year. The Income Base is reduced in direct proportion to the reduction in Accumulated Value for the partial withdrawal. To determine the amount by which the Income Base is reduced, we multiply the Income Base prior to the withdrawal by a percentage amount equal to the amount of the partial withdrawal divided by the Accumulated Value prior to the withdrawal (“partial withdrawal percentage”). The Income Base prior to the partial withdrawal is $115,927 (Income Base in Contract Year four ($112,551) multiplied by 1.03 (representing an assumed annual increase in the Income Base of 3%)). The partial withdrawal percentage equals 8.42% (the amount of the partial withdrawal ($10,000) divided by the Accumulated Value prior to the partial withdrawal ($118,769)). The partial withdrawal reduces the Income Base by $9,760 (partial withdrawal percentage (8.42%) multiplied by $115,927). The Income Base following the partial withdrawal is $106,167 (Income Base prior to the partial withdrawal ($115,927) minus the partial withdrawal reduction ($9,760)).

B-2

•	The Accumulated Value is reduced by the amount of the partial withdrawal.

•	At the end of the tenth Contract Year, the GMIB Option can be exercised and minimum fixed monthly payments may begin. The Monthly Income Benefit of $821 is the monthly payment that would be received by applying the Income Base of $123,076 to a lifetime settlement option with fixed payments for a male age 70.

Examples for Guaranteed Minimum Accumulation Benefit (“GMAB”) Option

The following examples demonstrate, on a purely hypothetical basis, the operation of the GMAB Option.

Example 1: Setting of Initial Values

The values shown are based on the following assumptions:

Annuitant = Same as Owner
Initial premium payment = $100,000
No additional premium payments are made
No withdrawals are taken

				Guaranteed
Contract Year	Premium		Accumulated	Accumulation
(beginning of year)	Payment	Withdrawal	Value	Amount
1	$100,000	$0	$100,000	$100,000

On the Contract Date, the Guaranteed Accumulation Amount is equal to the initial premium payment. The Guaranteed Accumulation Amount will be increased by any additional premium payments received in the first 120 days beginning on the Contract Date.

Example 2: Decline in Accumulated Value

The values shown are based on the following assumptions:

Annuitant = Same as Owner
Initial premium payment = $100,000
No additional premium payments are made
No withdrawals are taken

Each Contract Year, Accumulated Value is increased by 3.5%, except Contract Year 8 where Accumulated Value is decreased by 30%.

				Guaranteed	Guaranteed
Contract Year	Premium		Accumulated	Accumulation	Accumulation
(end of year)	Payment	Withdrawal	Value	Amount	Payment
1	$100,000	$0	$103,500	$100,000	$0
2		$0	$107,123	$100,000	$0
3		$0	$110,872	$100,000	$0
4		$0	$114,752	$100,000	$0
5		$0	$118,769	$100,000	$0
6		$0	$122,926	$100,000	$0
7		$0	$127,228	$100,000	$0
8		$0	$89,060	$100,000	$0
9		$0	$92,177	$100,000	$0
10		$0	$95,403	$100,000	$4,597

B-3

•	On the Contract Date, the Guaranteed Accumulation Amount is equal to the initial premium payment of $100,000.

•	At the end of the tenth Contract Year, the Accumulated Value is less than the Guaranteed Accumulation Amount. The Accumulated Value is increased by $4,597, the amount of the Guaranteed Accumulation Payment.

Example 3: Impact of a Partial Withdrawal

The values shown are based on the following assumptions:

Annuitant = Same as Owner
Initial premium payment = $100,000
No additional premium payments are made

Each Contract Year, Accumulated Value is increased by 3.5%.

				Guaranteed	Guaranteed
Contract Year	Premium		Accumulated	Accumulation	Accumulation
(end of year)	Payment	Withdrawal	Value	Amount	Payment
1	$100,000	$0	$103,500	$100,000	$0
2		$0	$107,123	$100,000	$0
3		$0	$110,872	$100,000	$0
4		$0	$114,752	$100,000	$0
5		$10,000	$108,769	$91,580	$0
6		$0	$112,576	$91,580	$0
7		$0	$116,516	$91,580	$0
8		$0	$120,594	$91,580	$0
9		$0	$124,815	$91,580	$0
10		$0	$129,183	$91,580	$0

•	On the Contract Date, the Guaranteed Accumulation Amount is equal to the initial premium payment of $100,000.

•	A partial withdrawal of $10,000 is taken in year five.

•	As a result of the partial withdrawal, the Guaranteed Accumulation Amount is reduced in direct proportion to the reduction in Accumulated Value for the partial withdrawal. To determine the amount by which the Guaranteed Accumulation Amount is reduced, we multiply the Guaranteed Accumulation Amount prior to the withdrawal by a percentage amount equal to the amount of the partial withdrawal divided by the Accumulated Value prior to the withdrawal (“partial withdrawal percentage”). The Guaranteed Accumulation Amount prior to the partial withdrawal is $100,000. The partial withdrawal percentage equals 8.42% (the amount of the partial withdrawal ($10,000) divided by the Accumulated Value prior to the partial withdrawal ($118,769)). The partial withdrawal reduces the Guaranteed Accumulation Amount by $8,420 (partial withdrawal percentage (8.42%) multiplied by $100,000). The Guaranteed Accumulation Amount following the partial withdrawal is $91,580 (Guaranteed Accumulation Amount prior to the partial withdrawal ($100,000) minus the partial withdrawal reduction ($8,420)).

•	At the end of the tenth Contract Year, the Accumulated Value is greater than the Guaranteed Accumulation Amount. There is no Guaranteed Accumulation Payment and the Accumulated Value remains unchanged.

B-4

APPENDIX C

Calculating Variable Annuity Payments

The following charts have been prepared to show how investment performance could affect variable annuity payments over time. Each chart illustrates the variable annuity payments under a supplemental agreement issued in consideration of proceeds from a Non-Qualified Contract. Each chart illustrates certain variable annuity payments under five hypothetical rate of return scenarios. The first chart reflects the deduction of the guaranteed maximum mortality and expense risk charge while the second chart reflects the deduction of the current mortality and expense risk charge. Of course, the illustrations merely represent what such payments might be under a hypothetical supplemental agreement issued for proceeds from a hypothetical Contract.

What the Charts Illustrate. Each chart illustrates the first monthly payment in each of 25 years under a hypothetical variable payment supplemental agreement issued in consideration of proceeds from a hypothetical Non-Qualified Contract assuming a different hypothetical rate of return for a single Subaccount supporting the agreement. Each chart assumes that the first monthly payment in the initial year shown is $1,000.

Hypothetical Rates of Return. Under the first chart, the variable annuity payments reflect five different assumptions for a constant investment return before fees and expenses: 0.00%,     %,     %,     %, and 12.00%. Under the second chart, the variable annuity payments reflect five different assumptions for a constant investment return before fees and expenses: 0.00%,     %,     %,     % and 12.00%. Under the first chart, net of all expenses, these constant returns are:     %,     %,     %,     %, and     %. Under the second chart, net of all expenses, these constant returns are:     %,     %,     %,     %, and     %. The first variable annuity payment for each year reflects the 4% Assumed Interest Rate net of all expenses for the Subaccount (and the underlying Funds) pro-rated for the month shown. Fund management fees and operating expenses are assumed to be at an annual rate of     % of their average daily net assets. The first chart assumes the deduction of the guaranteed maximum mortality and expense risk charge at an annual rate of 1.40% while the second chart assumes the deduction of the current mortality and expense risk charge at an annual rate of 1.20%.

The first monthly variable annuity payments depicted in each chart are based on a hypothetical settlement option agreement and hypothetical investment results and are not projections or indications of future results. The Company does not guarantee or even suggest that any Subaccount, Contract or agreement issued by it would generate these or similar monthly payments for any period of time. Each chart is for illustration purposes only and does not represent future variable annuity payments or future investment returns. The first variable annuity payment in each year under an actual settlement option agreement issued in connection with an actual Contract will be more or less than those shown if the actual returns of the Subaccount(s) selected by the Owner are different from the hypothetical returns. Because a Subaccount’s investment return will fluctuate over time, variable annuity payments actually received by a payee will be more or less than those shown in this illustration. Also, in an actual case, the total amount of variable annuity payments ultimately received will depend upon the settlement option selected and the life of the payee. See the Prospectus section titled “SETTLEMENT OPTIONS—Election of Settlement Options and Annuity Payments.”

Assumptions on Which the Hypothetical Settlement Option Agreement and Contract are Based. Each chart reflects a hypothetical supplemental agreement and Contract. These, in turn, are based on the following assumptions:

•	The hypothetical Contract is a Non-Qualified Contract

•	The supplemental agreement is issued in consideration of proceeds from the hypothetical Contract

•	The proceeds applied under the agreement represent the entire Net Accumulated Value of the Contract and are allocated to a single Subaccount

•	Assuming guaranteed maximum mortality and expense risk charge, the single Subaccount has annual constant rates of return before fees and expenses of 0.00%, %, %, %, and 12.00%.

•	Assuming current mortality and expense risk charge, the single Subaccount has annual constant rates of return before fees and expenses of 0.00%, %, %, %, and 12.00%.

•	Assumed Interest Rate is 4% per year

•	The payee elects to receive monthly variable annuity payments

•	The proceeds applied to the purchase of annuity units as of the effective date of the agreement under the annuity settlement option selected results in an initial variable annuity payment of $1,000

For a discussion of how an Owner or payee may elect to receive monthly, quarterly, semi-annual or annual variable annuity payments, see “SETTLEMENT OPTIONS.”

Assumed Interest Rate. Among the most important factors that determines the amount of each variable annuity payment is the Assumed Interest Rate. Under supplemental agreements available as of the date of this Prospectus, the Assumed Interest Rate is 4%. Variable annuity payments will increase in size from one annuity payment date to the next if the annualized net rate of return during that time is greater than the Assumed Interest Rate, and will decrease if the annualized net rate of return over the same period is less than the Assumed Interest Rate. (The Assumed Interest Rate is an important component of the net investment factor.) For a detailed discussion of the Assumed Interest Rate and net investment factor, see “SETTLEMENT OPTIONS.”

The $1,000 Initial Monthly Variable Annuity Payment. The hypothetical supplemental agreement has an initial monthly variable annuity payment of $1,000. The dollar amount of the first variable annuity payment under an actual agreement will depend upon:

•	the amount of proceeds applied

•	the annuity settlement option selected

•	the annuity purchase rates in the supplemental agreement on the effective date

•	the Assumed Interest Rate under the supplemental agreement on the effective date

•	the age of the payee

•	in most cases, the sex of the payee

For each column in each chart, the entire proceeds are allocated to a Subaccount having a constant rate of return as shown at the top of the column. However, under an actual settlement option agreement, proceeds are often allocated among several Subaccounts. The dollar amount of the first variable annuity payment attributable to each Subaccount is determined under an actual agreement by dividing the dollar value of the proceeds applied to that Subaccount as of the effective date by $1,000, and multiplying the result by the annuity purchase rate in the agreement for the settlement option selected. The amount of the first variable annuity payment is the sum of the first payments attributable to each Subaccount to which proceeds were allocated. For a detailed discussion of how the first variable annuity payment is determined, see “SETTLEMENT OPTIONS.”

Initial Monthly Payments for Each Year Shown,
Assuming a Constant Rate of Return under Alternative Investment Scenarios and
Deduction of Guaranteed Maximum Mortality and Expense Risk Charge
To be updated

Contract	0.00% Gross	3.14% Gross	6.28% Gross	9.14% Gross	12.00% Gross
Year	-2.28% Net	0.86% Net	4.00% Net	6.86% Net	9.72% Net
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Initial Monthly Payments for Each Year Shown,
Assuming a Constant Rate of Return under Alternative Investment Scenarios and
Deduction of Current Mortality and Expense Risk Charge
To be updated

Contract	0.00% Gross	3.05% Gross	6.09% Gross	9.05% Gross	12.00% Gross
Year	-2.09% Net	0.96% Net	4.00% Net	6.96% Net	9.91% Net
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STATEMENT OF ADDITIONAL INFORMATION

SAI-TOC

If you would like a copy of the Statement of Additional Information, please complete the information below and detach and mail this card to the Company at the address shown on the cover of this Prospectus.

Name

Address

City, State, Zip

Tear at perforation

COUNTRY Investors Variable Annuity Account
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
VARIABLE ANNUITY CONTRACT

PROSPECTUS
May 1, 2011

COUNTRY Investors Life Assurance Company (the “Company”) sponsors the individual flexible premium deferred variable annuity contract (the “Contract”) described in this Prospectus. The Contract provides for Accumulated Value and annuity payments on a fixed and variable basis. The Company sells the Contract to retirement plans, including those that qualify for special federal tax treatment under the Internal Revenue Code.

The Owner of a Contract (“you” or “your”) may allocate premiums and Accumulated Value to 1) the Declared Interest Option, an account that provides a specified rate of interest, and/or 2) Subaccounts of COUNTRY Investors Variable Annuity Account (the “Account”), each of which invests in one of the following Investment Options:

American Century Investments
  VP Ultra® Fund
  VP Vistasm Fund
Calvert Variable Products, Inc.
  (formerly known as Summit Mutual
  Funds, Inc.)
  Calvert VP Russell 2000 Small Cap
    Index Portfolio (formerly known as
  Summit Russell 2000® Small Cap Index
  Portfolio)
  Calvert VP S&P Mid Cap 400 Index
    Portfolio (formerly known as Summit
  S&P MidCap 400® Index Portfolio)
COUNTRY Mutual Funds Trust
  COUNTRY VP Bond Fund
  COUNTRY VP Growth Fund
Dreyfus Variable Investment Fund
  VIF Appreciation Portfolio—Initial
    Share Class
  VIF Growth and Income
    Portfolio—Initial Share Class
  VIF International Equity
    Portfolio—Initial Share Class
  VIF Opportunistic Small Cap Portfolio
  —Initial Share Class (formerly known
as Developing Leaders Portfolio)
EquiTrust Variable Insurance Series
 Fund
Blue Chip Portfolio—Initial Class
High Grade Bond Portfolio—Initial Class
Managed Portfolio—Initial Class
Money Market Portfolio—Initial Class
Strategic Yield Portfolio—Initial Class
Fidelity® Variable Insurance Products
Funds
VIP Contrafund® Portfolio—Initial
 Class
VIP Growth Portfolio—Initial Class
VIP Growth & Income Portfolio—Initial
 Class
VIP Investment Grade Bond Portfolio—
 Initial Class
VIP Index 500 Portfolio—Initial Class
VIP Mid Cap Portfolio—Service
 Class 2
VIP Overseas Portfolio—Initial Class
Franklin Templeton Variable Insurance
Products Trust
 Franklin Global Real Estate Securities
  Fund—Class 2
 Franklin Small Cap Value Securities
  Fund—Class 2

Franklin Small-Mid Cap Growth
  Securities Fund—Class 2
Franklin U.S. Government Fund—
  Class 2
Mutual Shares Securities Fund—
  Class 2
Templeton Growth Securities Fund—
  Class 2
JPMorgan Insurance Trust
JPMorgan Insurance Trust Mid Cap Value Portfolio—Class 1
JPMorgan Insurance Trust Small Cap Core Portfolio—Class 1
T. Rowe Price Equity Series, Inc.
Equity Income Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
T. Rowe Price International Series, Inc.
International Stock Portfolio

The Company no longer offers this version of the Contract to new purchasers. Although the Contract is no longer available to new purchasers, all rights and benefits under the Contract continue to be available to Owners.

The accompanying prospectus for each Investment Option describes the investment objectives and attendant risks of each Investment Option. If you allocate premiums to the Subaccounts, the amount of the Contract’s Accumulated Value prior to the Annuitization Date will vary to reflect the investment performance of the Investment Options you select.

Please note that the Contracts and Investment Options are not bank deposits, are not federally insured, are not guaranteed to achieve their goals and are subject to risks, including loss of the amount invested.

The Company has requested the approval of the Securities and Exchange Commission (“SEC”) for the removal of the COUNTRY VP Growth Fund and the COUNTRY VP Bond Fund as Investment Options under the Contract. Following our receipt of the SEC’s approval, we will set a date to automatically transfer any Accumulated Value you have in the COUNTRY VP Growth Subaccount to the Fidelity VIP Index 500 (Initial Class) Subaccount and any Accumulated Value in the COUNTRY VP Bond Subaccount to the Fidelity VIP Investment Grade Bond (Initial Class) Subaccount (the “Substitution”). Once the date of the Substitution has been determined, we will notify you of the date via U.S. mail.

The COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount are no longer available to receive premiums and Accumulated Value transferred from other Subaccounts and the Declared Interest Option.

The COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount will cease to be available under the Contract on the date of the Substitution. For more information, see “THE SUBSTITUTION.”

You may find additional information about your Contract and the Account in the Statement of Additional Information, dated the same as this Prospectus. To obtain a copy of this document, please contact us at the address or phone number shown on the cover of this Prospectus. The Statement of Additional Information (“SAI”) has been filed with the SEC and is incorporated herein by reference. The SAI’s table of contents appears at the end of this Prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference into this Prospectus, and other information filed electronically with the SEC.

This prospectus sets forth information about the Company and Account you should know before investing. Please read this Prospectus carefully and retain it for future reference. A prospectus for each Investment Option must accompany this Prospectus and you should read it in conjunction with this Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
Issued By
COUNTRY Investors Life Assurance Company®

Home Office 1701 N. Towanda Avenue Bloomington, Illinois 61701	Variable Product Service Center PO Box 9239 Des Moines, Iowa 50306 1-888-349-4658

1

The Contract may not be available in all jurisdictions.

This Prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made.

2

FEE TABLES

The following tables describe the fees and expenses that are payable when buying, owning or surrendering the Contract. The first table describes the fees and expenses that are payable at the time you buy the Contract, surrender the Contract or transfer Accumulated Value among the Subaccounts and the Declared Interest Option.

	Guaranteed
Owner Transaction Expenses(1)	Maximum Charge	Current Charge
Surrender Charge (as a percentage of amount withdrawn or surrendered)(2)	7%	7%

Transfer Processing Fee(3)	$25	$10

Illustrative Report Fee(4)	$25 per report	$0 per report

The next table describes the fees and expenses that you will pay periodically during the time that you own your Contract, not including Fund fees and expenses.

	Guaranteed
Periodic Charges	Maximum Charge	Current Charge
Annual Administrative Charge(5)	$45	$30

Separate Account Annual Expenses (as a percentage of average variable accumulated value)

Mortality and Expense Risk Charge	1.40%	1.20%

Total Separate Account Annual Expenses	1.40%	1.20%

Optional Guaranteed Minimum Death Benefit Endorsement Charge(6) (as a percentage of Accumulated Value)	0.20%	0.20%

Optional Incremental Death Benefit Rider Charge(6) (as a percentage of Accumulated Value)	0.30%	0.20%

(1) Some states may impose a premium tax that can range up to 3.5% of a premium payment.

(2) The surrender charge is only assessed during the first seven Contract Years. The surrender charge declines to 0% in the eighth Contract Year. In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge. For purposes of determining the availability of the 10% free withdrawal privilege, we add the Accumulated Value being withdrawn to the amount of any Accumulated Value previously withdrawn in the Contract Year and divide that amount by the Accumulated Value in your Contract on your most recent Contract Anniversary. This amount is not cumulative from Contract Year to Contract Year. (See “CHARGES AND DEDUCTIONS — Surrender Charge (Contingent Deferred Sales Charge) — Amounts Not Subject to Surrender Charge.”)

(3) We waive the transfer processing fee for the first twelve transfers during a Contract Year. Currently, we may assess a charge of $10 for the thirteenth and each subsequent transfer during a Contract Year. Transfers made from the COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount to the other Subaccounts and the Declared Interest Option between the date of this prospectus and the date of the Substitution will be free of charge and do not count toward the twelve free transfers you may make each Contract Year.

(4) We may assess a charge of up to $25 for each Illustrative Report you request after the Contract Date.

(5) We currently deduct an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Annuitization Date. This annual administrative charge is waived for Contracts with Accumulated Value at or above $50,000 on the Contract Anniversary.

(6) We deduct the charges for the Guaranteed Minimum Death Benefit Endorsement and Incremental Death Benefit Rider on each Contract Anniversary. If you surrender the Contract prior to the Contract Anniversary, we will deduct the charge for the

3

Incremental Death Benefit Rider on a pro-rata basis. The Incremental Death Benefit Rider is not available under Qualified Contracts.

The next table shows the minimum and maximum total operating expenses charged by any of the Investment Options for the fiscal year ended December 31, 2010. More detail concerning each Investment Option’s fees and expenses is contained in the prospectus for each Investment Option.

Annual Investment Option Operating Expenses(7)
(expenses that are deducted from Investment Option assets)(8)

	Minimum		Maximum
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses)		%		%

Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement(9)		%		%

Examples

The examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the annual administrative charge, mortality and expense risk fees, Investment Option fees and expenses, the Guaranteed Minimum Death Benefit Endorsement charge and the Incremental Death Benefit Rider charge.

Each example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year.

Example 1

The first example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you have elected the Guaranteed Minimum Death Benefit Endorsement and the Incremental Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1. If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

(7) For certain Investment Options, certain expenses were reimbursed or fees waived during 2010. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these arrangements and any contractual expense reimbursement and fee arrangements, the minimum and maximum total annual Investment Option operating expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses) charged by any of the Investment Options would have been     % and     %, respectively.

(8) Some Investment Options may impose a redemption fee of up to 2% of the amount withdrawn to deter frequent trading activity.

(9) The “Total Annual Investment Options Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Investment Options after taking into account contractual fee waiver or reimbursement arrangements. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Policyowners and will continue until at least April 30, 2012.    Investment Options currently have contractual reimbursement or fee waiver arrangements in place.

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2. If you annuitize at the end of the applicable time period and elect fixed annuity settlement option 2 or 4 with a one-year annuity payment period(1):

1 Year	3 Years	5 Years	10 Years
$	$	$	$

3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity settlement options 1, 3 or 5, or a variable annuity settlement option:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Example 2

The second example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you have elected the Guaranteed Minimum Death Benefit Endorsement and the Incremental Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1. If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

2. If you annuitize at the end of the applicable time period and elect fixed annuity settlement option 2 or 4 with a one-year annuity payment period(1):

1 Year	3 Years	5 Years	10 Years
$	$	$	$

3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity settlement options 1, 3 or 5, or a variable annuity settlement option:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Example 3

The third example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you did not elect either the Guaranteed Minimum Death Benefit Endorsement or the Incremental Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1. If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

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2. If you annuitize at the end of the applicable time period and elect fixed annuity settlement option 2 or 4 with a one-year annuity payment period(1):

1 Year	3 Years	5 Years	10 Years
$	$	$	$

3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity settlement options 1, 3 or 5, or a variable annuity settlement option:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

Example 4

The fourth example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you did not elect either the Guaranteed Minimum Death Benefit Endorsement or the Incremental Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1. If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

2. If you annuitize at the end of the applicable time period and elect fixed annuity settlement option 2 or 4 with a one-year annuity payment period(1):

1 Year	3 Years	5 Years	10 Years
$	$	$	$

3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity settlement options 1, 3 or 5, or a variable annuity settlement option:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

CONDENSED FINANCIAL INFORMATION

Please refer to APPENDIX A for accumulation unit information for each subaccount.

(1) Selection of an annuity payment period with a duration of greater than one year would result in lower one-, three-and five-year expense figures. In calculating the surrender charge that would apply in the case of annuitization under fixed payment option 2 or 4, the Company will add the number of years for which payments will be made under the annuity payment option selected to the number of Contract Years since the Contract Date to determine the Contract Year in which the surrender is deemed to occur for purposes of determining the surrender charge percentage that would apply upon annuitization.

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SUMMARY OF THE CONTRACT

Issuance of a Contract. The Contract is an individual flexible premium deferred variable annuity contract with a maximum issue age of 99 for Annuitants (see “DESCRIPTION OF ANNUITY CONTRACT—Issuance of a Contract”). See “DISTRIBUTION OF THE CONTRACTS” for information on compensation of persons selling the Contracts. The Contracts are:

•	“flexible premium” because you do not have to pay premiums according to a fixed schedule; and

•	“variable” because, to the extent Accumulated Value is attributable to the Account, Accumulated Value will increase and decrease based on the investment performance of the Investment Options corresponding to the Subaccounts to which you allocate your premiums.

The Company no longer offers the Contract to new purchasers. Although the Contract is no longer available to new purchasers, all rights and benefits under the Contract continue to be available to Owners.

Free-Look Period. You have the right to return the Contract within 30 days after you receive it (see “DESCRIPTION OF ANNUITY CONTRACT—Free-Look Period”). If you return the Contract, it will become void and you will receive the greater of:

•	premiums paid; or

•	the Accumulated Value on the date the Company receives the returned Contract at our Variable Product Service Center, plus administrative charges and any other charges deducted under the Contract.

Premiums. The minimum initial premium amount the Company accepts is $1,000. (We may waive the minimum initial premium amount for certain Qualified Contracts.) You may make subsequent premium payments (minimum $50 each) at any time. (See “DESCRIPTION OF ANNUITY CONTRACT—Premiums.”) We retain the right to approve premium amounts greater than $250,000.

Allocation of Premiums. You can allocate premiums to one or more Subaccounts, the Declared Interest Option, or both (see “DESCRIPTION OF ANNUITY CONTRACT—Allocation of Premiums”).

•	The Company will allocate the initial premium to the Money Market Subaccount for 10 days from the Contract Date.

•	At the end of that period, the Company will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.

The COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount are no longer available to receive premiums and Accumulated Value transferred from other Subaccounts and the Declared Interest Option. If you request to allocate premium or transfer Accumulated Value to either or both the COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount, we will consider your request as not in good order and we will not process the request unless you provide us further allocation instructions. In a case involving an allocation of premium, we will return the premium to you unless you provide us with further allocation instructions.

Asset Allocation Program. You may elect to participate in the Asset Allocation Program and allocate all of your premiums to one of the six (6) model portfolios we make available under the Program to assist you in selecting Investment Options (see “DESCRIPTION OF ANNUITY CONTRACT—Asset Allocation Program”). Each model portfolio represents a different level of risk tolerance: Aggressive; Growth; Growth-Income; Balanced; Income Growth; and Income. The Investment Option allocations of the model portfolios may be changed from time to time in response to market conditions or other factors. If the Investment Option allocations of the model

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portfolio you have chosen are changed, you will need to elect to opt out of the model portfolio as modified to maintain your then-current investment allocations. Otherwise, your Accumulated Value and future premiums will be allocated among the Investment Options based on the changes to the model portfolio.

We will forward to you advance notice of any changes to your model portfolio. You may revise your Investment Option allocations or select a new model portfolio at your discretion.

There is no separate charge for participating in the Asset Allocation Program, nor is there a charge to change to a different model portfolio or to change your allocation to a particular Investment Option. There is no guarantee that a model portfolio in the Asset Allocation Program will not lose money or experience volatility.

Transfers. You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Annuitization Date (see “DESCRIPTION OF ANNUITY CONTRACT—Transfer Privilege”).

•	The minimum amount of each transfer is $100 or the entire amount in the Subaccount or Declared Interest Option, if less.

•	Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option. If the Accumulated Value in the Declared Interest Option after the transfer is less than $1,000, you may transfer the entire amount.

•	The Company waives fees for the first twelve transfers during a Contract Year.

•	The Company may assess a transfer processing fee of $10 for the 13th and each subsequent transfer during a Contract Year. (This charge is guaranteed not to exceed $25.)

The COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount are no longer available to receive Accumulated Value transferred from other Subaccounts and the Declared Interest Option. If you request to transfer Accumulated Value to either or both the COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount, we will consider your request not to be in good order, and we will not process the request. In such cases, we will contact you for further instructions.

You may continue to transfer Accumulated Value from the COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount to the other Subaccounts and the Declared Interest Option until the date of the Substitution. Transfers made from the COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount to the other Subaccounts and the Declared Interest Option between the date of this prospectus and the date of the Substitution will be free of charge and do not count toward the twelve free transfers you may make each Contract Year. Although we have no current intention of increasing the amount of the transfer processing fee, we agree not to exercise our right to do so for at least 30 days after the Substitution.

Partial Withdrawal. You may withdraw part of the Accumulated Value upon Written Notice at any time prior to the Annuitization Date (see “DESCRIPTION OF ANNUITY CONTRACT—Partial Withdrawals and Surrenders—Partial Withdrawals”). Certain partial withdrawals may be subject to a surrender charge (see “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Charge for Partial Withdrawal or Surrender”). A partial withdrawal may have tax consequences and may be restricted under certain Qualified Contracts. (See “FEDERAL TAX MATTERS.”)

Surrender. You may surrender your Contract upon Written Notice at any time prior to the Annuitization Date (see “DESCRIPTION OF ANNUITY CONTRACT—Partial Withdrawals and Surrenders—Surrender”). A surrender may have tax consequences and may be restricted under certain Qualified Contracts. (See “FEDERAL TAX MATTERS.”)

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Death Benefit. We will pay a death benefit if the Annuitant dies prior to the Annuitization Date. The death benefit will be determined as of the date we receive Due Proof of Death and is equal to the greater of:

(1)	the sum of premiums paid, less the sum of all partial withdrawal reductions (including applicable surrender charges); or

(2) the Accumulated Value.

If you own a Non-Qualified Contract, you may enhance your death benefit protection by electing the Guaranteed Minimum Death Benefit Endorsement and/or the Incremental Death Benefit Rider. See “DESCRIPTION OF ANNUITY CONTRACT—Death Benefit Before Annuitization—Guaranteed Minimum Death Benefit Endorsement, and—Incremental Death Benefit Rider” for descriptions of the Guaranteed Minimum Death Benefit Endorsement and the Incremental Death Benefit Rider. If you own a Qualified Contract, you may also enhance your death benefit protection by electing the Guaranteed Minimum Death Benefit Endorsement. The Incremental Death Benefit Rider is not available under Qualified Contracts.

CHARGES AND DEDUCTIONS

Your Contract will be assessed the following charges and deductions:

Surrender Charge (Contingent Deferred Sales Charge). We apply a charge if you make a partial withdrawal from or surrender your Contract during the first seven Contract Years (see “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Charge for Partial Withdrawal or Surrender”).

Surrender Charge
Contract Year in Which	as a Percentage of
Withdrawal Occurs	Amount Withdrawn
1	7%

2	7

3	7

4	6

5	5

6	4

7	2

8 and after	0

In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value as of the most recent Contract Anniversary without incurring a surrender charge. (See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.”)

We reserve the right to waive the surrender charge as provided in the Contract. (See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Waiver of Surrender Charge.”)

You may make a partial withdrawal from or surrender this Contract without incurring a surrender charge after the Contract Date if the Annuitant has been confined in an extended care facility for at least 30 consecutive days (as defined in your Contract). We must receive notification, prior to the Annuitization Date, at our Variable Product Service Center in order to activate this waiver.

Annual Administrative Charge. We deduct an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Annuitization Date (see “CHARGES AND

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DEDUCTIONS—Annual Administrative Charge”). (This charge is guaranteed not to exceed $45.) We currently waive this charge with an initial premium payment of $50,000 or greater on the Contract Date. We also currently waive this charge if the Accumulated Value is $50,000 or greater on each subsequent Contract Anniversary.

We may terminate this waiver at any time.

Transfer Processing Fee. We may assess a $10 transfer processing fee for the 13th and each subsequent transfer in a Contract Year. (This charge is guaranteed not to exceed $25 per transfer.) Transfers made from the COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount to the other Subaccounts and the Declared Interest Option between the date of this prospectus and the date of the Substitution will be free of charge and do not count toward the twelve free transfers you may make each Contract Year.

Mortality and Expense Risk Charge. We apply a daily mortality and expense risk charge, calculated at an annual rate of 1.20% (approximately 0.81% for mortality risk and 0.39% for expense risk) (see “CHARGES AND DEDUCTIONS—Mortality and Expense Risk Charge”). (This charge is guaranteed not to exceed 1.40% annually.)

Guaranteed Minimum Death Benefit Endorsement. We currently apply a charge for the Guaranteed Minimum Death Benefit Endorsement at an annual rate of 0.20% of Accumulated Value. We deduct the charge on each Contract Anniversary. (This charge is guaranteed not to exceed 0.20% of Accumulated Value.) See “CHARGES AND DEDUCTIONS—Guaranteed Minimum Death Benefit Endorsement.”

Incremental Death Benefit Rider. We currently apply a charge for the Incremental Death Benefit Rider at an annual rate of 0.20% of Accumulated Value. We deduct the charge on each Contract Anniversary. (This charge is guaranteed not to exceed 0.30% of Accumulated Value.) See “CHARGES AND DEDUCTIONS—Incremental Death Benefit Rider.”

Investment Option Expenses. The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. The table on page 5 titled “Annual Investment Option Expenses” lists these fees.

Risk of An Increase in Current Fees and Expenses. Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels.

ANNUITY PROVISIONS

At any time prior to the Annuitization Date you may choose to have the Cash Surrender Value distributed to you as follows:

•	under a settlement option, or

•	in a lump sum (see “SETTLEMENT OPTIONS”).

FEDERAL TAX MATTERS

The Contract’s earnings are generally not taxed until you take a distribution. If you are under age 59 1/2 when you take a distribution, the earnings may also be subject to a penalty tax. Different tax consequences apply to distributions from Qualified Contracts. (See “FEDERAL TAX MATTERS.”)

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THE COMPANY, ACCOUNT AND INVESTMENT OPTIONS

COUNTRY Investors Life Assurance Company

The Company was incorporated on October 13, 1981 as a stock life insurance company in the State of Illinois and is principally engaged in the offering of life insurance policies and annuity contracts. We are admitted to do business in 43 states: Alabama, Alaska, Arizona, Arkansas, Colorado, Connecticut, Delaware, Florida, Georgia, Idaho, Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Maryland, Massachusetts, Michigan, Minnesota, Missouri, Mississippi, Montana, Nebraska, Nevada, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma, Oregon, Pennsylvania, Rhode Island, South Carolina, South Dakota, Tennessee, Texas, Virginia, Washington, West Virginia, Wisconsin and Wyoming.

IMSA

The Company is a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member of IMSA, the Company may use the IMSA logo and language in advertisements.

COUNTRY Investors Variable Annuity Account

On April 17, 2002, we established the Account pursuant to the laws of the State of Illinois. The Account:

•	will receive and invest premiums paid to it under the Contract;

•	will receive and invest premiums for other variable annuity contracts we issue;

•	is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Account, us or the Funds.

We own the Account’s assets. However, we cannot charge the Account with liabilities arising out of any other business we may conduct. The Account’s assets are available to cover the general liabilities of the Company only to the extent that the Account’s assets exceed its liabilities. We may transfer assets which exceed these reserves and liabilities to our General Account. All obligations arising under the Contracts are general corporate obligations of the Company. Income, gains and losses, whether or not realized, from assets allocated to the Account are, in accordance with the Contracts, credited to or charged against the Account without regard to other income, gains or losses of the Company. In contrast, all assets held in the General Account are subject to the Company’s general liabilities from business operations. The Declared Interest Option is part of our General Account.

Investment Options

There are currently 34 Subaccounts available under the Account, each of which invests exclusively in shares of a single corresponding Investment Option. Each of the Investment Options was formed as an investment vehicle for insurance company separate accounts. Each Investment Option has its own investment objective(s) and separately determines the income and losses for that Investment Option. You may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option. Each premium payment you submit may be directed to a maximum of 16 Investment Options, including the Declared Interest Option.

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The investment objective(s) and policies of certain Investment Options are similar to the investment objective(s) and policies of other portfolios that the same investment adviser, investment sub-adviser or manager may manage. The investment results of the Investment Options, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Investment Options will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser, investment sub-adviser or manager.

We have summarized below the investment objective(s) and policies of each Investment Option. There is no assurance that any Investment Option will achieve its stated objective(s). You should also read the prospectus for each Investment Option, which must accompany or precede this Prospectus, for more detailed information, including a description of risks and expenses. You may obtain a free copy of the prospectus for each Investment Option by contacting us at our Variable Product Service Center at 888-349-4658.

Note: If you received a summary prospectus for an Investment Option listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

American Century Investments. American Century Investment Management, Inc. is the investment adviser to the Funds.

Portfolio	Investment Objective(s) and Principal Investments
VP Ultra® Fund
•  This Fund seeks long-term capital growth. The Fund pursues this objective by investing in common stocks of large companies with earnings and revenue that are not only growing, but growing at a successively faster, or accelerating pace.

VP Vistasm Fund	• This Fund seeks long-term capital growth. The Fund pursues this objective by investing in common stocks of medium-sized and smaller companies which will increase in value over time.

Calvert Variable Products, Inc. (formerly known as Summit Mutual Funds, Inc.). Calvert Asset Management Company, Inc. serves as the investment adviser to the Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
Calvert VP Russell 2000® Small Cap Index Portfolio (formerly known as Summit Russell 2000® Small Cap Index Portfolio)
•  This Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index. The Portfolio will typically invest at least 80% of its assets in investments with economic characteristics similar to small cap stocks as represented in the Russell 2000® Index. This passive strategy also seeks to limit transaction costs and portfolio turnover.

Calvert VP S&P MidCap 400® Index Portfolio (formerly known as Summit S&P MidCap 400® Index Portfolio)
•  This Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap® 400 Index. The Portfolio will typically invest at least 80% of its assets in investments with economic characteristics similar to midcap stocks as represented in the S&P MidCap 400® Index. This passive strategy also seeks to limit transaction costs and portfolio turnover.

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COUNTRY Mutual Funds Trust. COUNTRY Fund Management, a department of COUNTRY Trust Bank, is the investment adviser to the Funds.

Portfolio	Investment Objective(s) and Principal Investments
COUNTRY VP Bond Fund
•  This Fund seeks maximum total return consistent with preservation of capital. To pursue its goal, the Fund invests in a portfolio of bonds and other debt obligations and maintains a market value weighted average maturity of more than five years.

COUNTRY VP Growth Fund
•  This Fund seeks growth of capital. Dividend income, if any, will be incidental to this goal. The Fund invests primarily in common stocks and other equity securities of well-established, large-capitalization companies (which generally have $5 billion of market value or more), that are determined to have above-average long-term growth potential.

Dreyfus. The Dreyfus Corporation serves as the investment adviser to the Funds. Fayez Sarofim and Co. serves as the investment sub-adviser to the Dreyfus Variable Investment Fund: Appreciation Portfolio and Newton Capital Management Limited serves as the investment sub-adviser to the Dreyfus Variable Investment Fund: International Equity Portfolio.

Portfolio	Investment Objective(s) and Principal Investments
Dreyfus Variable Investment Fund: Appreciation Portfolio—Initial Share Class
•  This Portfolio seeks long-term capital growth consistent with preservation of capital. Its secondary goal is current income. To pursue these goals, the Portfolio normally invests at least 80% of its assets in common stocks. The Portfolio focuses on “blue chip” companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies.

Dreyfus Variable Investment Fund: Growth and Income Portfolio—Initial Share Class
•  This Portfolio seeks to provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. To pursue this goal, the Portfolio invests primarily in stocks of domestic and foreign issuers.

Dreyfus Variable Investment Fund: International Equity Portfolio—Initial Share Class
•  This Portfolio seeks capital growth. To pursue this goal, the Portfolio invests primarily in growth stocks of foreign companies. Normally, the Portfolio invests at least 80% of its assets in stocks, including common stocks and convertible securities, including those issued in initial public offerings.

Dreyfus Variable Investment Fund: Opportunistic Small Cap Portfolio—Initial Share Class (formerly known as Developing Leaders Portfolio)
•  This Portfolio seeks capital growth. The Portfolio will normally invest at least 80% of its net assets in the stocks of small-cap companies. The Portfolio will consider small-cap companies to be those companies with market capitalizations that fall within the range of companies in the Russell 2000® Index at the time of purchase.

13

EquiTrust Variable Insurance Series Fund. EquiTrust Investment Management Services, Inc. is the investment adviser to the Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
Blue Chip Portfolio— Initial Class
•  This Portfolio seeks long-term growth of capital and income. The Portfolio pursues this objective by investing at least 80% of its net assets in equity securities of well-capitalized, established companies.

High Grade Bond Portfolio— Initial Class
•  This Portfolio seeks to generate as high a level of current income as is consistent with an investment in a diversified portfolio of high grade income-bearing debt securities. The Portfolio will pursue this objective by investing at least 80% of the Portfolio’s net assets in high grade fixed-income securities and typically maintains average portfolio duration of two to seven years. The Portfolio may invest up to 20% of its total assets in unrated debt securities or debt securities rated lower than the three highest grades of S&P or Moody’s; or in convertible or non-convertible preferred stocks rated within the three highest grades of S&P or Moody’s.

Managed Portfolio—Initial Class
•  This Portfolio seeks the highest level of total return through income and capital appreciation. The Portfolio pursues this objective through a fully managed approach in selecting investments for the Portfolio and may allocate the Portfolio’s investments in any manner among the equity, debt and money market sectors. Therefore, at any given time, the Portfolio may be substantially invested in equity securities, debt securities or money market instruments.

Money Market Portfolio— Initial Class
•  This Portfolio seeks maximum current income consistent with liquidity and stability of principal. The Portfolio invests exclusively in U.S. dollar-denominated money market securities maturing in 13 months or less from the date of purchase, including those issued by U.S. financial institutions, corporate issuers, the U.S. Government and its agencies, instrumentalities and municipalities. The Adviser will invest at least 95% of the Portfolio’s assets in money market instruments rated in the highest short-term category (or the unrated equivalent), and 100% of the Portfolio’s assets in securities rated in the two highest short-term categories. An investment in the Money Market Subaccount is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, or any government agency. During extended periods of low interest rates, the yield of a money market subaccount may also become extremely low and possibly negative.

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Portfolio	Investment Objective(s) and Principal Investments
Strategic Yield Portfolio— Initial Class
•  This Portfolio seeks as a primary objective, as high a level of current income as is consistent with investment in a diversified portfolio of lower-rated, higher-yielding income-bearing securities. As a secondary objective, the Portfolio seeks capital appreciation, but only when consistent with its primary objective. Under normal circumstances, the Portfolio’s assets will be invested in fixed-income securities, including convertible and non-convertible debt securities and preferred stock.

Fidelity Variable Insurance Products Funds. Fidelity Management & Research Company serves as the investment adviser to these Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
Fidelity VIP Contrafund® Portfolio—Initial Class
•  This Portfolio seeks long-term capital appreciation. The Portfolio normally invests primarily in common stocks. The Portfolio invests in securities of companies whose value Fidelity Management and Research Company (FMR) believes is not fully recognized by the public.

Fidelity VIP Growth Portfolio— Initial Class
•  This Portfolio seeks to achieve capital appreciation. The Portfolio invests primarily in common stocks. The Portfolio invests in securities of companies Fidelity Management and Research Company (FMR) believes have above-average growth potential.

Fidelity VIP Growth & Income Portfolio—Initial Class
•  This Portfolio seeks high total return through a combination of current income and capital appreciation. The Portfolio normally invests the majority of its assets in domestic and foreign common stocks, with a focus on those that pay current dividends and show potential for capital appreciation. However, the Portfolio may buy debt securities as well as equity securities that are not currently paying dividends, but offer prospects for capital appreciation or future income.

Fidelity VIP Investment Grade Bond Portfolio—Initial Class
•  This Portfolio seeks as high a level of current income as is consistent with the preservation of capital. The portfolio normally invests at least 80% of its assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

Fidelity VIP Index 500 Portfolio—Initial Class
•  This Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index. To achieve this objective, the Portfolio normally invests at least 80% of its assets in common stocks included in the S&P 500® Index.

Fidelity VIP Mid Cap Portfolio—Service Class 2
•  This Portfolio seeks long-term growth of capital. The Portfolio normally invests at least 80% of assets in securities of companies with medium market capitalizations. The investment adviser invests primarily in either “growth” stocks or “value” stocks or both.

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Portfolio	Investment Objective(s) and Principal Investments
Fidelity VIP Overseas Portfolio—Initial Class	• This Portfolio seeks long-term growth of capital. Normally, at least 80% of the Portfolio’s total assets will be invested in common stocks of non-U.S. securities.

Franklin Templeton. Franklin Advisers, Inc. serves as the investment adviser to the Franklin Small Mid-Cap Growth Securities and U.S. Government Funds; Franklin Advisory Services, LLC serves as the investment adviser to the Franklin Small Cap Value Securities Fund; Franklin Mutual Advisers, LLC serves as the investment adviser to the Mutual Shares Securities Fund; and Templeton Global Advisors Limited serves as the investment adviser to the Templeton Growth Securities Fund. Franklin Templeton Institutional, LLC serves as the investment adviser to the Franklin Global Real Estate Securities Fund.

Portfolio	Investment Objective(s) and Principal Investments
Franklin Global Real Estate Securities Fund—Class 2	• This Fund seeks high total return. The Fund normally invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector.

Franklin Small Cap Value Securities Fund—Class 2	• This Fund seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies.

Franklin Small-Mid Cap Growth Securities Fund—Class 2	• This Fund seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization (small cap) and mid capitalization (mid cap) companies.

Franklin U.S. Government Fund—Class 2	• This Fund seeks income. The Fund normally invests at least 80% of its net assets in U.S. government securities.

Mutual Shares Securities Fund—Class 2
•  This Fund seeks capital appreciation with income as a secondary goal. The Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The Fund also invests to a lesser extent, in risk arbitrage securities and distressed companies.

Templeton Growth Securities Fund—Class 2	• This Fund seeks long-term capital growth. The Fund normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.

JPMorgan Insurance Trust. J.P. Morgan Investment Management Inc. serves as the investment adviser to the Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
JPMorgan Insurance Trust Mid Cap Value Portfolio— Class 1
•  This Portfolio seeks capital appreciation with the secondary goal of achieving current income by investing in equity securities. The Portfolio normally invests primarily in equity securities of mid-cap companies with market capitalizations between $1 billion and $15 billion at the time of purchase.

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Portfolio	Investment Objective(s) and Principal Investments
JPMorgan Insurance Trust Small Cap Core Portfolio— Class 1
•  This Portfolio seeks capital growth over the long term. The Portfolio normally invests primarily in equity securities of small-cap companies with market capitalizations equal to those within the universe of the Russell 2000® Index at the time of purchase.

T. Rowe Price Equity Series, Inc. T. Rowe Price Associates, Inc. is the investment adviser to the Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
Equity Income Portfolio
•  This Portfolio seeks to provide substantial dividend income and long-term capital appreciation by investing primarily in dividend- paying common stocks of established companies considered by the adviser to have favorable prospects for both increasing dividends and capital appreciation. A value approach to investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

New America Growth Portfolio
•  This Portfolio seeks to provide long-term growth of capital by investing primarily in the common stocks of companies operating in sectors the investment adviser believes will be the fastest growing in the U.S. Fast-growing companies can be found across an array of industries in today’s “new America”. The fund may be subject to above-average risk since growth companies pay few dividends and are typically more volatile than slower-growing companies with high dividends.

Personal Strategy Balanced Portfolio
•  This Portfolio seeks the highest total return over time consistent with an emphasis on both capital appreciation and income. The Portfolio pursues its objective by investing in a diversified portfolio typically consisting of approximately 60% stocks, 30% bonds and 10% money market securities. Since the majority of the portfolio is invested in stocks, the primary risk is declining share prices; the bond portion will be subject to interest rate and credit risk.

T. Rowe Price International Series, Inc. T. Rowe Price International, Inc. is the investment adviser to the Portfolio.

Portfolio	Investment Objective(s) and Principal Investments
International Stock Portfolio
•  This Portfolio seeks to provide capital appreciation through investments primarily in common stocks of established companies based outside the United States. This fund is subject to the unique risks of international investing, including currency fluctuation.

The Funds currently sell shares:  (a) to the Account as well as to separate accounts of insurance companies that may or may not be affiliated with the Company or each other; and (b) to separate accounts to serve as the underlying investment for both variable insurance policies and variable annuity contracts. We currently do not foresee any disadvantages to owners arising from the sale of

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shares to support variable annuity contracts and variable life insurance policies, or from shares being sold to separate accounts of insurance companies that may or may not be affiliated with the Company. However, we will monitor events in order to identify any material irreconcilable conflicts that might possibly arise. In that event, we would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that a Fund’s response to any of those events or conflicts insufficiently protects owners, we will take appropriate action on our own, which may include withdrawing the Account’s investment in that Fund. (See the Fund prospectuses for more detail.)

We select the Investment Options offered through this Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Option’s investment adviser or an affiliate will make payments to us or our affiliates. We review the Investment Options periodically and may remove an Investment Option or limit its availability to new premiums and/or transfers of Accumulated Value if we determine that the Investment Option no longer meets one or more of the selection criteria, and/or if the Investment Option has not attracted significant allocations from Owners.

We do not provide any investment advice and do not recommend or endorse any particular Investment Option. You bear the risk of any decline in the Accumulated Value of your Contract resulting from the performance of the Investment Option you have chosen.

We may receive different amounts of compensation from an investment adviser, distributor and/or affiliate(s) of one or more of the Funds based upon an annual percentage of the average assets we hold in the Investment Options. These amounts, which may vary by adviser, distributor and/or Fund affiliate(s), are intended to compensate us for administrative and other services we provide to the Funds and/or affiliate(s) and may be significant. The amounts we currently receive on an annual basis range from 0.05% to 0.25% of the annual average assets we hold in the Investment Options. In addition, COUNTRY Capital Management Company, the principal underwriter of the Contracts, receives 12b-1 fees deducted from certain portfolio assets attributable to the Contract for providing distribution and shareholder support services to some Investment Options. The 12b-1 fees are deducted from the assets of the Investment Option and decrease the Investment Option’s investment return. The Company and its affiliates may profit from these payments.

Each Fund is registered with the SEC as an open-end, diversified management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC.

Addition, Deletion or Substitution of Investments

We reserve the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares that are held in the Account or that the Account may purchase.

We reserve the right to eliminate the shares of any Investment Option and to substitute any shares of another Investment Option. We also may substitute shares of funds with fees and expenses that are different from the Funds. We will not substitute any shares attributable to your interest in a Subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

We also reserve the right to establish additional subaccounts of the Account, each of which would invest in a new Investment Option, or in shares of another investment company with a specified investment objective. We may limit the availability of any new Investment Option to certain classes of purchasers. We may establish new subaccounts when, in our sole discretion, marketing needs or investment conditions warrant, and we will make any new subaccounts available to existing Owners

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on a basis we determine. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, regulatory requirements or investment conditions warrant.

In the event of any such substitution, deletion or change, we may make appropriate changes in this and other contracts to reflect such substitution, deletion or change.

If we deem it to be in the best interest of persons having voting rights under the Contracts, we may:

•	operate the Account as a management investment company under the 1940 Act;

•	deregister the Account under that Act in the event such registration is no longer required; or

•	combine the Account with our other separate accounts.

In addition, we may, when permitted by law, restrict or eliminate your voting rights under the Contract.

DESCRIPTION OF ANNUITY CONTRACT

Issuance of a Contract

You must complete an application in order to purchase a Contract, which can be obtained through a licensed representative of the Company, who is also a registered representative of COUNTRY Capital Management Company (“COUNTRY Capital”). Your Contract Date will be the date the properly completed application is received at our Variable Product Service Center. (If this date is the 29th, 30th or 31st of any month, the Contract Date will be the 28th of such month.) See “DESCRIPTION OF ANNUITY CONTRACT—Allocation of Premiums” for our procedures upon receipt of an incomplete application. The Company sells Qualified Contracts for retirement plans that qualify for special federal tax treatment under the Code, and also sells Non-Qualified Contracts. IRAs and other retirement plans that qualify for special federal tax treatment already have the tax-deferral feature found in the Contract. We apply a maximum issue age of 99 for Annuitants.

Although we do not anticipate delays in our receipt and processing of applications, premium payments or transaction requests, we may experience such delays to the extent registered representatives fail to forward applications, premium payments and transaction requests to our Variable Product Service Center on a timely basis.

The Company no longer offers this version of the Contract to new purchasers. Although the Contract is no longer available to new purchasers, all rights and benefits under the Contract continue to be available to Owners.

Premiums

The minimum initial premium amount the Company will accept is $1,000. (We may waive the minimum initial premium amount for certain Qualified Contracts.) You may make minimum subsequent premium payments of $50 or more at any time during the Annuitant’s lifetime and prior to the Annuitization Date. We retain the right to approve initial premium amounts greater than $250,000.

You may elect to receive premium reminder notices based on annual, semi-annual or quarterly payments. You may change the amount of the premium and frequency of the notice at any time. Also, under the Automatic Payment Plan, you can elect a monthly payment schedule for premium payments to be automatically deducted from a bank account or other source. You should forward all premium payments to our Variable Product Service Center.

If mandated under applicable law, the Company may be required to reject a premium payment.

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Free-Look Period

We provide for an initial “free-look” period during which time you have the right to return the Contract within 30 days after you receive it. If you return the Contract, it will become void and you will receive the greater of:

•	premiums paid; or

•	the Accumulated Value on the date we receive the returned Contract at our Variable Product Service Center, plus administrative charges and any other charges deducted from the Account.

Allocation of Premiums

Upon receipt at our Variable Product Service Center of your properly completed Contract application and initial premium payment, we will allocate the initial premium to the Money Market Subaccount within two Business Days. We deem receipt to occur on a Business Day if we receive your properly completed Contract application and premium payment at our Variable Product Service Center before 3:00 p.m. central time. If received on or after 3:00 p.m. central time on a Business Day, we deem receipt to occur on the following Business Day. If your application is not properly completed, we reserve the right to retain your initial premium for up to five business days while we attempt to complete the application. At the end of this 5-day period, if the application is not complete, we will inform you of the reason for the delay and we will return the initial premium immediately, unless you specifically provide us your consent to retain the premium until the application is complete.

You may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option and each premium payment you submit may be directed to a maximum of sixteen Investment Options, including the Declared Interest Option. If your allocation instructions in connection with a premium payment would result in your Accumulated Value being invested in more than sixteen Investment Options, we will treat your request as not in good order and request alternate allocation instructions from you. If we do not receive alternate allocation instructions from you within five Business Days of receipt of the subject premium payment, we will return the premium payment to you.

•	Notwithstanding your allocation instructions, we will allocate the initial premium to the Money Market Subaccount for 10 days from the Contract Date. We will also allocate any additional premiums received during this 10-day period to the Money Market Subaccount.

•	At the end of that period, we will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.

•	We will allocate subsequent premiums in the same manner at the end of the Valuation Period we receive them at our Variable Product Service Center, unless the allocation percentages are changed. We must receive a premium payment by 3:00 p.m. central time on a Business Day for the premium to be allocated that Business Day. Premiums received at or after 3:00 p.m. central time on a Business Day will be allocated on the following Business Day.

•	You may change your allocation instructions at any time by sending Written Notice to the Variable Product Service Center. If you change your allocation percentages, we will allocate subsequent premium payments in accordance with the allocation instructions in effect. Changing your allocation instructions will not alter the allocation of your existing Accumulated Values among the Subaccounts or the Declared Interest Option.

•	You may, however, direct individual payments to a specific Subaccount, the Declared Interest Option, or any combination thereof, without changing the existing allocation instructions.

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The COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount are no longer available to receive premiums. If we receive a premium designated either solely or partially for allocation to either or both the COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount, we will consider your request as not in good order and we will not process the request. In such cases, we will return the premium to you unless you provide us with further allocation instructions.

Because the Accumulated Values in each Subaccount will vary with that Subaccount’s investment performance, you bear the entire investment risk for amounts allocated to the Subaccount. You should periodically review your premium allocation schedule in light of market conditions and your overall financial objectives.

Variable Accumulated Value

The variable accumulated value of your Contract will reflect the investment performance of your selected Subaccounts, any premiums paid, surrenders or partial withdrawals, transfers and charges assessed. The Company does not guarantee a minimum variable accumulated value, and, because your Contract’s variable accumulated value on any future date depends upon a number of variables, it cannot be predetermined.

Calculation of Variable Accumulated Value. Your Contract’s variable accumulated value is determined at the end of each Valuation Period and is the aggregate of the values in each of the Subaccounts under your Contract. These values are determined by multiplying each Subaccount’s unit value by the number of units allocated to that Subaccount.

Determination of Number of Units. The amounts allocated to your selected Subaccounts are converted into Subaccount units. The number of units credited to each Subaccount in your Contract is calculated at the end of the Valuation Period by dividing the dollar amount allocated by the unit value for that Subaccount. At the end of the valuation period, we will increase the number of units in each Subaccount by:

•	any premiums paid, and

•	any amounts transferred from another Subaccount or the Declared Interest Option.

We will decrease the number of units in each Subaccount by:

•	any amounts withdrawn,

•	applicable charges assessed, and

•	any amounts transferred to another Subaccount or the Declared Interest Option.

Determination of Unit Value. We have set the unit value for each Subaccount’s first valuation period at $10. We calculate the unit value for a Subaccount for each subsequent valuation period by dividing (a) by (b) where:

(a) is the net result of:

1.	the value of the net assets in the Subaccount at the end of the preceding valuation period; plus

2.	the investment income and capital gains, realized or unrealized, credited to the Subaccount during the current valuation period; minus

3.	the capital losses, realized or unrealized, charged against the Subaccount during the current valuation period; minus

4.	any amount charged for taxes or any amount set aside during the valuation period as a provision for taxes attributable to the operation or maintenance of the Subaccount; minus

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5.	the daily amount charged for mortality and expense risks for each day of the current valuation period.

(b) is the number of units outstanding at the end of the preceding valuation period.

Transfer Privilege

You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Annuitization Date. We will process all transfers based on the net asset value next determined after we receive your signed Written Notice at our Variable Product Service Center.

•	The minimum amount of each transfer is $100 or the entire amount in that Subaccount or Declared Interest Option, if less.

•	Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option and are limited to no more than four transfers in a Contract Year. (See “DECLARED INTEREST OPTION—Transfers from Declared Interest Option.”)

•	If a transfer would reduce the Accumulated Value in the Declared Interest Option below $1,000, you may transfer the entire amount in that option.

•	The Company waives the transfer processing fee for the first twelve transfers during a Contract Year.

•	The Company may assess a transfer processing fee of $10 for the 13th and each subsequent transfer during a Contract Year. (This charge is guaranteed not to exceed $25 per transfer.)

We process transfers at the unit values next determined after we receive your request at our Variable Product Service Center. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. central time on a Business Day, we will process the transfer at the unit values calculated as of 3:00 p.m. central time that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. central time on a Business Day, we will process the transfer at the unit values calculated as of 3:00 p.m. central time on the following Business Day. We treat facsimile and telephone requests as having been received based upon the time noted at the beginning of the transmission.

•	We allow an unlimited number of transfers among or between the Subaccounts.

The COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount are no longer available to receive Accumulated Value transferred from other Subaccounts and the Declared Interest Option. If you request to transfer Accumulated Value to either or both the COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount, we will consider your request as not in good order, and we will not process the request. In such cases, we will contact you for further instructions.

You may continue to transfer Accumulated Value from the COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount to the other Subaccounts and the Declared Interest Option until the date of the Substitution. Transfers made from the COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount to the other Subaccounts and the Declared Interest Option between the date of this prospectus and the date of the Substitution will be free of charge and do not count toward the twelve free transfers you may make each Contract Year. Although we have no current intention of increasing the amount of the transfer processing fee, we agree not to exercise our right to do so for at least 30 days after the Substitution.

All transfer requests received in a valuation period will be considered to be one transfer, regardless of the Subaccounts or Declared Interest Option affected. We will deduct the transfer processing fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made.

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You may also transfer monies via telephone request if you selected this option on your initial application or have provided us with proper authorization. We reserve the right to suspend telephone transfer privileges at any time.

We will employ reasonable procedures to confirm that telephone instructions are genuine. We are not liable for any loss, damage or expense from complying with telephone instructions we reasonably believe to be authentic.

CAUTION: Telephone transfer privileges may not always be available. Telephone systems, whether yours, your service provider’s or you registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should submit Written Notice to our Variable Product Service Center.

Additional Limitations on Transfers. When you make a request to transfer Accumulated Value from one Subaccount to another, your request triggers the purchase and redemption of shares of the affected Investment Options. Therefore, an Owner who makes frequent transfers among the Subaccounts available under this Contract causes frequent purchases and redemptions of shares of the Investment Options.

Frequent purchases and redemptions of shares of the Investment Options may dilute the value of the shares if the frequent trading involves an effort to take advantage of the possibility of a lag between a change in the value of an Investment Option’s portfolio securities and the reflection of that change in the Investment Option’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of an Investment Option at a price that does not reflect the current market value of the portfolio securities of the Investment Option, and then to realize a profit when the shares are sold the next Business Day or thereafter. In addition, frequent purchases and redemptions of shares of the Investment Options may increase brokerage and administrative costs of the Investment Options, and may disrupt an Investment Option’s portfolio management strategy, requiring it to maintain a high cash position and possibly resulting in lost opportunity costs and forced liquidations.

For the reasons discussed, frequent transfers by an Owner between the Subaccounts may adversely affect the long-term performance of the Investment Options, which may, in turn, adversely affect other Owners and other persons who may have material rights under the Contract (e.g., Beneficiaries). We endeavor to protect long-term Owners by maintaining policies and procedures to discourage frequent transfers among Subaccounts under the Contracts, and have no arrangements in place to permit any Owner to engage in frequent transfer activity. If you wish to engage in such strategies, do not purchase this Contract.

If we determine that you are engaging in frequent transfer activity among Subaccounts, we may, without prior notice, limit your right to make transfers. We monitor for frequent transfer activity among the Subaccounts based upon established parameters that are applied consistently to all Owners. Such parameters may include, without limitation, the length of the holding period between transfers into a Subaccount and transfers out of the Subaccount, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. For purposes of applying the parameters used to detect frequent transfers, we may aggregate transfers made in two or more Contracts that we believe are related (e.g., two Contracts with the same owner or owned by spouses or by different partnerships or corporations that are under common control). We do not apply our policies and procedures to discourage frequent transfers to the dollar cost averaging or asset rebalancing programs.

If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any disadvantage to other Owners and persons with material rights under a Contract. We will not grant waivers or make exceptions to, or enter into special arrangements with,

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any Owners who violate these parameters. If we impose any restrictions on your transfer activity, we will notify you in writing. Restrictions that we may impose include:

•	discontinuing your telephone transfer privileges;

•	requiring you to make your transfer requests in writing through the U.S. Postal Service;

•	restricting your right to make transfers for a period of time;

•	refusing a transfer request;

•	requiring a minimum period of time between each transfer; and

•	limiting the amount that you may transfer at any one time.

Notwithstanding this, because our policies and procedures are discretionary and may differ among variable annuity contracts, variable insurance policies (“variable contracts”) and separate accounts, it is possible that some Owners may engage in frequent transfer activity while others may bear the harm associated with such activity.

Please note that the limits and restrictions described here are subject to the Company’s ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers among the Subaccounts available under this Contract, there is no assurance that we will be able to detect and/or to deter the frequent transfers of such Owners or intermediaries acting on behalf of Owners. Moreover, our ability to discourage and restrict frequent transfer activity may be limited by provisions of the Contract.

We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity that may adversely affect other Owners, other persons with material rights under the Contracts, or Investment Option shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on Owners engaging in frequent transfer activity among the Subaccounts under the Contract. In addition, we may not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of its corresponding Investment Option. If an Investment Option’s policies and procedures require it to restrict or refuse transactions by the Account as a result of activity initiated by you, we will inform you (and any third party acting on your behalf) of actions taken to affect your transfer activity.

The Investment Options may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Investment Options describe any such policies and procedures. Such policies and procedures may provide for imposition of a redemption fee and we may be required to provide the Fund or its designee, promptly upon request, certain information about the trading activity of individual Owners, and to restrict or prohibit further purchases or transfers by specific Owners identified by the Fund as violating its policies and procedures.

The frequent trading policies and procedures of an Investment Option may be different, and more or less restrictive, than the frequent trading policies and procedures of other Investment Options and the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts. Owners should be aware that we may not have the contractual obligation or the operational capacity to monitor Owners’ transfer requests and apply the frequent trading policies and procedures of the respective Investment Options that would be affected by the transfers. Accordingly, Owners and other persons who have material rights under the Contracts should assume that the sole protection they may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts.

Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the Investment Options generally are “omnibus” orders

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from intermediaries such as retirement plans or insurance company separate accounts funding variable contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable contracts. The omnibus nature of these orders may limit the Investment Options’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Investment Options will not be harmed by transfer activity relating to the retirement plans and/or insurance companies that may invest in the Investment Options. These other insurance companies are responsible for establishing their own policies and procedures to monitor for frequent transfer activity. If any of these companies’ policies and procedures fail to successfully discourage frequent transfer activity, it will affect other insurance companies which own the Investment Option shares, as well as the contract owners of all of the insurance companies, including the Company, whose Subaccounts correspond to the affected Investment Options. In addition, if an Investment Option believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in frequent transfer activity, the Investment Option may reject the entire omnibus order and thereby interfere with the Company’s ability to satisfy its contractual obligations to Owners.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice. We also reserve the right to implement and administer redemption fees imposed by one or more of the Funds and provide transaction information to the Funds in the future.

Partial Withdrawals and Surrenders

Partial Withdrawals. You may withdraw part of the Accumulated Value upon Written Notice at any time before the Annuitization Date.

•	The minimum amount which you may partially withdraw is $500.

•	If your partial withdrawal reduces your Accumulated Value to less than $2,000, it may be treated as a full surrender of the Contract.

We will process your partial withdrawal based on the net asset value next determined after we receive your Written Notice at our Variable Product Service Center. This means that if we receive your Written Notice for partial withdrawal prior to 3:00 p.m. central time on a Business Day, we will process the partial withdrawal at the unit values calculated as of 3:00 p.m. central time that Business Day. If we receive your Written Notice for partial withdrawal at or after 3:00 p.m. central time on a Business Day, we will process the partial withdrawal at the unit values calculated as of 3:00 p.m. central time on the following Business Day.

In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value as of the most recent Contract Anniversary without incurring a surrender charge. Any applicable surrender charge will be deducted from your remaining Accumulated Value. You may make a partial withdrawal or surrender without incurring a surrender charge if you qualify for the waiver of surrender charge associated with confinement to an extended care facility. (See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)— Amounts Not Subject to Surrender Charge and—Waiver of the Surrender Charge.”)

You may specify the amount of the partial withdrawal to be made from selected Subaccounts or the Declared Interest Option. If you do not so specify, or if the amount in the designated Subaccount(s) or Declared Interest Option is insufficient to comply with your request, we will make the partial withdrawal from each Subaccount or the Declared Interest Option based on the proportion that these values bear to the total Accumulated Value on the date we receive your request at our Variable Product Service Center.

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Should your partial withdrawal result in a full surrender of your Contract, we will contact you or your registered representative, prior to processing, to explain the consequences of the withdrawal and confirm your Written Notice. If we are unable to contact you, or you instruct us to process the partial withdrawal, we will pay the Cash Surrender Value within seven days of receipt of your original Written Notice at our Variable Product Service Center.

Surrender. You may surrender your Contract upon Written Notice on or before the Annuitization Date. We will determine your Cash Surrender Value based on the net asset value next determined after we receive your Written Notice and your Contract at our Variable Product Service Center. This means that if we receive your Written Notice to surrender the Contract prior to 3:00 p.m. central time on a Business Day, we will calculate the Cash Surrender Value for your Contract as of 3:00 p.m. central time that Business Day. If we receive your Written Notice to surrender the Contract at or after 3:00 p.m. central time on a Business Day, we will calculate the Cash Surrender Value of your Contract as of 3:00 p.m. central time on the following Business Day.

You may choose to have the Cash Surrender Value distributed to you as follows:

•	under a settlement option, or

•	in a lump sum.

Surrender and Partial Withdrawal Restrictions. Your right to make partial withdrawals and surrenders is subject to any restrictions imposed by applicable law or employee benefit plan. Pursuant to new tax regulations, we generally are required to confirm, with the plan sponsor or otherwise, that any surrender or partial withdrawal requested from a Contract issued in connection with a qualified plan under Section 403(b) of the Code comply with applicable tax requirements before we process the request. You may realize adverse federal income tax consequences, including a penalty tax, upon utilization of these features. See “FEDERAL TAX MATTERS—Taxation of Annuities” and “—Taxation of Qualified Contracts.”

Transfer and Withdrawal Options

You may elect the following options on your initial application or at a later date by completing the applicable request form and returning it to our Variable Product Service Center. The options selected will remain in effect until we receive a written termination request from you at our Variable Product Service Center.

Automatic Rebalancing. We offer an asset rebalancing program under which we will automatically transfer amounts to maintain a particular percentage allocation among the Subaccounts and the Declared Interest Option. The asset rebalancing program automatically reallocates the Accumulated Value in the Subaccounts and the Declared Interest Option quarterly, semi-annually or annually to match your Contract’s then-effective premium allocation instructions. The asset rebalancing program will transfer Accumulated Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much). The asset rebalancing program does not guarantee gains, nor does it assure that any Subaccount will not have losses.

•	Under the asset rebalancing program, the maximum number of Investment Options which you may select at any one time is sixteen, including the Declared Interest Option.

•	This feature is free and is not considered in the twelve free transfers during a Contract Year.

•	This feature cannot be utilized in combination with dollar cost averaging program.

The COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount are no longer available to receive Accumulated Value from the other Subaccounts and the Declared Interest Option under the asset rebalancing program. If your premium allocation instructions currently allocate premium to the COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount, please revise those allocation instructions to reflect the closing of those Subaccounts at your earliest convenience. We will not rebalance your Accumulated Value under the asset

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rebalancing program if your premium allocation instructions allocate premium to either the COUNTRY VP Growth Subaccount or the COUNTRY VP Bond Subaccount.

Dollar Cost Averaging. You may elect to participate in a dollar cost averaging program. Dollar Cost Averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your premium into the Subaccounts or Declared Interest Option over a period of time. This allows you to potentially reduce the risk of investing most of your premium into the Subaccounts at a time when prices are high. We do not assure the success of this strategy. Implementation of the dollar cost averaging program does not guarantee profits, nor protect you against losses. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.

To participate in the dollar cost averaging program, you must place at least $1,200 in a single “source account.” Each month, we will automatically transfer equal amounts from the source account to your designated “target accounts.”

•	The minimum amount of each transfer is $100.

•	Under the dollar cost averaging program, the maximum number of Investment Options which you may select at any one time is sixteen, including the Declared Interest Option.

•	You select the date to implement this program which will occur on the same date each month, or on the next Business Day.

•	We will terminate this option when monies in the source account are inadequate, or upon receipt of a written request at our Variable Product Service Center.

•	This feature is considered in the twelve free transfers during a Contract Year. All transfers made on the same date count as one transfer.

•	This feature is free and cannot be utilized in combination with the automatic rebalancing, systematic withdrawal or asset allocation programs.

The COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount are no longer available to receive Accumulated Value transferred from the source account under the dollar cost averaging program.

Systematic Withdrawals. You may elect to receive automatic partial withdrawals.

•	You specify the amount of the partial withdrawals to be made from selected Subaccounts or the Declared Interest Option.

•	You specify the allocation of the withdrawals among the Subaccounts and Declared Interest Option, and the frequency (monthly, quarterly, semi-annually or annually).

•	The minimum amount which you may withdraw is $100.

•	The maximum amount which you may withdraw is that which would leave the remaining Accumulated Value equal to $2,000.

•	After the first Contract Year, you may annually withdraw a maximum of 10% of Accumulated Value as of the most recent Contract Anniversary without incurring a surrender charge. See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.”

•	Withdrawals in excess of 10% of Accumulated Value as of the most recent Contract Anniversary are subject to a surrender charge.

•	Distributions will take place on the same date each month as the Contract Date or on the next Business Day.

•	You may change the amount and frequency upon written request to our Variable Product Service Center.

•	This feature cannot be utilized in combination with dollar cost averaging program.

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We may terminate the Automatic Rebalancing, Dollar Cost Averaging and Systematic Withdrawal privileges at any time.

Asset Allocation Program

The following is a summary of the Asset Allocation Program available under the Contract. A more detailed description of the asset allocation models available within the program may be obtained upon request from your registered representative.

Overview. The Asset Allocation Program is a service we make available to assist you in selecting Investment Options under your Contract. At the time that you purchase your Contract, you may elect to allocate all of your premiums to one of the model portfolios of the Asset Allocation Program. If you elect to participate in the Asset Allocation Program, our affiliate, COUNTRY Trust Bank (“CTB”) will serve as the adviser, but solely for the purpose of developing and updating asset allocation models. There is no separate charge for participating in the Asset Allocation Program.

Asset allocation is essentially an investment strategy designed to optimize the selection of investment options for a given level of risk tolerance. Asset allocation strategies reflect the theory that diversification among asset classes can help reduce the effects of market volatility and potentially enhance returns over the long term. An asset class refers to a category of investments with similar characteristics—for example, (1) stocks and other equities, (2) bonds and other fixed income investments, and (3) cash equivalents. There are further divisions within asset classes—for example, divisions according to the size of the issuer (i.e., large cap, mid cap, small cap), the type of issuer (government, municipal, corporate, etc.) or the location of the issuer (domestic, foreign, etc.).

Although the asset allocation model portfolios are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee that an asset allocation model portfolio will not lose money or experience volatility. A model portfolio may fail to perform as intended, or may perform worse than any single Investment Option, asset class, or different combination of Investment Options. In addition, each model portfolio is subject to all of the risks associated with its underlying Investment Options. Moreover, if CTB changes the model portfolios, the flow of money into and out of Investment Options may generate higher brokerage and administrative costs for those Investment Options, and/or such changes may disrupt the management strategy of the portfolio manager for an Investment Option.

Selecting Asset Allocation Model Portfolios. It is your responsibility to select or change your model portfolio and your Investment Options. Your registered representative can provide you with information that may assist you in selecting a model portfolio and Investment Options. If you elect the Asset Allocation Program, you may complete a standardized questionnaire that, among other things, solicits information about your investment time horizon and risk tolerance and your financial goals. Based on your responses to that questionnaire, a particular asset allocation model portfolio may be recommended for your use. Each asset allocation model portfolio is intended for a specific type of investor, from conservative to aggressive. Each model portfolio identifies specific Investment Options and the percentage of premium and Accumulated Value allocated to each Investment Option.

There currently are six (6) asset allocation model portfolios to choose from:

•	Aggressive Growth Model Portfolio

•	Growth Model Portfolio

•	Growth-Income Model Portfolio

•	Balanced Model Portfolio

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•	Income Growth Model Portfolio

•	Income Model Portfolio

You may select from among the available asset allocation model portfolios. You are not required to select the model portfolio indicated by the questionnaire. The Investment Option allocations of the model portfolios may change from time to time as described below. If the Investment Option allocations of the model portfolio you have chosen are changed, you will need to elect to opt out of the model portfolio as modified to maintain your then-current investment allocations. Otherwise, your Accumulated Value and future premiums will be allocated among the Investment Options based on the changes to the model portfolio.

We will forward to you advance notice of any changes to your model portfolio. You may revise your Investment Option allocations or select a new model portfolio at your discretion.

Although you may use only one model portfolio at a time, you may elect to change to a different model portfolio as your tolerance for risk and/or your financial needs and investment objectives change. Using the questionnaire, and in consultation with your registered representative, you may determine that a different model portfolio better meets your risk tolerance and investment horizons. There is no charge to change to a different model portfolio or to change your premium allocations to a particular Investment Option.

If you elect to participate in the dollar cost averaging program, you cannot also elect to participate in the Asset Allocation Program.

If you have elected the Asset Allocation Program, your Accumulated Value in the model portfolio will be applied under the automatic asset rebalancing program (“Automatic Rebalancing”). We will automatically reallocate your Accumulated Value annually to match the allocations among the Investment Options specified by the asset allocation model portfolio you have chosen. As long as you remain in the Asset Allocation Program, Automatic Rebalancing will be performed only once each Contract Year on the first Business Day in August.

Changes to Asset Allocation Model Portfolios. CTB periodically reviews the model portfolios and may find that asset allocations within a particular model portfolio may need to be changed. CTB may determine that the principal investments, investment style, or investment manager of a particular Investment Option have changed so that the Investment Option is no longer appropriate for a model portfolio, or that a different investment portfolio of a Fund has become appropriate for a model portfolio. In addition, from time to time, the Company may change the Investment Options available under the Contract.

If changes are made to a particular model portfolio as a result of CTB’s review, the Company will forward written notice of the changes to all Policyowners—those in an asset allocation model portfolio and those who are not—at least 30 days in advance of the date such changes are scheduled to occur. Under our current procedures:

•	Owners who do not wish to change their respective investment allocations from the then current asset allocation model portfolio must complete, sign and return/fax the applicable service request form to our Variable Product Service Center to opt out of the new version of the asset allocation model portfolio.

•	Owners who do wish to opt into a different asset allocation model portfolio or opt into an asset allocation model portfolio for the first time must also complete, sign and return/fax the applicable service request form to our Variable Product Service Center and so specify.

•	Owners who do wish to revise their respective investment allocations based on the changes to the model portfolios do not need to take any action.

Your future premium allocations will change unless you affirmatively opt out of the changed asset allocation model portfolio.

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Transfers among Investment Options resulting from a change in the asset allocation model portfolios or your selection of a different asset allocation model portfolio are not taken into account in determining any transfer processing fee.

If you make a self-directed change outside the asset allocation model portfolio you selected, we consider your participation in the Asset Allocation Program to have terminated. However, you can elect at any time to again participate in the Asset Allocation Program.

Other Information. We and our affiliates, including CTB, receive greater compensation and/or profits from certain Investment Options than we receive from other Investment Options. Therefore, it is conceivable that CTB may have an incentive to develop asset allocation model portfolios in such a way that larger allocations will be made to Investment Options that are more profitable for CTB. Also, COUNTRY Fund Management, a department of CTB, serves as investment adviser to certain of the Investment Options. As a result, CTB may believe that those portfolios may benefit from additional assets or could be harmed by redemptions. As a fiduciary, however, CTB is legally obligated to disregard these incentives. CTB receives a fixed annual fee for services it performs in developing and updating asset allocation models.

For more information about CTB, and its role as investment adviser for the Asset Allocation Program, please see the CTB disclosure document, which is available to you at no charge. Your registered representative can provide this disclosure document to you, or you can request a copy by writing to COUNTRY Trust Bank, 1705 Towanda Avenue, P.O. Box 2020, Bloomington, Illinois 61702-2020. We may perform certain administrative functions on behalf of CTB; however, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available under the Contract.

We may terminate or alter this Asset Allocation Program at any time.

Death Benefit Before Annuitization

Death of Owner. If an Owner dies prior to the Annuitization Date, any surviving joint Owner becomes the sole Owner. If there is no surviving joint Owner, the contingent Owner, if any, becomes the new Owner. If there is no surviving joint or contingent Owner, the Owner’s estate becomes the new Owner. If the deceased Owner was also the Annuitant, then the provisions relating to the death of an Annuitant (described below) will govern.

The surviving Owners or new Owners are afforded the following options:

1.	If the sole surviving Owner or the sole new Owner is the spouse of the deceased Owner, he or she may continue the Contract as the new Owner and all applicable surrender charges will be waived.

2.	If the sole surviving Owner or the sole new Owner is the spouse of the deceased Owner and elects payment of the death benefit or the surviving Owner or the new Owner is not the spouse of the deceased Owner, he or she must either:

•	elect to receive the Cash Surrender Value in a single sum within 5 years of the deceased Owner’s death, or

•	elect to receive the Cash Surrender Value paid out under an annuity settlement option, with payments beginning within one year after the date of the deceased Owner’s death and with payments being made over the lifetime of the surviving Owner, or over a period that does not exceed the life expectancy of the surviving Owner.

Under either of these options, surviving Owners or new Owners may exercise all ownership rights and privileges from the date of the deceased Owner’s death until the date that the Cash Surrender Value is paid.

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Note: The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under the federal Defense of Marriage Act, or any other applicable federal law. Under current federal law, a prospective or current Owner who has entered into or is contemplating a civil union or a same sex marriage should be aware that the rights of the spouse under the spousal continuation provisions of this Contract will not be available to such partner or same sex marriage spouse. You should consult a tax advisor for more information on this subject.

In the case of a non-natural Owner of the Contract, the death of the Annuitant shall be treated as the death of the Owner.

Other rules may apply to a Qualified Contract.

Death of an Annuitant. If the Annuitant dies before the Annuitization Date, we will pay the death benefit under the Contract to the Beneficiary. In the case of a single Beneficiary, the death benefit will be determined as of the date we receive Due Proof of Death. If the death benefit is payable to more than one Beneficiary, the amount of the death benefit will be determined for the first Beneficiary to submit instructions for the distribution of proceeds as of the date we receive Due Proof of Death. Proceeds payable to any other Beneficiary will remain unpaid until distribution instructions are received from the Beneficiary. Therefore, proceeds payable to Beneficiaries may be subject to fluctuations in market value. If there is no surviving Beneficiary, we will pay the death benefit to the Owner or the Owner’s estate.

We will determine the death benefit as of the date we receive Due Proof of Death and the death benefit will equal the greater of:

•	the sum of the premiums paid, less the sum of all partial withdrawal reductions (including applicable surrender charges); or

•	the Accumulated Value.

If the Beneficiary is the deceased Annuitant’s surviving spouse, the Beneficiary may continue the Contract as the new Owner and Annuitant and all applicable surrender charges will be waived. If the Beneficiary elects payment of the death benefit:

(a)	he or she may elect to receive the payment of the death benefit proceeds in a single sum within 5 years of the deceased Annuitant’s death, or

(b)	he or she may elect to receive the death benefit proceeds under one of the annuity settlement options, with payments beginning within one year after the date of the deceased Annuitant’s death and with payments being made over the lifetime of the Beneficiary, or over a period that does not exceed the life expectancy of the Beneficiary.

If the Beneficiary is not the spouse of the deceased Annuitant, the Beneficiary must receive payment under either (a) or (b) above. We do not pay a death benefit if the Annuitant dies after the Annuitization Date.

If any Owner is not an individual, the death of an Annuitant shall be treated as the death of an Owner.

Guaranteed Minimum Death Benefit Endorsement. The Guaranteed Minimum Death Benefit Endorsement enhances the death benefit under your Contract by guaranteeing that the death benefit payable will not be less than the highest Accumulated Value under the Contract as determined at certain specified times. We will determine the guaranteed minimum death benefit as of the date we receive Due Proof of Death and the death benefit will equal the greatest of:

•	the sum of the premiums paid, less the sum of all partial withdrawal reductions (including applicable surrender charges);

•	the Accumulated Value; or

•	the Performance Enhanced Death Benefit (PEDB) amount.

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On dates we calculate the PEDB amount, the PEDB amount will be based on the Accumulated Value under the Contract. We may reduce the PEDB amount by the amount of any partial withdrawal reduction. The PEDB amount will be equal to zero on the Contract Date if we have not received your initial premium payment. At the time you make your initial premium payment, the PEDB amount will equal the initial premium payment. We calculate the PEDB amount: (1) on each Contract Anniversary; (2) at the time you make a premium payment or partial withdrawal; and (3) on the Annuitant’s date of death. After your initial premium payment, the PEDB amount on each calculation date will equal the greater of: (1) the PEDB amount last calculated less any partial withdrawal reduction; or (2) the then current Accumulated Value.

We will continue to recalculate the PEDB amount on each Contract Anniversary until the Contract Anniversary immediately prior to the Annuitant’s 86th birthday. All subsequent PEDB amounts will be recalculated for additional premium payments or partial withdrawals only.

A partial withdrawal reduction is defined as (a) times (b) divided by (c) where:

(a) is the death benefit immediately prior to withdrawal;

(b) is the amount of the partial withdrawal (including applicable surrender charges); and

(c) is the Accumulated Value immediately prior to withdrawal.

The Guaranteed Minimum Death Benefit Endorsement may not be available in all states. (A registered representative can provide information on the availability of this endorsement.) If you elect this endorsement, we will deduct 0.20% of your Contract’s Accumulated Value on each Contract Anniversary (see “CHARGES AND DEDUCTIONS—Guaranteed Minimum Death Benefit Endorsement”). This charge is guaranteed not to exceed 0.20% of the Accumulated Value.

Incremental Death Benefit Rider. The Incremental Death Benefit Rider provides a death benefit that is in addition to the death benefit payable under your Contract or the Guaranteed Minimum Death Benefit Endorsement, if elected. (This rider is not available under Qualified Contracts and may not be available in all states for Non-Qualified Contracts. A registered representative can provide information on the availability of this rider.) If you elect this rider, we will deduct 0.20% of your Contract’s Accumulated Value on each Contract Anniversary (see “CHARGES AND DEDUCTIONS—Incremental Death Benefit Rider”). (This charge is guaranteed not to exceed 0.30% of Accumulated Value.) The Incremental Death Benefit Rider, on the date we receive Due Proof of Death, will be equal to 40% of a) minus b), where:

(a) is the Accumulated Value; and

(b) is the sum of all premium payments less the sum of all partial withdrawals.

The Incremental Death Benefit cannot exceed 50% of (b) and will never be less than zero.

This rider does not guarantee that any amounts under the rider will become payable at death. Market declines that result in the Accumulated Value being less than the premium payments received minus any partial withdrawal reductions will result in no Incremental Death Benefit being paid.

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Example

The following example demonstrates how the Incremental Death Benefit works. It is based on hypothetical values and is not reflective of past or future performance of the Investment Options in the Contract.

	Total
	Premiums	Accumulated			Incremental Death
Date	Paid	Value	Gain	Death Benefit	Benefit
5/1/2011	$100,000	$100,000	$0	$100,000	$0
5/1/2030	$100,000	$450,000	$350,000	$450,000	$50,000

If we receive Due Proof of Death on May 1, 2030, and there were no partial withdrawals made prior to the Annuitant’s death, the Incremental Death Benefit will equal $50,000. This amount is determined by multiplying the gain in the Contract ($350,000) by 40%, which is $140,000; however, because the Incremental Death Benefit cannot exceed 50% of the total premiums paid ($100,000), the Incremental Death Benefit in this example is $50,000.

Death Benefit On or After Annuitization

If an Owner dies on or after the Annuitization Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the payee receiving annuity payments becomes the new Owner and retains the rights provided to Owners during the annuity period, including the right to name successor payees if the deceased Owner had not previously done so. On or after the Annuitization Date, if any Owner dies before the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as quickly as under the method of distribution being used as of the date of death.

Proceeds at Annuitization

You select the date your Contract is annuitized (the Annuitization Date). There is no minimum age required for the Annuitant to establish an Annuitization Date. However, the Annuitization Date may be no later than the Annuitant’s age 95. For most Qualified Contracts, keep in mind that distributions must begin by the “required beginning date” (generally the calendar year after the year in which the Annuitant attains age 70 1/2) either through annuity payments or in the form of annual withdrawals.

At annuitization, we will apply the proceeds attributable to the Declared Interest Option under a life income fixed annuity settlement option with ten years guaranteed and the proceeds attributable to the Subaccounts under a life income variable annuity with payments guaranteed for ten years, unless you choose to have the proceeds paid under another option or in a lump sum. (See “SETTLEMENT OPTIONS.”) If a settlement option is elected, we will apply the Accumulated Value less any applicable surrender charge. If a lump sum payment is chosen, we will pay the Cash Surrender Value at annuitization.

You may change the Annuitization Date at any time before distribution payments begin, subject to these limitations:

•	we must receive Written Notice at our Variable Product Service Center at least 30 days before the Annuitization Date; and

•	the Annuitization Date requested must be a date that is at least 30 days after receipt of the Written Notice.

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Payments

We will usually pay any surrender, partial withdrawal or death benefit within seven days of receipt of a written request at our Variable Product Service Center. We also require any information or documentation necessary to process the request, and in the case of a death benefit, we must receive Due Proof of Death. We may postpone payments if:

•	the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC;

•	the SEC permits by an order the postponement for the protection of Owners; or

•	the SEC determines that an emergency exists that would make the disposal of securities held in the Account or the determination of the value of the Account’s net assets not reasonably practicable.

If you have submitted a recent check or draft, we have the right to delay payment until we are assured that the check or draft has been honored.

If, under SEC rules, the Money Market Portfolio suspends payments of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, partial withdrawal, surrender or death benefit from the Money Market Subaccount until the Portfolio is liquidated.

We have the right to defer payment of any surrender, partial withdrawal or transfer from the Declared Interest Option for up to six months. If payment has not been made within 30 days after receipt of all required documentation, or such shorter period as necessitated by a particular jurisdiction, we will add interest at the annualized rate of 3% (or a higher rate if required by a particular state) to the amount paid from the date all documentation was received.

If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulator.

Modification

You may modify your Contract only if one of our officers agrees in writing to such modification. Upon notification to you, we may modify your Contract if:

•	necessary to make your Contract or the Account comply with any law or regulation issued by a governmental agency to which the Company is subject;

•	necessary to assure continued qualification of your Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

•	necessary to reflect a change in the operation of the Account; or

•	the modification provides additional Subaccount and/or fixed accumulation options.

We will make the appropriate endorsement to your Contract in the event of most such modifications.

Reports to Owners

We will mail to you, at least annually, a report containing the Accumulated Value of your Contract (reflecting each Subaccount and the Declared Interest Option), premiums paid, withdrawals taken and charges deducted since your last report, and any other information required by any applicable law or regulation.

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Inquiries

You may contact the Company in writing at our Variable Product Service Center if you have any questions regarding your Contract.

Change of Address

We confirm all Owner change of address requests by sending a confirmation to both the old and new addresses.

THE DECLARED INTEREST OPTION

You may allocate some or all of your premium payments, and transfer some or all of your Accumulated Value, to the Declared Interest Option, which is part of the General Account and pays interest at declared rates guaranteed for each Contract Year (subject to a minimum guaranteed interest rate of 3%).

In compliance with specific state insurance regulations, the Declared Interest Option is not available in all states. A registered representative can provide information on the availability of this Investment Option.

The Declared Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933 (the “1933 Act”), and neither the Declared Interest Option nor the Company’s General Account has been registered as an investment company under the 1940 Act. Therefore, neither the Company’s General Account, the Declared Interest Option, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to these accounts, which are included in this Prospectus, are for your information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The portion of your Accumulated Value allocated to the Declared Interest Option (the “Declared Interest Option accumulated value”) will be credited with rates of interest, as described below. Since the Declared Interest Option is part of the General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to the Company’s general liabilities from business operations. To the extent that we are required to pay you amounts in addition to your Accumulated Value under any guarantees under the Contract, including the death benefit, such amounts will come from our General Account. Because those guarantees are backed by our General Account assets, you need to consider our financial strength in meeting the guarantees under the Contract. The guarantees are subject to the risk that we may default on the guarantees. You should be aware that our General Account assets are exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from assets in our General Account. The financial statements contained in the Statement of Additional Information include a further discussion of the risks inherent within the investments of the General Account.

Minimum Guaranteed and Current Interest Rates

The Declared Interest Option accumulated value is guaranteed to accumulate at a minimum effective annual interest rate of 3%. While we intend to credit the Declared Interest Option accumulated value with current rates in excess of the minimum guarantee, we are not obligated to do so. These current

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interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates, and any interest credited on your amounts in the Declared Interest Option in excess of the minimum guaranteed rate will be determined in the sole discretion of the Company. You, therefore, assume the risk that interest credited may not exceed the guaranteed rate. We may vary the interest rate we credit on the amount of your Declared Interest Option accumulated value.

Occasionally, we establish new current interest rates for the Declared Interest Option. The rate applicable to your Contract is the rate in effect on your most recent Contract Anniversary. This rate will remain unchanged until your next Contract Anniversary (i.e., for your entire Contract Year). During each Contract Year, your entire Declared Interest Option accumulated value (including amounts allocated or transferred to the Declared Interest Option during the year) is credited with the interest rate in effect for that period and becomes part of your Declared Interest Option accumulated value.

We reserve the right to change the method of crediting interest, provided that such changes do not have the effect of reducing the guaranteed interest rate below 3% per annum, or shorten the period for which the current interest rate applies to less than a Contract Year.

Calculation of Declared Interest Option Accumulated Value. The Declared Interest Option accumulated value is equal to:

•	amounts allocated and transferred to the Declared Interest Option, plus

•	interest credited, less

•	amounts deducted, transferred or withdrawn.

Transfers from Declared Interest Option

You may transfer amounts from the Declared Interest Option to any or all of the Subaccounts no more than four times in a Contract Year. Except, however, the COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount are no longer available to receive Accumulated Value transferred from the Declared Interest Option. If you request to transfer Accumulated Value to either or both the COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount, we will consider your request as not in good order, and we will not process the request. In such case, we will contact you for further instructions.

The amount you transfer at one time may not exceed 25% of the Declared Interest Option accumulated value on the date of transfer. However, if the balance after the transfer would be less than $1,000, you may transfer the entire amount. We process transfers from the Declared Interest Option on a last-in-first-out basis.

Payment Deferral

We have the right to defer payment of any surrender, partial withdrawal or transfer from the Declared Interest Option for up to six months.

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CHARGES AND DEDUCTIONS

Surrender Charge (Contingent Deferred Sales Charge)

Charge for Partial Withdrawal or Surrender. We apply a charge if you make a partial withdrawal from or surrender your Contract during the first seven Contract Years.

Contract Year in Which	Charge as Percentage of
Withdrawal Occurs	Amount Withdrawn
1	7%

2	7

3	7

4	6

5	5

6	4

7	2

8 and after	0

If surrender charges are not sufficient to cover sales expenses, the loss will be borne by the Company; conversely, if the amount of such charges proves more than enough, the Company will retain the excess. In no event will the total surrender charges assessed under a Contract exceed 9% of the total premiums paid under that Contract.

If the Contract is being surrendered, the surrender charge is deducted from the Accumulated Value in determining the Cash Surrender Value. For a partial withdrawal, the surrender charge may, at the election of the Owner, be deducted from the Accumulated Value remaining after the amount requested is withdrawn. Amounts deducted to pay the surrender charge on partial withdrawals are not subject to the surrender charge.

Amounts Not Subject to Surrender Charge. In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value as of the most recent Contract Anniversary without incurring a surrender charge (the “10% withdrawal privilege”). Under the 10% withdrawal privilege, you may receive up to 10% of the Accumulated Value through a single or multiple withdrawal(s) in a Contract Year. For purposes of determining the availability of the 10% free withdrawal privilege, we add the Accumulated Value being withdrawn to the amount of any Accumulated Value previously withdrawn in the Contract Year and divide that amount by the Accumulated Value in your Contract on your most recent Contract Anniversary. You may not carry over any unused portion of the 10% withdrawal privilege to any subsequent Contract Year.

Surrender Charge at Annuitization. We may assess a surrender charge against your Accumulated Value on the Annuitization Date. We do not apply a surrender charge if you elect to receive fixed annuity settlement options 1, 3 or 5, or a variable annuity settlement option. If you elect fixed annuity payments under settlement options 2 or 4, we add the fixed number of years for which payments will be made under the settlement option to the number of Contract Years since the Contract Date to determine the Contract Year in which the surrender is deemed to occur for purposes of determining the charge that would apply based on the Table of Surrender Charges.

Waiver of Surrender Charge. You may make a partial withdrawal from or surrender this Contract without incurring a surrender charge after the Contract Date if the Annuitant has been confined in an extended care facility for at least 30 consecutive days (as defined in your Contract). We must receive Written Notice (as defined in your Contract), prior to the Annuitization Date, and, if

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applicable, within 90 days of your release from an extended care facility, at our Variable Product Service Center in order to activate this waiver.

Annual Administrative Charge

We currently apply an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Annuitization Date. (This charge is guaranteed not to exceed $45.) We deduct this charge from your Accumulated Value and use it to reimburse us for administrative expenses relating to your Contract. We will make the withdrawal from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount’s value bears to the total Accumulated Value. We do not assess this charge during the annuity payment period.

We currently waive the annual administrative charge with an initial premium payment of $50,000 or greater on the Contract Date. We also currently waive this charge if the Accumulated Value is $50,000 or greater on each subsequent Contract Anniversary.

We may terminate this waiver at any time.

Transfer Processing Fee

We waive the transfer processing fee for the first twelve transfers during a Contract Year, but may assess a charge of $10 for the thirteenth and each subsequent transfer in a Contract Year. We will deduct this fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash. We may realize a profit from this fee. (This charge is guaranteed not to exceed $25 per transfer.) Transfers made from the COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount to the other Subaccounts and the Declared Interest Option between the date of this prospectus and the date of the Substitution will be free of charge and do not count toward the twelve free transfers you may make each Contract Year.

Guaranteed Minimum Death Benefit Endorsement

We currently apply a charge for the Guaranteed Minimum Death Benefit Endorsement at an annual rate of 0.20% of Accumulated Value. We deduct the charge on each Contract Anniversary. (This charge is guaranteed not to exceed 0.20% of Accumulated Value.) We deduct this charge from each Subaccount and/or the Declared Interest Option based on each Investment Option’s proportional amount of Accumulated Value.

Incremental Death Benefit Rider

We currently apply a charge for the Incremental Death Benefit Rider at an annual rate of 0.20% of Accumulated Value. We deduct the charge on each Contract Anniversary. (This charge is guaranteed not to exceed 0.30% of Accumulated Value.) We deduct this charge from each Subaccount and/or the Declared Interest Option based on each Investment Option’s proportional amount of Accumulated Value.

Mortality and Expense Risk Charge

We apply a daily mortality and expense risk charge at an annual rate of 1.20% (daily rate of 0.0032682%) (approximately 0.81% for mortality risk and 0.39% for expense risk). This charge is

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used to compensate the Company for assuming mortality and expense risks. (This charge is guaranteed not to exceed 1.40% annually.)

The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Through these guarantees, each payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk also includes a guarantee to pay a death benefit if the Owner/Annuitant dies prior to the Annuitization Date. The expense risk we assume is that the annual administrative and transfer processing fees may be insufficient to cover actual future expenses.

We may realize a profit from this charge and we may use such profit for any lawful purpose including paying distribution expenses.

Illustrative Report Fee

Upon your request, we will provide you with a set of illustrations of Contract values free of charge. We reserve the right to assess a fee of $25 for each set of personalized illustrations you request. However, we do not currently assess such a charge.

Investment Option Expenses

The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. (See the Expense Tables in this Prospectus and the accompanying Investment Option prospectuses.)

Premium Taxes

Currently, we do not charge for premium taxes levied by various states and other governmental entities on annuity contracts issued by insurance companies. These taxes range up to 3.5% and are subject to change. We reserve the right, however, to deduct such taxes from Accumulated Value.

Other Taxes

Currently, we do not charge for any federal, state or local taxes incurred by the Company which may be attributable to the Account or the Contracts. We reserve the right, however, to make such a charge in the future.

SETTLEMENT OPTIONS

The accumulation phase of your Contract ends on the date you select to annuitize your Contract (see “DESCRIPTION OF ANNUITY CONTRACT — Proceeds at Annuitization”). At that time, your proceeds will be applied under a settlement option, unless you elect to receive this amount in a single sum. Should you not elect a settlement option on the Annuitization Date, proceeds attributable to the Declared Interest Option will be paid as a life income fixed annuity with payments guaranteed for ten years and proceeds attributable to the Subaccounts will be paid as a life income variable annuity with payments guaranteed for ten years. The proceeds are the amount we apply to a settlement option. The amount of proceeds will equal either: (1) the Cash Surrender Value if you are surrendering your Contract; (2) the death benefit if the Annuitant dies; or (3) the amount of any partial withdrawal you apply to a settlement option. Although tax consequences may vary depending on the settlement option elected, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. Once the investment in the Contract has been fully received, however, the full amount of each annuity payment is subject to tax as ordinary income.

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Prior to the Annuitization Date, you may elect to have your proceeds applied under a settlement option, or a Beneficiary can have the death benefit applied under a settlement option. In either case, the Contract must be surrendered for a lump sum payment to be made, or for a settlement option agreement to be issued for the settlement option. The settlement option agreement will show the rights and benefits of the payee(s) under the settlement option selected.

You can choose whether to apply any portion of your proceeds to provide either fixed annuity payments, variable annuity payments, or a combination of both. If you elect to receive variable annuity payments, then you also must select the Subaccounts and/or fixed interest option to which we will apply your proceeds.

The annuity payment date is the date you select as of which we compute annuity payments. If you elect to receive variable annuity payments, the annuity payment date may not be the 29th, 30th or 31st day of any month. We compute the first annuity payment as of the initial annuity payment date you select. All subsequent annuity payments are computed as of annuity payment dates. These dates will be the same day of the month as the initial annuity payment date, or the first Business Day thereafter if the same day of a subsequent month as the initial annuity payment date is not a Business Day.

Monthly annuity payments will be computed as of the same day each month as the initial annuity payment date. Quarterly annuity payments will be computed as of the same day in the 3rd, 6th, 9th, and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Semi-annual annuity payment dates will be computed as of the same day in the 6th and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Annual annuity payments will be computed as of the same day in each year as the initial annuity payment date. If you do not select a payment frequency, we will make monthly payments. Your choice of payment frequency and payout period will affect the amount of each payment. Increasing the frequency of payments or increasing the payout period will reduce the amount of each payment.

Options 1 and 4 may not satisfy the minimum required distribution rules for Qualified Contracts. Please consult a tax advisor.

Description of Settlement Options

Fixed Settlement Options:

Option 1—Interest Payment Option. The proceeds are left with the Company to earn a set interest rate. The payee may elect to have the interest paid monthly, quarterly, semi-annually or annually. Under this option, the payee may withdraw part or all of the proceeds at any time.

Option 2—Fixed Time Payment Option. The proceeds are paid in equal monthly installments for any period selected, up to 30 years.

Option 3—Lifetime Payment Option. The proceeds are paid in equal monthly installments during the payee’s lifetime. The three variations are:

(a)	Straight Life. No specific number of payments is guaranteed. Payments stop when the payee dies.

(b)	Life Income with Refund. Payments stop when they cumulatively equal the amount applied or when the payee dies, whichever is later.

(c)	Life Income with Period Certain. Payments stop at the end of the selected guaranteed period (10, 15 or 20 years) or when the payee dies, whichever is later.

Option 4—Fixed Amount Payment Option. The proceeds are paid in equal monthly installments for a specific amount and will continue until all the proceeds plus interest are exhausted.

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Option 5—Joint Lifetime Payment Option. The proceeds are paid in equal monthly installments while two joint payees live. When one payee dies, future payments will be made to the survivor for their lifetime.

Fixed Settlement Options 1, 2 and 4 may not always satisfy minimum required distribution rules for Qualified Contracts. Consult a tax advisor.

Variable Settlement Options:

Option A—Payment of Life Income. The proceeds are paid in varying amounts during the payee’s lifetime with the guarantee that payments will be made for a specified number of years.

Option B—Payment of Joint and Survivor Life Income. The proceeds are paid in varying installments while one or both payees live.

Alternate Settlement Options:

The Company may make available alternative settlement options.

Election of Settlement Options and Annuity Payments

While the Annuitant is living, you may elect, revoke or change a settlement option at any time prior to the Annuitization Date. Upon an Annuitant’s death, if a settlement option is not in effect or if payment will be made in one lump sum under an existing option, the Beneficiary may elect one of the options.

We will initiate an election, revocation or change of a settlement option upon receipt of Written Notice at our Variable Product Service Center.

We reserve the right to:

•	refuse the election of a settlement option if total proceeds are less than $5,000,

•	refuse to make payments of less than $100 each, or

•	make payments at less frequent intervals if payments would otherwise be less than $100 each.

We have provided a brief description of the available settlement options above. The term “effective date” means the date as of which the proceeds are applied to a settlement option. The term “payee” means a person who is entitled to receive payment under a settlement option.

Fixed Annuity Payments. Fixed annuity payments are periodic payments we make to the designated payee. The dollar amount of each payment does not change. We calculate the amount of each fixed annuity payment based on:

•	the form and duration of the settlement option chosen,

•	the payee’s age and sex,

•	the amount of proceeds applied to purchase the fixed annuity payments, and

•	the applicable annuity purchase rates.

We use a minimum annual interest rate of 3% to compute fixed annuity payments. We may, in our sole discretion, make fixed annuity payments based on a higher annual interest rate.

Under Option 1, proceeds earn a set interest rate and the payee may elect to receive some or all of the interest in equal periodic payments. Under Option 4, proceeds are paid in amounts and at intervals specified by the payee. For each other settlement option, we determine the dollar amount of the first fixed annuity payment by multiplying the dollar amount of proceeds being applied to purchase fixed annuity payments by the annuity purchase rate for the selected settlement option. Subsequent fixed annuity payments are of the same dollar amount unless we make payments based on an interest rate different from the interest rate we use to compute the first payment.

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Variable Annuity Payments. Variable annuity payments are periodic payments we make to the designated payee, the amount of which varies from one annuity payment date to the next as a function of the investment performance of the Subaccounts selected to support such payments. The payee may elect to receive variable annuity payments only under Options A and B. We determine the dollar amount of the first variable annuity payment by multiplying the dollar amount of proceeds being applied to purchase variable annuity payments on the effective date by the annuity purchase rate for the selected settlement option. Therefore, the dollar amount of the first variable annuity payment will depend on:

•	the dollar amount of proceeds being applied to a settlement option,

•	the settlement option selected,

•	the age and sex of the Annuitant, and

•	the assumed interest rate used in the variable settlement option tables (4% per year).

We calculate the dollar amount of the initial variable annuity payment attributable to each Subaccount by multiplying the dollar amount of proceeds to be allocated to that Subaccount on the effective date (as of 3:00 p.m. central time on a Business Day) by the annuity purchase rate for the selected settlement option. The dollar value of the total initial variable annuity payment is equal to the sum of the payments attributable to each Subaccount.

An “annuity unit” is a measuring unit we use to monitor the value of the variable annuity payments. We determine the number of annuity units attributable to a Subaccount by dividing the initial variable annuity payment attributable to that Subaccount by the annuity unit value (described below) for that Subaccount for the Valuation Period ending on the effective date or during which the effective date falls if no Valuation Period ends on such date. The number of annuity units attributable to each Subaccount remains constant unless there is a transfer of annuity units (see “Variable Settlement Options—Transfer of Annuity Units” below).

We calculate the dollar amount of each subsequent variable annuity payment attributable to each Subaccount by multiplying the number of annuity units of that Subaccount by the annuity unit value for that Subaccount for the Valuation Period ending as of the annuity payment date. The dollar value of each subsequent variable annuity payment is equal to the sum of the payments attributable to each Subaccount.

The annuity unit value of each Subaccount for its first Valuation Period was set at $1.00. The annuity unit value for each subsequent Valuation Period is equal to (a) multiplied by (b) multiplied by (c) where:

(a) is the annuity unit value for the immediately preceding Valuation Period;

(b) is the net investment factor for that Valuation Period (described below); and

(c)	is the daily assumed interest factor for each day in that Valuation Period. The assumed interest rate we use for variable annuity settlement options is 4% per year. The daily assumed interest factor derived from an assumed interest rate of 4% per year is 0.999893.

We calculate the net investment factor for each Subaccount for each Valuation Period by dividing (x) by (y) and subtracting (z) from the result where:

(x)	is the net result of:

1.	the value of the net assets in the Subaccount as of the end of the current Valuation Period; PLUS

2.	the amount of investment income and capital gains, realized or unrealized, credited to the net assets of the Subaccount during the current Valuation Period; MINUS

3.	the amount of capital losses, realized or unrealized, charged against the net assets of the Subaccount during the current Valuation Period; PLUS or MINUS

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4.	any amount charged against or credited to the Subaccount for taxes, or any amount set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount:

(y)	is the net asset value of the Subaccount for the immediately preceding Valuation Period; and

(z)	is the daily amount charged for mortality and expense risks for each day of the current Valuation Period.

If the annualized net investment return of a Subaccount for an annuity payment period is equal to the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. If the annualized net investment return of a Subaccount for an annuity payment period exceeds the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will be greater than the payment for the prior period. To the extent that such annualized net investment return is less than the assumed interest rate, the payment for that period will be less than the payment for the prior period.

Variable Settlement Options—Transfer of Annuity Units. By making a written or telephone request to us at any time after the effective date, the payee may transfer the dollar value of a designated number of annuity units of a particular Subaccount for an equivalent dollar amount of annuity units of another Subaccount. The transfer request will take effect as of the end of the Valuation Period when we receive the request. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. central time on a Business Day, we will process the transfer of the dollar value of a designated number of annuity units calculated as of 3:00 p.m. central time that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. central time on a Business Day, we will process the transfer of the dollar value of a designated number of annuity units calculated as of 3:00 p.m. central time on the following Business Day. We treat facsimile and telephone requests as having been received based upon the time noted on the beginning of the transmission.

On the date of the transfer, the dollar amount of a variable annuity payment generated from the annuity units of either Subaccount would be the same. The payee may transfer the dollar amount of annuity units of one Subaccount for annuity units of another Subaccount an unlimited number of times. We only permit such transfers between the Subaccounts. Please note that the COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount are no longer available to receive the dollar amount of annuity units from other Subaccounts.

You may continue to transfer the dollar amount of annuity units from the COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount to the other Subaccounts until the date of the Substitution.

Variable Settlement Options—Surrenders. Upon Written Notice, a payee may make a full surrender of the payments remaining in the guarantee period of a variable settlement option and receive the surrender value. We allow full surrenders from variable settlement options only during the period in which we guarantee variable annuity payments for a specified number of years. We do not allow any partial withdrawals of the dollar amounts allocated to a variable settlement option. The surrender value is equal to the commuted value of remaining payments in the guarantee period of a variable settlement option.

The commuted value is the present value of the remaining stream of payments in the guarantee period of a variable settlement option, computed using the assumed interest rate and the annuity unit value(s) calculated as of the date we receive your surrender request. If we receive your Written Notice to surrender prior to 3:00 p.m. central time on a Business Day, we will calculate the annuity unit values as of 3:00 p.m. central time that Business Day. If we receive your Written Notice at or after 3:00 p.m. central time on a Business Day, we will calculate the annuity unit values as of 3:00 p.m. central time on the following Business Day.

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We assume that each payment under a variable settlement option would be equal to the sum of the number of annuity units in each Subaccount multiplied by the applicable annuity unit value for each Subaccount as of the end of the Valuation Period on the payment date selected.

Please refer to APPENDIX B for more information on variable annuity payments.

YIELDS AND TOTAL RETURNS

We may advertise, or include in sales literature, yields, effective yields and total returns for the Subaccounts. These figures are based on historical earnings and do not indicate or project future performance. Each Subaccount may also advertise, or include in sales literature, performance relative to certain performance rankings and indices compiled by independent rating organizations. You may refer to the Statement of Additional Information for more detailed information relating to performance.

The effective yield and total return calculated for each Subaccount is based on the investment performance of the corresponding Investment Option, which includes the Investment Option’s total operating expenses. (See the accompanying Investment Option prospectuses.)

The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. This yield is calculated by assuming that the income generated during that 30-day or one-month period is generated each period over 12-months and is shown as a percentage of the investment.

The yield of the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. This yield is calculated by assuming that the income generated for that seven-day period is generated each period for 52-weeks and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The total return of a Subaccount refers to return quotations of an investment in a Subaccount for various periods of time. Total return figures are provided for each Subaccount for one-, five- and ten-year periods, respectively. For periods prior to the date the Account commenced operations,performance information is calculated based on the performance of the Investment Options and the assumption that the Subaccounts were in existence for those same periods, with the level of Contract charges which were in effect at inception of the Subaccounts.

The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if you terminated your Contract at the end of each period indicated, but excluding any deductions for premium taxes).

In addition to standardized average annual total return, non-standardized total return information may be used in advertisements or sales literature. Non-standardized return information will be computed on the same basis as described above, but does not include a surrender charge. In addition, the Company may disclose cumulative total return for Contracts funded by Subaccounts.

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Each Investment Option’s yield, and standardized and non-standardized average annual total returns may also be disclosed, which may include investment periods prior to the date the Account commenced operations. Non-standardized performance data will only be disclosed if standardized performance data is also disclosed. Please refer to the Statement of Additional Information for additional information regarding the calculation of other performance data.

In advertising and sales literature, Subaccount performance may be compared to the performance of other issuers of variable annuity contracts which invest in mutual fund portfolios with similar investment objectives. Lipper Analytical Services, Inc. (“Lipper”) and the Variable Annuity Research Data Service (“VARDS”) are independent services which monitor and rank the performance of variable annuity issuers according to investment objectives on an industry-wide basis.

The rankings provided by Lipper include variable life insurance issuers as well as variable annuity issuers, whereas the rankings provided by VARDS compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor’s Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any deductions for operating expenses. Other independent ranking services and indices may also be used as a source of performance comparison.

We may also report other information, including the effect of tax-deferred compounding on a Subaccount’s investment returns, or returns in general, which may be illustrated by tables, graphs or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio’s investment experience is positive.

FEDERAL TAX MATTERS

The following discussion is general and is not intended as tax advice

Introduction

This discussion is general in nature and is not intended as tax advice. It is based on the Company’s understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (“IRS”). No representation is made as to the likelihood of the continuation of these current tax laws and interpretations. Moreover, no attempt has been made to consider any applicable state or other tax laws. Each person concerned should consult a competent tax advisor.

A Contract may be purchased on a non-qualified basis (“Non-Qualified Contract”) or purchased and used in connection with plans qualifying for favorable tax treatment (“Qualified Contract”). A Qualified Contract is designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended (the “Code”). The effect of federal income taxes on amounts held under a Contract or annuity payments, and on the economic benefit

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to the Owner, the Annuitant or the Beneficiary depends on the type of retirement plan, the tax and employment status of the individual concerned, and the Company’s tax status. In addition, an individual must satisfy certain requirements in connection with:

•	purchasing a Qualified Contract with proceeds from a tax-qualified plan, and

•	receiving distributions from a Qualified Contract in order to continue to receive favorable tax treatment.

Therefore, purchasers of Qualified Contracts are encouraged to seek competent legal and tax advice regarding the suitability and tax considerations specific to their situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

Tax Status of the Contract

The Company believes that the Contract will be subject to tax as an annuity contract under the Code, which generally means that any increase in Accumulated Value will not be taxable until monies are received from the Contract, either in the form of annuity payments or in some other form. The following Code requirement must be met in order to be subject to annuity contract treatment for tax purposes:

Diversification Requirements. Section 817(h) of the Code provides that separate account investments must be “adequately diversified” in accordance with Treasury regulations in order for Non-Qualified Contracts to qualify as annuity contracts for federal tax purposes. The Account, through each Investment Option, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in each Subaccount may be invested. Nonetheless, the Company believes that each Investment Option in which the Account owns shares will meet the diversification requirements.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated for federal tax purposes as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contract, we believe that the Owner of a Contract should not be treated as the owner of the assets of the Account. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent an Owner from being treated as the owner of the underlying assets of the Account.

Required Distributions. In order to be treated as an annuity Contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

•	if any Owner dies on or after the Annuitization Date but before the interest in the Contract has been fully distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner’s death; and

•	if any Owner dies prior to the Annuitization Date, the interest in the Contract will be distributed within five years after the date of the Owner’s death.

These requirements will be considered satisfied as to any portion of an Owner’s interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Owner’s death. An Owner’s designated Beneficiary is the person to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner.

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Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

Taxation of Annuities

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

In General. Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person is not taxed on increases in the value of a Contract until distribution occurs through a partial withdrawal, surrender or annuity payment. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulated Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or settlement option) is taxable as ordinary income.

Non-Natural Owner. A non-natural Owner of an annuity contract generally must include any increase in the excess of the cash value over the “investment in the contract” as income during the taxable year. However, there are some exceptions to this rule. Certain Contracts will generally be treated as held by a natural person if:

•	the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person (but not in the case of certain non-qualified deferred compensation arrangements);

•	the Contract is acquired by an estate of a decedent by reason of the death of the decedent;

•	the Contract is issued in connection with certain Qualified Plans;

•	the Contract is purchased by an employer upon the termination of certain Qualified Plans;

•	the Contract is used in connection with a structured settlement agreement; or

•	the Contract is purchased with a single payment within a year of the annuity starting date and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

A prospective Owner that is not a natural person should discuss these exceptions with their tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Partial Withdrawals and Complete Surrenders. Under Section 72(e) of the Code, if a partial withdrawal is taken from a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the participant’s total accrued benefit or balance under the retirement plan. The “investment in the Contract” generally equals the portion, if any, of any premium payments paid by or on behalf of the individual under a Contract which was not excluded from the individual’s gross income. For Contracts issued in connection with qualified plans, the investment in the Contract can be zero. Special tax rules may be available for certain distributions from Qualified Contracts, and special rules apply to distributions from Roth IRAs.

Under Section 72(e) of the Code, if a partial withdrawal is taken from a Non-Qualified Contract (including a withdrawal under the systematic withdrawal option), amounts received are generally first treated as taxable income to the extent that the Accumulated Value immediately before the partial withdrawal exceeds the investment in the Contract at that time. Any additional amount withdrawn is not taxable.

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In the case of a surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the investment in the Contract.

Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity contract for another and the contract received is treated as a new contract for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Section 1035 transactions and prospective Owners wishing to take advantage of Section 1035 should consult their tax adviser.

Annuity Payments. Although tax consequences may vary depending on the settlement option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if the Owner applies only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of the death of an Owner or Annuitant. Generally, such amounts are includible in the income of the recipient as follows:

•	if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or

•	if distributed under a settlement option, they are taxed in the same way as annuity payments.

For these purposes, the investment in the contract remains the amount of any purchase payments which were not excluded from gross income.

Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, a 10% federal tax penalty may be imposed. However, generally, there is no penalty applied on distributions:

•	made on or after the taxpayer reaches age 59 1/2;

•	made on or after the death of the holder (or if the holder is not an individual, the death of the primary Annuitant);

•	attributable to the taxpayer becoming disabled;

•	as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated Beneficiary;

•	made under certain annuities issued in connection with structured settlement agreements;

•	made under an annuity contract that is purchased with a single premium when the Annuitization Date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity payment period; and

•	any payment allocable to an investment (including earnings thereon) made before August 14, 1982 in a contract issued before that date.

Other tax penalties may apply to certain distributions under a Qualified Contract. Contract Owners should consult their tax adviser.

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Account Charges. It is possible that the Internal Revenue Service may take a position that any charges or deemed charges for certain optional benefits should be treated as taxable distributions to you. In particular, the Internal Revenue Service could take the position that any deemed charges associated with the Incremental Death Benefit Rider constitute a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to your reaching age 59 1/2. You should consult your tax adviser prior to selecting any optional benefit under the Contract.

Transfers, Assignments or Exchanges of a Contract

Certain tax consequences may result upon:

•	a transfer of ownership of a Contract,

•	the designation of an Annuitant, payee or other Beneficiary who is not also the Owner,

•	the selection of certain Retirement Dates, or

•	the exchange of a Contract.

An Owner contemplating any of these actions should consult their tax adviser.

Withholding

Generally, distributions from a Contract are subject to withholding of federal income tax at a rate which varies according to the type of distribution and the Owner’s tax status. The Owner generally can elect not to have withholding apply.

Eligible rollover distributions from section 401(a) plans, section 403(a) annuities and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An “eligible rollover distribution” is any distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Multiple Contracts

All non-qualified deferred annuity contracts entered into after October 21, 1988 that are issued by the Company (or its affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under Section 72(e). This rule could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same Owner. Accordingly, an Owner should consult a competent tax adviser before purchasing more than one annuity contract.

Taxation of Qualified Contracts

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions

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of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

•	contributions in excess of specified limits;

•	distributions prior to age 59 1/2 (subject to certain exceptions);

•	distributions that do not conform to specified commencement and minimum distribution rules; and

•	other specified circumstances.

Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but the Company shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

For qualified plans under Section 401(a), 403(a) and 403(b), the Code requires that distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1/2. For Roth IRAs under Section 408A, distributions are not required during the Owner’s lifetime. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover. If you are attempting to satisfy these rules through partial withdrawals before the annuity commencement date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax adviser.

Brief descriptions follow of the various types of qualified retirement plans available in connection with a Contract. The Company will amend the Contract as necessary to conform it to the requirements of the Code.

Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA.” These IRAs are subject to limits on the amount that may be contributed, the amount that may be deducted, the persons who may be eligible and the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an IRA. Sales of the Contract for use with IRAs may be subject to special requirements of the Internal Revenue Code. Earnings in an IRA are not taxed until distribution.

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IRA contributions are limited each year to the lesser of an amount specified in the Code for the year or 100% of the amount of compensation includible in the Owner’s gross income for the year and may be deductible in whole or in part depending on the individual’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are “rolled over” on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

SEP IRAs. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

SIMPLE IRAs. Section 408(p) of the Code permits small employers to establish SIMPLE IRAs under which employees may elect to defer a percentage of their compensation. The sponsoring employer is required to make a matching, or non-elective, contribution on behalf of eligible employees. Distributions from a SIMPLE IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan.

Roth IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or conversion from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012. Such conversions are subject to a 10% penalty tax if they are distributed before five years have passed since the year of the conversion. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made:

•	before age 59 1/2 (subject to certain exceptions), or

•	during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

Tax Sheltered Annuities. Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the premiums paid, within certain limits, on a Contract that will provide an annuity for the employee’s retirement. These premiums may be subject to FICA (social security) tax. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

•	elective contributions made in years beginning after December 31, 1988;

•	earnings on those contributions; and

•	earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distribution of those amounts may only occur upon:

•	death of the employee,

•	attainment of age 59 1/2,

•	severance from employment,

•	disability, or

•	financial hardship.

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In addition, income attributable to elective contributions may not be distributed in the case of hardship. If your Contract was issued in connection with a qualified plan under Section 403(b) of the Code, starting January 1, 2009 we generally are required to confirm, with your plan sponsor or otherwise, that surrenders, partial withdrawals or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other contracts or accounts you have under the qualified plan under Section 403(b) of the Code among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers. A distribution of elective contributions made to a tax-sheltered annuity on account of hardship may be subject to penalties. For Contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s Section 403(b) plan.

Death Benefits. The Guaranteed Minimum Death Benefit Endorsement or Incremental Death Benefit Rider could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or tax-sheltered annuity. Such amounts could also be considered in calculating required minimum distributions. Because these death benefits may exceed applicable limitations, employers using the Contract in connection with such plans should consult their tax adviser.

Restrictions under Qualified Contracts. Other restrictions with respect to the election, commencement or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

Possible Charge for the Company’s Taxes

The Company currently makes no charge to the Subaccounts for any Federal, state or local taxes that the Company incurs which may be attributable to such Subaccounts or the Contracts. We reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that the Company determines to be properly attributable to the Subaccounts or to the Contracts.

Other Tax Consequences

As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of current law. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend this discussion as tax advice.

Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of a Contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the Contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary.

Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. You should consult your tax adviser for further information.

52

Generation-skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Estate, Gift and Generation-Skipping Transfer Taxes in 2010. In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the GST for transfers made in 2010.

Beginning in 2011, the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the “2010 Act”) increases the federal estate tax exemption to $5,000,000 and reduces the federal estate tax rate to 35%; increases the Federal gift tax exemption to $5,000,000 and retains the federal gift tax rate at 35%; and increases the GST tax exemption to $5,000,000 and reduces the GST tax rate to 35%. Commencing in 2012, these exemption amounts will be indexed for inflation.

The estate, gift, and GST provisions of the 2010 Act are only effective until December 31, 2012, after which the provisions will sunset, and the federal estate, gift and GST taxes will return to their pre-2001 levels, resulting in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make these provisions of the 2010 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rican branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

Medicare Tax. Beginning in 2013, distributions from non-qualified annuity contracts will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly, and $125,000 for married filing separately). You should consult a tax adviser for more information.

53

THE SUBSTITUTION

The Company has requested the approval of the SEC for the removal of the COUNTRY VP Growth Fund and the COUNTRY VP Bond Fund as Investment Options under the Contract. Following our receipt of the SEC’s approval, we will set a date to automatically transfer any Accumulated Value you have in the COUNTRY VP Growth Subaccount to the Fidelity VIP Index 500 (Initial Class) Subaccount and any Accumulated Value in the COUNTRY VP Bond Subaccount to the Fidelity VIP Investment Grade Bond (Initial Class) Subaccount. The COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount will cease to be available under the Contract on the date of the Substitution. Once the date of the Substitution has been determined, we will notify you of the date via U.S. mail.

The COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount are no longer available to receive premiums and Accumulated Value transferred from other Subaccounts and the Declared Interest Option. If you request to allocate premium or transfer Accumulated Value to either or both the COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount, we will consider your request as not in good order, and we will not process the request unless you provide us with further allocation instructions. In a case involving an allocation of premium, we will return the premium to you if you do not provide us with further allocation instructions.

You may continue to transfer Accumulated Value from the COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount to the other Subaccounts and the Declared Interest Option until the date of the Substitution. Transfers made from the COUNTRY VP Growth Subaccount and the COUNTRY VP Bond Subaccount to the other Subaccounts and the Declared Interest Option between the date of this prospectus and the date of the Substitution will be free of charge and do not count toward the twelve free transfers you may make each Contract Year. Although we have no current intention of increasing the amount of the transfer processing fee, we agree not to exercise our right to do so for at least 30 days after the Substitution.

Within five days after the Substitution, we will forward to Owners affected by the Substitution a written notice informing them of the details regarding the Substitution.

DISTRIBUTION OF THE CONTRACTS

We have entered into a distribution agreement with our affiliate, COUNTRY Capital Management Company (“COUNTRY Capital”) for the distribution and sale of the Contracts. COUNTRY Capital may sell the Contracts through registered representatives, or through other broker-dealers (“selling firms”) that have entered into selling agreements with COUNTRY Capital.

COUNTRY Capital receives a 0.25% fee from the following Investment Options in the form of 12b-1 fees based on Contract assets allocated to the Investment Option: Fidelity Variable Insurance Products Funds: VIP Mid Cap Portfolio; and Franklin Global Real Estate Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin U.S. Government Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund. 12b-1 class shares of these Investment Options have adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows the Investment Options to pay fees out of Investment Option assets to those who sell and distribute Investment Option shares. COUNTRY Capital may pay part or all of such compensation to selling firms.

We pay commissions to COUNTRY Capital for the sale of the Contracts by its registered representatives as well as by selling firms. The maximum commissions payable for Contract sales by COUNTRY Capital will be 4% of premiums paid under a Contract in the first Contract Year and

54

3% of renewal premiums in each Policy Year after the first Policy Year. We also pay a trail commission of 0.20% of the Accumulated Value of the Contract at the end of each Contract Year.

COUNTRY Capital passes through commissions it receives to its registered representatives and to selling firms except in the infrequent event of a Contract unassigned to a registered representative, and does not retain any override as distributor for the Contracts. However, under the distribution agreement with COUNTRY Capital, COUNTRY Capital is given an allowance by the Company for the following sales expenses: supervisor and registered representative compensation, representative training allowance, advertising expenses and all other expenses of distributing the Contracts.

Because registered representatives of COUNTRY Capital are also insurance agents of the Company, they and their managers may be eligible for various cash benefits such as bonuses, insurance benefits, and non-cash compensation items that the Company offers. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. Sales of the Contracts may help COUNTRY Capital’s sales representatives and/or their managers qualify for such benefits. COUNTRY Capital’s registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, which may include payments made for the recruitment and training of personnel, and similar services.

A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners of the Account. See “DISTRIBUTION OF THE CONTRACTS” in the Statement of Additional Information for more information concerning compensation paid for the sale of the Contracts.

We have discontinued new sales of the Contracts to the public.

Under the BrokerCheck Program, Financial Industry Regulatory Authority (“FINRA”) provides certain information regarding the disciplinary history of member broker-dealers and their associated persons in response to written, electronic or telephonic inquiries. FINRA’s BrokerCheck Hotline telephone number is 1-800-289-9999 and their Web site address is www.finra.org. An investor brochure is available that includes information describing FINRA BrokerCheck.

LEGAL PROCEEDINGS

The Company, like other life insurance companies, is involved in lawsuits. Currently, there are no class action lawsuits naming the Company as a defendant or involving the Account. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Account, the ability of COUNTRY Capital to perform its contract with the Account or the ability of the Company to meet its obligations under the Contract.

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VOTING RIGHTS

To the extent required by law, the Company will vote Fund shares held in the Account at regular and special shareholder meetings of the Fund, in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change and, as a result, the Company determines that it is permitted to vote the Fund shares in its own right, it may elect to do so.

The number of votes you have the right to instruct will be calculated separately for each Subaccount to which you have allocated or transferred Accumulated Value or proceeds, and may include fractional votes. The number of votes attributable to a Subaccount is determined by dividing your Accumulated Value or proceeds in that Subaccount by the net asset value per share of the Investment Option of the corresponding Subaccount.

The number of votes of an Investment Option that are available to you is determined as of the date coincident with the date established by that Investment Option for determining shareholders eligible to vote at the relevant meeting for that Fund. Voting instructions will be solicited prior to such meeting in accordance with procedures established by each Fund.

The Company will vote Fund shares attributable to Contracts as to which no timely instructions are received (as well as any Fund shares held in the Account which are not attributable to Contracts) in proportion to the voting instructions received with respect to all Contracts participating in each Investment Option. Voting instructions to abstain on any item to be voted upon will be applied on a pro-rata basis to reduce the votes eligible to be cast on a matter. Proportional voting may result in a small number of contract owners determining the outcome of a vote.

FINANCIAL STATEMENTS

The statutory-basis financial statements of COUNTRY Investors Life Assurance Company as of December 31, 2010 and 2009 and the related statutory-basis statements of income, changes in capital and surplus, and cash flow for the years then ended are contained in the Statement of Additional Information along with the report of our auditor, Ernst & Young LLP, an independent registered public accounting firm. Likewise, the audited statements of assets and liabilities for each of the Subaccounts constituting the Account as of December 31, 2010 and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, as well as the related report of Ernst & Young LLP are contained in the Statement of Additional Information.

The Company’s financial statements should be considered only as bearing on the Company’s ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

DEFINITIONS

Account: COUNTRY Investors Variable Annuity Account.

Accumulated Value: The total amount invested under the Contract, which is the sum of the values of the Contract in each Subaccount of the Account plus the value of the Contract in the Declared Interest Option.

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Annuitant: The person whose life determines the annuity benefits payable under the Contract and whose death determines the death benefit.

Annuitization Date: The date when the Company applies the Accumulated Value under a settlement option, if the Annuitant is still living.

Beneficiary: The person to whom the Company pays the proceeds on the death of the Owner or Annuitant.

Business Day: Each day that the New York Stock Exchange is open for trading. Assets are valued at the close of each Business Day (generally, 3:00 p.m. central time).

Cash Surrender Value: The Accumulated Value less any applicable surrender charge.

The Code: The Internal Revenue Code of 1986, as amended.

The Company (“we”, “us” or “our”): COUNTRY Investors Life Assurance Company.

Contract: The individual flexible premium deferred variable annuity contract we offer and describe in this Prospectus, which term includes the basic contract described in this Prospectus, the contract application, any supplemental applications and any endorsements or additional benefit riders or agreements.

Contract Anniversary: The same date in each Contract Year as the Contract Date.

Contract Date: The date on which the Company receives a properly completed application at our Variable Product Service Center. It is the date set forth on the data page of the Contract which the Company uses to determine Contract Years and Contract Anniversaries.

Contract Year: A twelve-month period beginning on the Contract Date or on a Contract Anniversary.

Declared Interest Option: A fixed interest option under the Contract funded by the Company’s General Account. It is not part of, nor dependent upon, the investment performance of the Account.

Due Proof of Death: Satisfactory documentation provided to the Company verifying proof of death. This documentation may include the following:

(a)	a certified copy of the death certificate;

(b)	a certified copy of a court decree reciting a finding of death;

(c) the Beneficiary’s statement of election;

(d) a copy of the Beneficiary’s Form W-9; or

(e)	any other proof satisfactory to the Company.

Fund: An investment company registered with the SEC under the Investment Company Act of 1940 as an open-end diversified management investment company or unit investment trust in which the Account invests.

General Account: The assets of the Company other than those allocated to the Account or any other separate account of the Company.

Investment Option: A Fund, or a separate investment portfolio of a Fund in which a Subaccount invests.

Non-Qualified Contract: A Contract that is not a Qualified Contract.

Owner (“you” or “your”): The person who owns the Contract and who is entitled to exercise all rights and privileges provided in the Contract.

Qualified Contract: A Contract the Company issues in connection with plans that qualify for special federal income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408 or 408A of the Code.

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SEC: The U.S. Securities and Exchange Commission.

Subaccount: A subdivision of the Account which invests its assets exclusively in a corresponding Investment Option.

Valuation Period: The period of time over which we determine the change in value of the Subaccounts. Each valuation period begins at the close of normal trading of the New York Stock Exchange (generally, 3:00 p.m. central time) on one Business Day and ends at the close of normal trading of the New York Stock Exchange on the next succeeding Business Day.

Variable Product Service Center: The Company’s administrative office at 5400 University Avenue, West Des Moines, Iowa 50266, or PO Box 9239, Des Moines, Iowa 50306.

Written Notice: A written request or notice signed by the Owner on a form satisfactory to the Company which we receive at our Variable Product Service Center.

Investment Company Act of 1940, File Number 811-21330

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APPENDIX A

Condensed Financial Information

The following reflects the accumulation unit information for the Subaccounts for the one-year periods ended on December 31.

	Accumulation		Accumulation
	Unit Value at		Unit Value at		Number of Units at
	Beginning of Year		End of Year		End of Year
American Century VP Ultra Fund

2004		$10.000000		$10.481432	3,025.103773

2005		$10.481432		$10.581369	7,650.777782

2006		$10.581369		$10.113630	19,159.910261

2007		$10.113630		$12.094275	25,765.219904

2008		$12.094275		$6.992516	24,441.346092

2009		$6.992516		$9.292608	23,083.415788

2010	$		$

American Century VP Vista Fund

2004		$10.000000		$10.236082	9.700000

2005		$10.236082		$10.950793	9,395.896897

2006		$10.950793		$11.797243	12,527.364138

2007		$11.797243		$16.296054	14,786.707343

2008		$16.296054		$8.272788	4,882.998383

2009		$8.272788		$10.011676	5,464.366732

2010	$		$

Calvert VP Russell 2000® Small Cap Index Portfolio(3)

2004		$10.000000		$11.104124	12,470.442015

2005		$11.104124		$11.413329	26,967.922132

2006		$11.413329		$13.265216	40,299.628086

2007		$13.265216		$12.818560	53,184.359062

2008		$12.818560		$8.364663	67,798.540075

2009		$8.364663		$10.431111	51,027.257188

2010	$		$

Calvert VP S&P MidCap 400® Index Portfolio(4)

2004		$10.000000		$10.987348	11,076.760730

2005		$10.987348		$12.154864	25,659.411573

2006		$12.154864		$13.179736	37,057.920493

2007		$13.179736		$13.984894	43,269.010868

2008		$13.984894		$8.756534	40,781.146522

2009		$8.756534		$11.801102	34,944.454844

2010	$		$

	Accumulation		Accumulation
	Unit Value at		Unit Value at		Number of Units at
	Beginning of Year		End of Year		End of Year
COUNTRY VP Bond Fund

2004		$10.000000		$10.159782	18,229.526250

2005		$10.159782		$10.222217	64,152.304730

2006		$10.222217		$10.439432	90,593.204793

2007		$10.439432		$11.061423	139,656.668471

2008		$11.061423		$11.296053	222,684.086899

2009		$11.296053		$12.043491	324,676.753504

2010	$		$

COUNTRY VP Growth Fund

2004		$10.000000		$10.400196	29,183.277547

2005		$10.400196		$10.824403	77,598.174275

2006		$10.824403		$11.855354	87,510.225628

2007		$11.855354		$12.520664	102,088.669118

2008		$12.520664		$8.545299	96,272.249236

2009		$8.545299		$10.433922	87,617.128448

2010	$		$

Dreyfus Variable Investment Fund Appreciation Portfolio—Initial Share Class

2004		$10.000000		$10.132073	6,147.944292

2005		$10.132073		$10.450150	15,442.212327

2006		$10.450150		$12.029024	17,021.596535

2007		$12.029024		$12.733689	25,075.808691

2008		$12.733689		$8.863750	20,523.438689

2009		$8.863750		$10.734696	21,858.574318

2010	$		$

Dreyfus Variable Investment Fund Growth & Income Portfolio—Initial Share Class

2004		$10.000000		$10.779833	5,673.708318

2005		$10.779833		$11.009055	14,045.142526

2006		$11.009055		$12.458561	15,643.682449

2007		$12.458561		$13.350126	17,190.430210

2008		$13.350126		$7.859859	11,920.331530

2009		$7.859859		$10.002536	10,429.014693

2010	$		$

Dreyfus Variable Investment Fund International Equity Portfolio—Initial Share Class

2004		$10.000000		$12.009921	4,564.327393

2005		$12.009921		$13.618986	20,597.863454

2006		$13.618986		$16.596999	34,451.903055

2007		$16.596999		$19.208192	64,241.366952

2008		$19.208192		$10.965626	75,638.601529

2009		$10.965626		$13.574199	75,567.838713

2010	$		$

	Accumulation		Accumulation
	Unit Value at		Unit Value at		Number of Units at
	Beginning of Year		End of Year		End of Year
Dreyfus Variable Investment Fund Opportunistic Small Cap Portfolio—Initial Share Class(2)

2004		$10.000000		$10.299262	9,077.424207

2005		$10.299262		$10.767959	29,069.934754

2006		$10.767959		$11.042672	37,780.921985

2007		$11.042672		$9.703638	44,003.164555

2008		$9.703638		$5.983848	31,887.510485

2009		$5.983848		$7.452433	28,470.001762

2010	$		$

EquiTrust Blue Chip Portfolio—Initial Class

2004		$10.000000		$10.269189	10,298.984016

2005		$10.269189		$10.379537	13,274.074663

2006		$10.379537		$12.044940	18,926.517856

2007		$12.044940		$12.673535	32,431.039288

2008		$12.673535		$8.726054	22,826.671568

2009		$8.726054		$10.170610	22,058.029865

2010	$		$

EquiTrust High Grade Bond Portfolio—Initial Class

2004		$10.000000		$10.229483	15,029.847274

2005		$10.229483		$10.376541	38,479.920931

2006		$10.376541		$10.744302	64,254.471428

2007		$10.744302		$11.198860	174,941.909025

2008		$11.198860		$10.891440	212,345.251747

2009		$10.891440		$12.043920	216,117.206558

2010	$		$

EquiTrust Managed Portfolio—Initial Class

2004		$10.000000		$10.499399	3,047.439216

2005		$10.499399		$10.845297	8,433.598537

2006		$10.845927		$12.002989	12,760.685370

2007		$12.002989		$12.556260	25,839.343101

2008		$12.556260		$9.933132	25,809.176365

2009		$9.933132		$11.623534	26,066.490102

2010	$		$

EquiTrust Money Market Portfolio—Initial Class

2004		$10.000000		$9.958659	6,028.319841

2005		$9.958659		$10.086981	3,170.912170

2006		$10.086981		$10.409364	5,652.961262

2007		$10.409364		$10.770399	31,805.917248

2008		$10.770399		$10.845567	124,120.068734

2009		$10.845567		$10.729335	25,639.104974

2010	$		$

	Accumulation		Accumulation
	Unit Value at		Unit Value at		Number of Units at
	Beginning of Year		End of Year		End of Year
EquiTrust Strategic Yield Portfolio—Initial Class

2004		$10.000000		$10.575732	12,327.096822

2005		$10.575732		$10.791792	25,423.134459

2006		$10.791792		$11.388808	41,644.326615

2007		$11.388808		$11.653932	64,523.574139

2008		$11.653932		$10.238949	93,744.273502

2009		$10.238949		$12.592110	94,497.551398

2010	$		$

Fidelity VIP Contrafund Portfolio—Initial Class

2004		$10.000000		$11.201789	17,938.311128

2005		$11.201789		$12.944786	82,937.105155

2006		$12.944786		$14.291778	159,300.498454

2007		$14.291778		$16.607112	228,046.100823

2008		$16.607112		$9.432441	246,684.173327

2009		$9.432441		$12.649711	249,991.422550

2010	$		$

Fidelity VIP Growth & Income Portfolio—Initial Class

2004		$10.000000		$10.272183	5,169.832728

2005		$10.272183		$10.925691	13,010.578066

2006		$10.925691		$12.220103	18,555.927412

2007		$12.220103		$13.539109	21,984.843123

2008		$13.539109		$7.798635	20,860.844310

2009		$7.798635		$9.802892	18,003.186488

2010	$		$

Fidelity VIP Growth Portfolio—Initial Class

2004		$10.000000		$9.767253	14,702.033291

2005		$9.767253		$10.211342	21,755.030252

2006		$10.211342		$10.782359	29,083.152750

2007		$10.782359		$13.528258	43,751.739184

2008		$13.528258		$7.061292	51,458.099952

2009		$7.061292		$8.951811	45,523.252445

2010	$		$

Fidelity VIP Index 500 Portfolio—Initial Class

2004		$10.000000		$10.637251	26,173.909770

2005		$10.637251		$11.018292	50,630.827837

2006		$11.018292		$12.601577	98,951.442254

2007		$12.601577		$13.128898	150,842.280071

2008		$13.128898		$8.172636	184,441.052027

2009		$8.172636		$10.224663	184,773.489183

2010	$		$

	Accumulation		Accumulation
	Unit Value at		Unit Value at		Number of Units at
	Beginning of Year		End of Year		End of Year
Fidelity VIP Mid Cap Portfolio—Service Class 2

2004		$10.000000		$11.930189	17,655.813014

2005		$11.930189		$13.913953	45,661.207284

2006		$13.913953		$15.456627	83,578.218770

2007		$15.456627		$17.616367	106,172.764676

2008		$17.616367		$10.512234	108,697.165252

2009		$10.512234		$14.518184	90,824.204232

2010	$		$

Fidelity VIP Overseas Portfolio—Initial Class

2004		$10.000000		$10.931354	5,812.833497

2005		$10.931354		$12.859846	10,041.797887

2006		$12.859846		$15.007407	24,361.408661

2007		$15.007407		$17.398196	38,571.334906

2008		$17.398196		$9.659753	61,416.429104

2009		$9.659753		$12.078209	43,470.527397

2010	$		$

Franklin Global Real Estate Fund—Class

2004		$10.000000		$12.341093	7,955.564547

2005		$12.341093		$13.839173	26,065.919502

2006		$13.839173		$16.493056	44,513.896292

2007		$16.493056		$12.895532	56,916.839710

2008		$12.895532		$7.340120	68,279.042438

2009		$7.340120		$8.637869	91,039.518927

2010	$		$

Franklin Small-Mid Cap Growth Securities Fund—Class 2

2004		$10.000000		$11.161049	5,643.027918

2005		$11.161049		$11.557092	11,211.401495

2006		$11.557092		$12.414358	20,356.815635

2007		$12.414358		$13.646010	30,102.340268

2008		$13.646010		$7.753491	28,347.081969

2009		$7.753491		$11.001128	24,421.147387

2010	$		$

Franklin Small Cap Value Securities Fund—Class 2

2004		$10.000000		$12.033817	4,151.395348

2005		$12.033817		$12.934528	13,551.856956

2006		$12.934528		$14.953920	25,723.941055

2007		$14.953920		$14.423915	46,143.375136

2008		$14.423915		$9.547170	73,264.545638

2009		$9.547170		$12.184276	128,529.900597

2010	$		$

	Accumulation		Accumulation
	Unit Value at		Unit Value at		Number of Units at
	Beginning of Year		End of Year		End of Year
Franklin US Government Fund—Class 2

2004		$10.000000		$10.186082	11,468.555480

2005		$10.186082		$10.307468	14,937.801138

2006		$10.307468		$10.594951	32,337.546985

2007		$10.594951		$11.160716	61,424.413111

2008		$11.160716		$11.865302	51,821.580610

2009		$11.865302		$12.087704	71,625.720915

2010	$		$

Mutual Shares Securities Fund—Class 2

2004		$10.000000		$10.977655	69.607762

2005		$10.977655		$11.993572	2,568.998543

2006		$11.993572		$14.031489	9,504.192742

2007		$14.031489		$14.347142	13,508.456810

2008		$14.347142		$8.914978	10,222.935623

2009		$8.914978		$11.104539	10,958.326184

2010	$		$

Templeton Growth Securities Fund—Class 2

2004		$10.000000		$11.111083	4,807.335883

2005		$11.111083		$11.952629	17,093.051196

2006		$11.952629		$14.389003	23,276.239149

2007		$14.389003		$14.551637	38,462.186764

2008		$14.551637		$8.292036	30,755.935069

2009		$8.292036		$10.742752	29,716.360004

2010	$		$

JPMorgan Insurance Trust Mid Cap Value—Class 1

2004		$10.000000		$11.570158	5,463.890881

2005		$11.570158		$12.486827	25,434.864118

2006		$12.486827		$14.418393	29,919.865848

2007		$14.418393		$14.596084	48,171.316547

2008		$14.596084		$9.633270	38,336.852352

2009		$9.633270		$12.058846	32,711.652155

2010	$		$

JPMorgan Insurance Trust Small Cap Core Portfolio—Class 1

2004		$10.000000		$12.329515	7,221.697904

2005		$12.329515		$12.599901	14,729.906625

2006		$12.599901		$14.321073	17,285.015204

2007		$14.321073		$13.347669	21,351.351981

2008		$13.347669		$8.970794	16,297.506615

2009		$8.970794		$10.865618	35,489.964201

2010	$		$

	Accumulation		Accumulation
	Unit Value at		Unit Value at		Number of Units at
	Beginning of Year		End of Year		End of Year
T. Rowe Price Equity Income

2004		$10.000000		$11.089028	10,897.881478

2005		$11.089028		$11.387459	34,791.605907

2006		$11.387459		$13.388633	52,122.689214

2007		$13.388633		$13.660987	89,362.088672

2008		$13.660987		$8.623821	137,758.512633

2009		$8.623821		$10.703403	249,538.181322

2010	$		$

T. Rowe Price International Stock

2004		$10.000000		$10.917238	4,346.299708

2005		$10.917238		$12.518252	10,277.716196

2006		$12.518252		$14.734297	16,656.543071

2007		$14.734297		$16.457984	24,757.865237

2008		$16.457984		$8.341041	22,262.324341

2009		$8.341041		$12.561741	105,446.439491

2010	$		$

T. Rowe Price New America Growth

2004		$10.000000		$10.487948	9,526.771696

2005		$10.487948		$10.827421	17,478.000273

2006		$10.827421		$11.484416	37,594.566883

2007		$11.484416		$12.911849	46,251.784432

2008		$12.911849		$7.878672	36,682.333814

2009		$7.878672		$11.660825	36,388.063734

2010	$		$

T. Rowe Price Personal Strategy Balanced

2004		$10.000000		$10.907120	10,733.805335

2005		$10.907120		$11.470931	35,684.523145

2006		$11.470931		$12.679703	66,722.446003

2007		$12.679703		$13.482730	131,786.928264

2008		$13.482730		$9.341000	118,145.167286

2009		$9.341000		$12.196080	103,685.711896

2010	$		$

(1)	The Accumulation Unit Value information is based upon the subaccount’s investment in the Small Company Portfolio prior to the date of the merger of the Small Company Portfolio with Small Cap Core Portfolio, which merger occurred on or about April 25, 2009.

(2)	The Accumulation Unit Value information is based upon the subaccount’s investment in the Dreyfus VIF* Developing Leaders Portfolio prior to the date of the name change of the Dreyfus VIF* Developing Leaders Portfolio to Dreyfus VIF* Opportunistic Small Cap Portfolio, which occurred on or about April 19, 2010.

(3)	The Accumulation Unit Value information is based on the subaccount’s investment in the Summit Russell 2000® Small Cap Index Portfolio prior to the date of the name change of the Summit Russell 2000® Small Cap Index Portfolio to Calvert VP Russell 2000® Small Cap Index Portfolio, which occurred on or about April 30, 2010.

(4)	The Accumulation Unit Value information is based on the subaccount’s investment in the Summit S&P MidCap 400® Index Portfolio prior to the date of the name change of the Summit S&P MidCap 400® Index Portfolio to Calvert VP S&P MidCap 400® Index Portfolio, which occurred on or about April 30, 2010.

APPENDIX B

Calculating Variable Annuity Payments

The following charts have been prepared to show how investment performance could affect variable annuity payments over time. Each chart illustrates the variable annuity payments under a supplemental agreement issued in consideration of proceeds from a Non-Qualified Contract. Each chart illustrates certain variable annuity payments under five hypothetical rate of return scenarios. The first chart reflects the deduction of the guaranteed maximum mortality and expense risk charge while the second chart reflects the deduction of the current mortality and expense risk charge. Of course, the illustrations merely represent what such payments might be under a hypothetical supplemental agreement issued for proceeds from a hypothetical Contract.

What the Chart Illustrates. Each chart illustrates the first monthly payment in each of 25 years under a hypothetical variable payment supplemental agreement issued in consideration of proceeds from a hypothetical Non-Qualified Contract assuming a different hypothetical rate of return for a single Subaccount supporting the agreement. Each chart assumes that the first monthly payment in the initial year shown is $1,000.

Hypothetical Rates of Return. Under the first chart, the variable annuity payments reflect five different assumptions for a constant investment return before fees and expenses: 0.00%,     %,     %,     %, and 12.00%. Under the second chart, the variable annuity payments reflect five different assumptions for a constant investment return before fees and expenses: 0.00%,     %,     %,     % and 12.00%. Under the first chart, net of all expenses, these constant returns are:     %,     %,     %,     %, and     %. Under the second chart, net of all expenses, these constant returns are:     %,     %,     %,     %, and     %. The first variable annuity payment for each year reflects the 4% Assumed Interest Rate net of all expenses for the Subaccount (and the underlying Funds) pro-rated for the month shown. Fund management fees and operating expenses are assumed to be at an annual rate of     % of their average daily net assets. The first chart assumes the deduction of the guaranteed maximum mortality and expense risk charge at an annual rate of 1.40% while the second chart assumes the deduction of the current mortality and expense risk charge at an annual rate of 1.20%.

The first monthly variable annuity payments depicted in each chart are based on a hypothetical settlement option agreement and hypothetical investment results and are not projections or indications of future results. The Company does not guarantee or even suggest that any Subaccount, Contract or agreement issued by it would generate these or similar monthly payments for any period of time. Each chart is for illustration purposes only and does not represent future variable annuity payments or future investment returns. The first variable annuity payment in each year under an actual settlement option agreement issued in connection with an actual Contract will be more or less than those shown if the actual returns of the Subaccount(s) selected by the Owner are different from the hypothetical returns. Because a Subaccount’s investment return will fluctuate over time, variable annuity payments actually received by a payee will be more or less than those shown in this illustration. Also, in an actual case, the total amount of variable annuity payments ultimately received will depend upon the settlement option selected and the life of the payee. See the Prospectus section titled “SETTLEMENT OPTIONS—Election of Settlement Options and Annuity Payments.”

Assumptions on Which the Hypothetical Settlement Option Agreement and Contract are Based. Each chart reflects a hypothetical supplemental agreement and Contract. These, in turn, are based on the following assumptions:

•	The hypothetical Contract is a Non-Qualified Contract

•	The supplemental agreement is issued in consideration of proceeds from the hypothetical Contract

•	The proceeds applied under the agreement represent the entire Net Accumulated Value of the Contract and are allocated to a single Subaccount

•	Assuming guaranteed maximum mortality and expense risk charge, the single Subaccount has annual constant rates of return before fees and expenses of 0.00%, %, %, %, and 12.00%

•	Assuming current mortality and expense risk charge, the single Subaccount has annual constant rates of return before fees and expenses of 0.00%, %, %, %, and 12.00%.

•	Assumed Interest Rate is 4% per year

•	The payee elects to receive monthly variable annuity payments

•	The proceeds applied to the purchase of annuity units as of the effective date of the agreement under the annuity settlement option selected results in an initial variable annuity payment of $1,000

For a discussion of how an Owner or payee may elect to receive monthly, quarterly, semi-annual or annual variable annuity payments, see “SETTLEMENT OPTIONS.”

Assumed Interest Rate. Among the most important factors that determines the amount of each variable annuity payment is the Assumed Interest Rate. Under supplemental agreements available as of the date of this Prospectus, the Assumed Interest Rate is 4%. Variable annuity payments will increase in size from one annuity payment date to the next if the annualized net rate of return during that time is greater than the Assumed Interest Rate, and will decrease if the annualized net rate of return over the same period is less than the Assumed Interest Rate. (The Assumed Interest Rate is an important component of the net investment factor.) For a detailed discussion of the Assumed Interest Rate and net investment factor, see “SETTLEMENT OPTIONS.”

The $1,000 Initial Monthly Variable Annuity Payment. The hypothetical supplemental agreement has an initial monthly variable annuity payment of $1,000. The dollar amount of the first variable annuity payment under an actual agreement will depend upon:

•	the amount of proceeds applied

•	the annuity settlement option selected

•	the annuity purchase rates in the supplemental agreement on the effective date

•	the Assumed Interest Rate under the supplemental agreement on the effective date

•	the age of the payee

•	in most cases, the sex of the payee

For each column in each chart, the entire proceeds are allocated to a Subaccount having a constant rate of return as shown at the top of the column. However, under an actual settlement option agreement, proceeds are often allocated among several Subaccounts. The dollar amount of the first variable annuity payment attributable to each Subaccount is determined under an actual agreement by dividing the dollar value of the proceeds applied to that Subaccount as of the effective date by $1,000, and multiplying the result by the annuity purchase rate in the agreement for the settlement option selected. The amount of the first variable annuity payment is the sum of the first payments attributable to each Subaccount to which proceeds were allocated. For a detailed discussion of how the first variable annuity payment is determined, see “SETTLEMENT OPTIONS.” For comparison purposes, hypothetical monthly fixed annuity payments are shown in the column using a 4% net Assumed Interest Rate.

Initial Monthly Payments for Each Year Shown,
Assuming a Constant Rate of Return under Alternative Investment Scenarios and
Deduction of Guaranteed Maximum Mortality and Expense Risk Charge

To be updated

Contract	0.00% Gross	3.07% Gross	6.13% Gross	9.07% Gross	12.00% Gross
Year	-2.13% Net	0.94% Net	4.00% Net	6.94% Net	9.87% Net
1
2
3
4
5
6
7
8
9
10
11
12
13
14
15
16
17
18
19
20
21
22
23
24
25

Initial Monthly Payments for Each Year Shown,
Assuming a Constant Rate of Return under Alternative Investment Scenarios and
Deduction of Current Mortality and Expense Risk Charge

To be updated

Contract	0.00% Gross	2.98% Gross	5.95% Gross	8.98% Gross	12.00% Gross
Year	-1.95% Net	1.03% Net	4.00% Net	7.03% Net	10.05% Net
1
2
3
4
5
6
7
8
9
10
11
12
13
14
15
16
17
18
19
20
21
22
23
24
25

STATEMENT OF ADDITIONAL INFORMATION

SAI-TOC

If you would like a copy of the Statement of Additional Information, please complete the information below and detach and mail this card to the Company at the address shown on the cover of this Prospectus.

Name

Address

City, State, Zip

Tear at perforation

STATEMENT OF ADDITIONAL INFORMATION
COUNTRY INVESTORS LIFE ASSURANCE COMPANY

Home Office	Variable Product Service Center
1701 N. Towanda Avenue	PO Box 9239
Bloomington, Illinois, 61701	Des Moines, Iowa 50306
1-888-349-4658

Country Investors Variable Annuity Account
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

This Statement of Additional Information contains additional information to the Prospectuses for the two flexible premium deferred variable annuity contracts (each a “Contract”) offered by COUNTRY Investors Life Assurance Company (the “Company”). This Statement of Additional Information is not a Prospectus and it should be read only in conjunction with the Prospectus for the Contract. The Prospectus for the Contract is dated the same date as this Statement of Additional Information. Unless otherwise indicated, all terms used in this Statement of Additional Information have the same meaning as when used in the Prospectus. You may obtain a copy of the Prospectus by writing us at our address or calling the toll-free number as shown above.
May 1, 2011

STATEMENT OF ADDITIONAL INFORMATION

SAI-TOC

ADDITIONAL CONTRACT PROVISIONS

The Contract
The Contract includes the basic Contract, the application, any supplemental applications and any endorsements or additional benefit riders or agreements. The statements made in the application are deemed representations and not warranties. We will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

Incontestability
We will not contest the Contract from its Contract Date.

Misstatement of Age or Sex
If the age or sex of the Annuitant has been misstated, we will pay that amount which the premiums actually paid would have purchased at the correct age and sex.

Non-Participation
The Contracts are not eligible for dividends and will not participate in the Company’s divisible surplus.

CALCULATION OF YIELDS AND TOTAL RETURNS

The Company may disclose yields, total returns and other performance data for a Subaccount. Such performance data will be computed in accordance with the standards defined by the SEC or be accompanied by performance data computed in such manner.

Money Market Subaccount Yields
Advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a specific seven-day period. This figure is computed by determining the net change (exclusive of realized gains and losses on the sale of securities, unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract with a balance of 1 subaccount unit at the beginning of the period, dividing this net change by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis.
The net change in account value reflects:
•	net income from the Investment Option attributable to the hypothetical account, and

•	charges and deductions imposed under the Contract attributable to the hypothetical account.
The charges and deductions include per unit charges for the hypothetical account for:
•	the annual administrative charge, and

•	the mortality and expense risk charge.

1

For purposes of calculating current yields for a Contract, an average per unit administrative charge is used based on the $30 administrative charge deducted at the beginning of each Contract Year. Current and effective yields will be calculated according to the SEC prescribed formulas set forth below:
Current Yield = ((NCS – ES)/UV) × (365/7)
Where:

NCS	=	the net change in the value of the Investment Option (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 accumulation unit.

ES	=	per unit expenses attributable to the hypothetical account for the seven-day period.

UV	=	the unit value for the first day of the seven-day period.

Effective Yield = (1 + ((NCS – ES)/UV))365/7 – 1

Where:

NCS	=	the net change in the value of the Investment Option (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 accumulation unit.

ES	=	per unit expenses attributable to the hypothetical account for the seven-day period.

UV	=	the unit value for the first day of the seven-day period.
The yield for the Money Market Subaccount will be lower than the yield for the Money Market Investment Option due to the charges and deductions imposed under the Contract.
The current and effective yields of the Money Market Subaccount normally fluctuate on a daily basis and should not act as an indication or representation of future yields or rates of return. The actual yield is affected by:
•	changes in interest rates on money market securities,

•	the average portfolio maturity of the Money Market Investment Option,

•	the quality of portfolio securities held by this Investment Option, and

•	the operating expenses of the Money Market Investment Option.
Yields may also be presented for other periods of time.

Other Subaccount Yields
Advertisements and sales literature may also quote the current annualized yield of one or more of the subaccounts (except the Money Market Subaccount) for a Contract for 30-day or one month periods. The annualized yield of a Subaccount refers to income generated by that Subaccount during a 30-day or one-month period which is assumed to be generated each period over a 12-month period.

2

The yield is calculated according to the SEC formula set forth below:

Yield	=	2 × ((((NI – ES)/(U × UV)) + 1) [6] – 1)

Where:

NI	=	net investment income of the Investment Option for the 30-day or one-month period attributable to the shares owned by the Subaccount.

ES	=	expenses of the Subaccount for the 30-day or one-month period.

U	=	the average daily number of accumulation units outstanding during the period.

UV	=	the unit value at the close of the last day in the 30-day or one-month period.
The yield for each Subaccount will be lower than the yield for the corresponding Investment Option due to the various charges and deductions imposed under the Contract.
The yield for each Subaccount normally will fluctuate over time and should not act as an indication or representation of future yields or rates of return. A Subaccount’s actual yield is affected by the quality of portfolio securities held by the corresponding Investment Option and its operating expenses.
The surrender charge is not considered in the yield calculation.

Average Annual Total Returns
Advertisements and sales literature may also quote average annual total returns for the Subaccounts for various periods of time, including periods before the Subaccounts were in existence. Total return figures are provided for each Subaccount for one-, five- and ten-year periods. Average annual total returns may also be disclosed for other periods of time.
Adjusted average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. The last date of each period is the most recent month-end practicable.
For purposes of calculating average annual total return, an average annual administrative charge per dollar of Contract value is used. The calculation also assumes surrender of the Contract at the end of the period. The total return will then be calculated according to the SEC prescribed formula set forth below:

TR	=	(ERV/P)1/N – 1

Where:

TR	=	the average annual total return net of Subaccount recurring charges.

ERV	=	the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

P	=	a hypothetical initial payment of $1,000.

N	=	the number of years in the period.
Investment Option Performance. Each Subaccount may advertise the performance of the corresponding Investment Option in which it invests, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Investment Option in which the Subaccount invests may pre-date the effective date of the Subaccount being offered in the Contract.

3

The actual Subaccount total return information and the adjusted historic average total return information will vary because of the method used to deduct the mortality and expense risk charge from the returns. For actual Subaccount total return information, the mortality and expense risk charge is calculated based on the daily net assets multiplied by a daily factor and reduced on a daily basis. For adjusted historic average total return information, the mortality and expense risk charge is calculated as a single charge applied at the end of the period on an annualized basis.

Other Total Returns
Advertisements and sales literature may also quote average annual total returns which do not reflect the surrender charge. These figures are calculated in the same manner as average annual total returns described above, however, the surrender charge is not taken into account at the end of the period.
We may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

CTR	=	(ERV/P) – 1

Where:

CTR	=	The cumulative total return net of Subaccount recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical single payment of $1,000.

Effect of the Administrative Charge on Performance Data
We currently apply an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Annuitization Date. (This charge is guaranteed not to exceed $45) This charge is deducted from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount’s value bears to the total Accumulated Value. For purposes of reflecting the administrative charge in yield and total return quotations, this annual charge is converted into a per-dollar per-day charge based on the average value of all contracts in the Account on the last day of the period for which quotations are provided. The per-dollar per-day average charge is then adjusted to reflect the basis upon which the particular quotation is calculated.

DISTRIBUTION OF THE CONTRACTS

Our affiliate COUNTRY Capital Management Company, (“COUNTRY Capital”) is responsible for distributing the Contracts pursuant to a distribution agreement with us. COUNTRY Capital located at 1705 N. Towanda Avenue, Bloomington, Illinois 61702 serves as principal underwriter for the Contracts. COUNTRY Capital, an Illinois company organized in 1981, is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority. COUNTRY Capital is a member of the Securities Investor Protection Corporation.
We have discontinued new sales of the Contracts to the public. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners of the Account.

4

COUNTRY Capital may sell the Contract through its registered representatives, who must be appointed by the Company as insurance agents. COUNTRY Capital also may enter into selling agreements with other broker-dealers and compensate those broker-dealers up to the amount disclosed in the Prospectus for their services.
COUNTRY Capital received sales compensation with respect to the Contract in the following amounts during the periods indicated.

		Aggregate Amount of
		Commissions Retained by
	Aggregate Amount of	COUNTRY Capital
	Commissions Paid	After Payments to its
Fiscal Year	to COUNTRY Capital*	Registered Representatives

2010

2009	$474,411	$42,936

2008	$361,579	$52,861

* Includes sales compensation paid to registered representatives of COUNTRY Capital.
COUNTRY Capital passes through commissions it receives except in the infrequent event of a Contract unassigned to a registered representative and does not retain any override as distributor for the Contracts. However, under the distribution agreement with COUNTRY Capital, COUNTRY Capital is reimbursed by us for the following sales expenses: supervisor and registered representative compensation; registered representative training allowances; advertising expenses; and all other expenses of distributing the Contracts.

ADMINISTRATIVE SERVICES AGREEMENT

EquiTrust Life Insurance Company (“EquiTrust Life”) and the Company are parties to an administrative services agreement pursuant to which EquiTrust Life agrees to provide certain accounting, actuarial and other services to the Company. For services performed by EquiTrust Life under the administrative services agreement during the fiscal years ended December 31, 2010, 2009, and 2008, EquiTrust Life billed the Company $ ____, $288,191, and $240,073, respectively.

COMPLIANCE AND ACCOUNTING AGREEMENT

EquiTrust Investment Management Services, Inc. (“EquiTrust Investment”) are parties to a Compliance and Accounting Agreement pursuant to which EquiTrust Investment agrees to provide certain accounting, tax, compliance, and other services to the Company. For services performed by EquiTrust Investment under the agreement during the fiscal years ended December 31, 2010, 2009, and 2008, EquiTrust Investment billed the Company $ _____, $192,313, and $153,316, respectively.

LEGAL MATTERS

All matters relating to Illinois law pertaining to the Contracts, including the validity of the Contracts and the Company’s authority to issue the Contracts, have been passed upon by James M. Jacobs, Esquire, General Counsel and Secretary of the Company. Sutherland Asbill & Brennan LLP, Washington D.C. has provided advice on certain matters relating to the federal securities laws.

5

EXPERTS

The Company’s statutory-basis balance sheets as of December 31, 2010 and 2009 and the related statutory-basis statements of operations, surplus and cash flow for each of the three years in the period ended December 31, 2010, appearing herein, have been audited by Ernst & Young LLP, an independent registered public accounting firm, Sears Tower, 233 S. Wacker Drive, Chicago, Illinois 60606 as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
The Account’s statements of assets and liabilities as of December 31, 2010 and the related statement of operations and changes in net assets for the periods disclosed in the financial statements, appearing herein, have been audited by Ernst & Young LLP, an independent registered public accounting firm, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in auditing and accounting.

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contract discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information as to the contents of the Contract and other legal instruments are summaries. For a complete statement of the terms of these documents, reference is made to such instruments as filed.

FINANCIAL STATEMENTS

The Company’s financial statements included in this Statement of Additional Information should be considered only as bearing on the Company’s ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

6

PART C
OTHER INFORMATION
Item 24. Financial Statements and Exhibits

(a)	(1)	Financial Statements are included in the Statement of Additional Information, as indicated therein.

(b)	Exhibits

	(1)	Certified resolution of the board of directors of COUNTRY Companies Life Assurance Company (the “Company”) establishing COUNTRY Investors Variable Annuity Account (the “Account”).(1)

	(2)	Not Applicable.

	(3)	Distribution Agreement.(7)

	(4)	(a)	Contract Form.(1)

		(b)	Variable Settlement Agreement(2)

		(c)	Guaranteed Minimum Death Benefit Endorsement(2)

		(d)	Incremental Death Benefit Rider(1)

		(e)	Retirement Security Rider(6)

	(5)	(a)	Contract Application.(2)

		(b)	Variable Product Supplement.(1)

	(6)	(a)	Articles of Incorporation of the Company.(1)

		(b)	By-Laws of the Company.(1)

	(7)	(a)	Variable Annuity Reinsurance Agreement between COUNTRY Investors Life Assurance Company and EquiTrust Life Insurance Company.(3)

		(b)	Variable Payment Contract Reinsurance Agreement between COUNTRY Investors Life Assurance Company and EquiTrust Life Insurance Company.(3)

	(8)	(a)	Participation Agreement relating to EquiTrust Variable Insurance Series Fund.(3)
(1) Amended Participation Agreement. (4)

		(b)	Participation Agreement relating to Dreyfus Variable Investment Fund.(3)
(1) Supplemental Agreement. (4)

		(c)	Participation Agreement relating to T. Rowe Price Equity Series, Inc. and T. Rowe Price International Series, Inc.(3)

		(d)	Participation Agreement relating to American Century Funds.(3)

		(d)	(1) Novation Agreement relating to American Century Investment Services, Inc. (7)

		(e)	Participation Agreement relating to Fidelity Variable Insurance Products Funds.(3)

		(f)	Participation Agreement relating to Franklin Templeton Funds.(3)
		(f)	(1) Amendment to Participation Agreement.(3)

		(g)	Participation Agreement relating to JPMorgan Series Trust II.(3)
(1) Amendment to Fund Participation Agreement.(4)

		(h)	Participation Agreement relating to Summit Pinnacle Series.(3)

		(i)	Participation Agreement relating to COUNTRY Mutual Funds Trust.(3)

		(j)	Participation Agreement relating to DWS Variable Series I and DWS Variable Series II.(7)

		(k)	Variable Products Compliance and Accounting Agreement.(3)

	(l)	Administrative Services Agreement.(3)

	(m)	(1)	T. Rowe Price Shareholder Information Agreement (Rule 22c-2). (4)

		(2)	American Century Shareholder Information Agreement (Rule 22c-2). (4)

		(3)	Fidelity Shareholder Information Agreement (Rule 22c-2). (4)

		(4)	Franklin Shareholder Information Agreement (Rule 22c-2). (4)

		(5)	Summit Shareholder Information Agreement (Rule 22c-2). (4)

		(6)	Country Shareholder Information Agreement (Rule 22c-2). (4)

	(n)	Investment Advisory Agreement between COUNTRY Investors Life Assurance Company and COUNTRY Trust Bank.(5)

(9)	Opinion and Consent of James M. Jacobs, Esquire.(9)

(10)	(a)	Consent of Sutherland Asbill & Brennan LLP.(9)

	(b)	Consent of Ernst & Young LLP.(9)

	(c)	Opinion and Consent of R. Dale Hall, FSA, MAAA, Vice President and Chief Actuary.(9)

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Not Applicable.

(14)	Powers of Attorney.(8)

(1)	Incorporated herein by reference to the Initial Filing of this Registration Statement on Form N-4 (File No. 333-104424) filed with the Securities and Exchange Commission on April 10, 2003.

(2)	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-104424) filed with the Securities and Exchange Commission on September 3, 2003.

(3)	Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-104424 filed with the Securities and Exchange Commission on April 29, 2005.

(4)	Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-104424) filed with the Securities and Exchange Commission on April 30, 2007.

(5)	Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-104424) filed with the Securities and Exchange Commission on April 30, 2008.

(6)	Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (File No. 333-104424) filed with the Securities and Exchange Commission on July 29, 2008.

(7)	Incorporated herein by reference to Post Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 333-104424) filed with the Securities and Exchange Commission on April 29, 2010.

(8)	Filed herein.

(9)	To be filed by amendment.

Item 25. Directors and Officers of the Company

Name and Principal Business
Address*	Positions and Offices with the Depositor
James A. Anderson	Director
Wayne Anderson	Director
Darryl R. Brinkman	Director
Charles M. Cawley	Director
Dale Hadden	Director
Scott Halpin	Director
Chris Hausman	Director
Michael J. Kenyon	Director
David L. Meiss	Director
Richard D. Ochs	Director
J.C. Pool	Director
Terry A. Pope	Director
Chad K. Schutz	Director

Name and Principal Business
Address*	Positions and Offices with the Depositor
Troy Uphoff	Director
Steven G. Hosselton	Director
Randy J. Poskins	Director
David L. Serven	Director
Bradley A. Temple	Director
Philip T. Nelson	President & Director
Richard Guebert Jr.	Vice President & Director
Alan K. Dodds	Vice President, Finance & Treasurer
John D. Blackburn	Chief Executive Officer
Barbara A. Baurer	Executive Vice President & Chief Operating Officer
David A. Magers	Executive Vice President & Chief Financial Officer
Doyle J. Williams	Executive Vice President—Chief Marketing Officer
Alan T. Reiss	Senior Vice President, Service Operations
Wade Harrison	Senior Vice President, Financial Services Operations
Paul V. Bishop	Senior Vice President Sales
Steven R. Denault	Senior Vice President, Human Resources—Corp Communication
Keith Brannan	Vice President, Strategic Marketing & Financial Security Planning
Robert J. McDade	Vice President, Financial & Brokerage Solutions
Richard J. Beninati	Regional Vice President, Agency Western
Jon Voegele	Regional Vice President, Agency Illinois
Kevin Thompson	Regional Vice President, Agency Central
Peter J. Borowski	Vice President & Corporate Controller
R. Dale Hall	Vice President and Chief Life/Health Actuary
James M. Jacobs	General Counsel, Secretary and Chief Legal Officer
Jeffrey S. Koerner	Vice President
Cherilyn Hardman-Sytar	Vice President, Marketing
Bruce Finks	Assistant Treasurer
Robert L. Sammer	Assistant Treasurer
James Keist	Assistant Secretary
Elaine Thacker	Assistant Secretary
Kathy Smith Whitman	Assistant Secretary
Thomas B. Harris	Vice President, Life Health Administration
Brian Piercy	Assistant Secretary
Chad Carpenter	Assistant Secretary
Matthew J. Kopff	Associate Controller
Steve McCoin	Associate Controller
James Swanson, M.D.	Medical Director

*	Unless otherwise indicated, the principal business address of each person is 1701 N. Towanda Avenue, Bloomington, Illinois 61701.

Item 26. Persons Controlled By Or Under Common Control With The Depositor Or Registrant
The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company.
SEE ORGANIZATION CHART ON FOLLOWING PAGE

1. Organized in Illinois as a mutual insurance company. Proxy control in Illinois Agricultural Association. (CMIC)
2. Organized in Illinois as a stock insurance company. 100% of voting securities owned by COUNTRY Mutual Insurance Company. (CCIC)
3. Organized in Illinois as a stock insurance company. 100% of voting securities owned by COUNTRY Mutual Insurance Company. (CPIC)
4. Organized in Delaware as a business corporation. 20.33% of voting securities owned by COUNTRY Mutual Insurance Company and 20.33% of voting securities owned by COUNTRY Life Insurance Company. (Riverglass)
5. Organized in Connecticut as a mutual insurance company. Board and management control by COUNTRY Mutual Insurance Company. (MMAC)
6 Organized in Delaware as a limited liability company. 99.99% of voting securities owned by COUNTRY Mutual Insurance Company. (CCM)
7. Organized in Georgia as a mutual insurance company. Board and management control by COUNTRY Mutual Insurance Company. (CSMIC)
8. Organized in Georgia as a stock insurance company. 100% of voting securities owned by Cotton States Mutual Insurance Company. (Shield)
9. Organized in Massachusetts as a mutual insurance company. Boar d and management control and 81.9% of guaranty capital owned by COUNTRY Mutual Insurance Company. (HMIC)
10. Organized in Massachusetts as a stock business corporation. 100% of voting securities owned by Holyoke Mutual Insurance Company in Salem. (HOSIA)
11. Organized in Illinois as a stock insurance company. 100% of voting securities owned by COUNTRY Mutual Insurance Company. (MSIC)
12. Organized in Illinois as a business corporation. 100% of voting securities owned by Illinois Agricultural Holding Co. (CCSI)
13. Organized in Connecticut as a stock business corporation. 100% of voting securities owned by Middlesex Mutual Assurance Company. (Midfield)
14. Organized in Illinois as a stock insurance company. 100% of voting securities owned by Middlesex Mutual Assurance Company. (MSIPIC)
15. Organized in Illinois as a business corporation. 98.8% of voting securities owned by Illinois Agricultural Association. (IAHC)
16. Organized in Illinois as a stock insurance company. 99.99% of voting securities owned by Illinois Agricultural Holding Co. (CLIC)
17. Organized in Illinois as a stock insurance company. 100% of voting securities owned by COUNTRY Life Insurance Company. (CILAC)
18. Organized in Illinois as a business corporation. 100% of voting securities owned by COUNTRY Life Insurance Company. (CCMC)
19. Organized as a Federal thrift. 100% of voting securities owned by COUNTRY Life Insurance Company. (CTB)
20. Organized in Delaware as a business trust. Investment advisory agreement with COUNTRY Fund Management, a department of COUNTRY Trust Bank. (CMFT)
21. Organized in Georgia as a stock insurance company. 75% of voting securities owned by COUNTRY Life Insurance Company and 25% of voting securities owned by COUNTRY Mutual Insurance Company. (CSLIC)
22. Organized in Florida as a business corporation. 100% of voting securities owned by Cotton States Life Insurance Company. (CSMR)
23. Organized in Illinois as a business corporation. 100% of voting securities owned by Illinois Agricultural Holding Co. (IASC)
24. Organized as a an Illinois credit union. No corporate control. Board control in Illinois Agricultural Association and certain affiliated companies. (IAACU)
25. Organized in Illinois as an agricultural cooperative. 48.3% of voting securities owned by Illinois Agricultural Association. (IAAA)
26. Organized in Illinois under the General Not For Profit Corporation Act. Membership control in Illinois Agricultural Association. (IAA Foundation)
27. Organized in Illinois under the General Not For Profit Corporation Act. Membership control in Illinois Agricultural Association. (ASA)
28 Organized in Illinois as an agricultural cooperative. 39.2% of voting securities owned by Illinois Agricultural Association. (PFD)
29. Organized in Illinois as a business corporation. 50% of voting securities owned by Prairie Farms Dairy, Inc. (M-PD)
30. Organized in Indiana as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc. (ESJD)
31. Organized in Illinois as a limited liability company. 90% of voting securities owned by Prairie Farms Dairy, Inc. and 10% of voting securities owned by East Side Jersey Dairy, Inc. (SBD)
32. Organized in Illinois as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc. (PFD Supply)
33. Organized in Missouri as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc. (ICS)
34. Organized in Illinois as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc. (GMS)
35. Organized in Illinois as a limited liability company. 50% of voting securities owned by Prairie Farms Dairy, Inc. (Madison Farms)
36. Organized in Illinois as a limited liability company. 50% of voting securities owned by Prairie Farms Dairy, Inc. (Roberts Dairy)
37. Organized in Illinois as a limited liability company. 50% of voting securities owned by Prairie Farms Dairy, Inc. (Hiland)
38. Organized in Tennessee as a limited liability company. 60% of voting securities owned by Prairie Farms Dairy, Inc. and 40% of voting securities owned by Hiland Dairy Foods Company, LLC. (Turner)
39. Organized in Missouri as a business corporation. 100% of voting securities owned by Hiland Dairy Foods Company, LLC. (Belfonte)
40. Organized in Missouri as a limited liability company. 25% of voting securities owned by Hiland Dairy Foods Company, LLC. (SkyPark)
41. Organized in Delaware under the General Corporation Act. 28.2% of voting securities owned by Illinois Agricultural Association. (GMK)
42. Organized in Delaware under the General Corporation Act. 91.02% of voting securities owned by GROWMARK, Inc . and 8.98% of voting securities owned b y FS Financial Services Corporation. (FS Risk)
43. Organized in Vermont as a business corporation. 100% of voting securities owned by FS Risk Management Services, Inc. (FS Preferred Ins. Co.)
44. Organized in Delaware under the General Corporation Act. 80% of voting securities owned by GROWMARK, Inc. (MID-CO)
45. Organized in Canada as a Partnership. 50% of voting securities owned by GROWMARK, Inc. (Great Lakes)
46. Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc . (FS Financial)
47. Organized in Delaware as a limited liability company. 54% of voting securities owned by FS Financial Services Corporation. (Total Grain)
48. Organized in Delaware as a limited liability company. 55.81% of voting securities owned by FS Financial Services Corporation. (Western Grain)
49. Organized in Florida as a limited liability company. 50% of voting securities owned by FS Financial Services Corporation (CSE GMK)
50. Organized in Delaware as a limited liability company. 51% of voting securities owned by CSE GROWMARK, LLC. (Cornex)
51. Organized in Delaware as a limited liability company. 51% of voting securities owned by FS Financial Services Corporation and 49% of voting securities owned by Illinois Agricultural Association. (AgriVisor LLC)
52. Organized in Delaware as a limited liability company. 78% of voting securities owned by FS Financial Services Corporation. (Northern Grain)
53. Organized in Ontario under the Business Corporations Act. 100% of voting securities owned by GROWMARK, Inc. (FS Services)
54. Organized in Ontario under the Business Corporations Act. 7% of voting securities owned by FS Services Ontario, Ltd.. (Interprovencial)
55. Organized in Delaware as a limited liability company. 100% of voting securities owned by GROWMARK, Inc. (GMK FS)
56. Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc. (Proj. Explr. Mark II)
57. Organized in Delaware under the General Corporation Act. 100% of voting securities owned by Project Explorer Mark II Corporation. (Malta Texo)
58. Organized in Delaware as a limited liability company. 50% of voting securities owned by GROWMARK, Inc. (Malta Ind.)
59. Organized in Delaware as a limited liability company. 100% of voting securities owned by Malta Industries, LLC. (Malta Holdings)
60. Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc. (FS Partners)
61. Organized in Nova Scotia as a limited liability company. 100% of voting securities owned by FS Partners, Inc. (3098584 NSCo.)
62. Organized in Illinois as a business corporation. 100% of voting securities owned by GROWMARK, Inc. (GROW-AG)
63. Organized in Delaware as a limited liability company. 100% of voting securities owned by GROW-AG, Inc. (FS Fuel)
64. Organized in Delaware as a limited liability company. 100% of voting securities owned by GROWMARK, Inc. (Seed way)
65. Organized in Illinois as a limited liability company. 100% of voting securities owned by GROWMARK, Inc. (Newtech)
66. Organized in Idaho as a limited liability company. 25% of voting securities owned by GROWMARK, Inc. (Allied Seed)
67. Organized in Delaware under the General Corporation Act.. 100% of voting securities owned by GROWMARK, Inc. (Norfolk FS)
68. Organized in Canada under the Business Corporations Act. 100% of voting securities owned by Norfolk FS Partners, Inc. (3105194 NSCo.)
69. Organized in Canada under the Business Corporations Act. 60% of voting securities owned by 3105194 Nova Scotia Company. (Norfolk FS)
70. Organized in Ontario under the Business Corporations Act. 100% of voting securities owned by GROWMARK, Inc. (1105433 Ontario)
71. Organized in Ontario under the Business Corporations Act. 50% of voting securities owned by 1105433 Ontario, Inc. (UPI)
72. Organized in Canada. 100% of voting securities owned by UPI, Inc. (UPI Holdings)
73. Organized in Canada as a limited liability partnership. 99.999% of voting securities owned by UPI, Inc. (UPI Energy)
74. Organized in Canada. 100% of voting securities owned by UPI, Inc. (Case ‘N Drum)
75. Organized in Canada. 100% of voting securities owned by UPI, Inc. (Dykstra)

* Organized in Illinois as a not-for-profit corporation. No	*** GROWMARK, Inc. owns voting stock
voting securities. No person controls it.	in approximately 28 of its Illinois member companies.

Item 27. Number of Contract Owners
As of April _____, 2011, there were _____ Qualified Contract Owners and _____ Non-Qualified Contract Owners.
Item 28. Indemnification
Each person who is or who shall hereafter become a director, officer or employee of the Company, and his administrators, executors, and heirs shall be indemnified by the Company, to the extent not prohibited by applicable law, against all judgments, decrees, orders and findings rendered or entered against him and all costs and expenses reasonably incurred by or imposed upon him, in connection with or resulting from any action, suit or proceeding, administrative or otherwise or threat thereof, to which he is or may be made a party by reason of his being or having been a director, officer or employee (whether or not he shall be a director, officer or employee at the time) excepting judgments, decrees, orders, findings, costs and expenses incurred or imposed in relation to matters as to which a recovery shall be had against him by reason of his having been finally adjudged in such action, suit or proceeding, administrative or otherwise liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In the absence of an adjudication which expressly absolves the director, officer or employee of liability to the company or its stockholders for willful misfeasance, bad faith, gross negligence and reckless disregard of the duties involved in the conduct of his office, or in the event of a settlement, each director, officer and employee and his administrators, executors, or heirs may be indemnified by the company against payments made including reasonable costs and expenses provided that such indemnification shall be conditioned upon the prior determination by a resolution of two-thirds (2/3) of those members of the Board of Directors of the Company who are not involved in the action, suit or proceeding that the director, officer or employee has no liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, and provided further that if a majority of the members of the Board of Directors of the company are involved in the action, suit or proceeding, such determination shall have been made by a written opinion of independent counsel. Amounts paid in settlement shall not exceed costs, fees and expenses which would have been reasonably incurred if the action, suit or proceeding had been litigated to a conclusion. The foregoing rights and indemnification shall not be exclusive of any other rights to which the officers, directors, and employees may be entitled according to law.
The Company may purchase and maintain insurance on behalf of any person who is or was a director, officer or employee of the company against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Company would have the power to indemnify him against such liability.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter
(a) COUNTRY Capital Management Company is the registrant’s principal underwriter and also serves as the principal underwriter to COUNTRY Investors Variable Life Account, COUNTRY VP Growth Fund, and COUNTRY VP Bond Fund.
(b) Officers and Directors of COUNTRY Capital Management Company

Name and Principal Business Address*	Positions and Offices with the Underwriter
Terry A. Pope	Director
Michael J. Kenyon	Director
Richard D. Ochs	Director
Philip T. Nelson	Chairman & Director
Richard Guebert Jr.	Vice President & Director
Alan K. Dodds	Vice President-Finance & Treasurer
James M. Jacobs	General Counsel, Secretary and Chief Legal Counsel
David A. Magers	Executive Vice President
Doyle J. Williams	Chief Executive Officer & Chief Marketing Officer
Thomas B. Harris	Assistant Secretary
John R. Novack	Assistant Secretary
Virginia M. Smith	Assistant Secretary
Kathy Smith Whitman	Assistant Secretary
Peter J. Borowski	Vice President & Corporate Controller & Chief Financial Officer
Steven E. McCoin	Assistant Controller
Robert J. McDade	FINRA Executive Representative and Chief Compliance Officer

*	The principal business address of all of the persons listed above is 1705 N. Towanda Avenue, Bloomington, Illinois 61702.

(c) Give the following information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

Name of	Net Underwriting
Principal	Discounts and	Compensation	Brokerage
Underwriter	Commissions	Redemption	Commission	Compensation
Country Capital Management Company	$—	NA	NA	NA

Item 30. Location of Books and Records
All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 1701 N. Towanda Avenue or 1705 N. Towanda Avenue, Bloomington, Illinois 61701, or 5400 University Avenue, West Des Moines, Iowa 50266.

Item 31. Management Services
VARIABLE PRODUCTS COMPLIANCE AND ACCOUNTING AGREEMENT. Under this agreement, EquiTrust Investment Management Services, Inc. (“EquiTrust”) agrees to provide the Company with certain compliance and accounting functions with respect to the variable annuity contracts and variable universal life insurance policies issued by the Company. These functions include: preparing Forms N-4 and N-6, N-SAR and 24F-2; providing requested information for SEC examinations; calculating daily unit values and preparing trial balances, financial reports and audit schedules. EquiTrust is not an affiliated person of the Company. EquiTrust is compensated quarterly for its services based on a schedule of fees attached to the agreement.
Item 32. Undertakings and Representations
(a) The Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.
(b) The Registrant undertakes that it will include as part of any application to purchase a Contract offered by the Prospectus, either: (i) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a statement of additional information; or (ii) a post card or similar written communication, affixed to or included in the Prospectus that the applicant can remove and send to the Company for a Statement of Additional Information.
(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.
(d) The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.
(e) COUNTRY Investors Life Assurance Company (the “Company”) represents that the aggregate charges under the Contracts are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

SIGNATURES
As required by the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, the Registrant, COUNTRY Investors Variable Annuity Account has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Bloomington, State of Illinois, on the 25th day of February, 2011.

COUNTRY Investors Life Assurance Company
By:	/s/ Philip T. Nelson
Philip T. Nelson
President
COUNTRY Investors Variable Annuity Account
By:	/s/ Philip T. Nelson
Philip T. Nelson
President
COUNTRY Investors Life Assurance Company

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the dates set forth below.

Signature	Title	Date
/s/ Philip T. Nelson	President and Director [Principal Executive Officer]	February 25, 2011
Philip T. Nelson

/s/ David A. Magers	Executive Vice President and Chief Financial Officer	February 25, 2011
David A. Magers	[Principal Financial Officer]
[Principal Accounting Officer]

*	Director	February 25, 2011
James A. Anderson

*	Director	February 25, 2011
Wayne Anderson

*	Director	February 25, 2011
Darryl R. Brinkman

*	Director	February 25, 2011
Charles M. Cawley

*	Director	February 25, 2011
Dale Hadden

*	Director	February 25, 2011
Chris Hausman

*	Director	February 25, 2011
Scott Halpin

Signature	Title	Date

*	Vice President and Director	February 25, 2011
Richard Guebert Jr.

*	Director	February 25, 2011
Steven G. Hosselton

*	Director	February 25, 2011
Michael J. Kenyon

*	Director	February 25, 2011
David L. Meiss

*	Director	February 25, 2011
Richard D. Ochs

*	Director	February 25, 2011
J.C. Pool

*	Director	February 25, 2011
Terry A. Pope

*	Director	February 25, 2011
Randy J. Poskin

*	Director	February 25, 2011
Chad K. Schutz

*	Director	February 25, 2011
David L. Serven

*	Director	February 25, 2011
Bradley A. Temple

*	Director	February 25, 2011
Troy Uphoff

*By:	/s/ James M. Jacobs
James M. Jacobs
Attorney-In-Fact
Pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Description
(b)(14)	Powers of Attorney